UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of Registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250,
Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end:

October 31

Date of reporting period:

October 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BondBloxxSM ETF Trust

Annual Report

October 31, 2023

BondBloxx USD High Yield Bond Industrial Sector ETF| XHYI |NYSE Arca

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF| XHYT |NYSE Arca

BondBloxx USD High Yield Bond Healthcare Sector ETF| XHYH |NYSE Arca

BondBloxx USD High Yield Bond Financial & REIT Sector ETF| XHYF |NYSE Arca

BondBloxx USD High Yield Bond Energy Sector ETF| XHYE |NYSE Arca

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF| XHYC |NYSE Arca

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF| XHYD |NYSE Arca

BondBloxx USD High Yield Bond Sector Rotation ETF| HYSA |NYSE Arca

BondBloxx B Rated USD High Yield Corporate Bond ETF| XB |NYSE Arca

BondBloxx BB Rated USD High Yield Corporate Bond ETF| XBB |NYSE Arca

BondBloxx CCC Rated USD High Yield Corporate Bond ETF| XCCC |NYSE Arca

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF| XEMD | Cboe BZX

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF| XHLF |NYSE Arca

BondBloxx Bloomberg One Year Target Duration US Treasury ETF| XONE |NYSE Arca

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF| XTWO |NYSE Arca

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF| XTRE |NYSE Arca

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF| XFIV |NYSE Arca

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF| XSVN |NYSE Arca

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF| XTEN |NYSE Arca

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF| XTWY |NYSE Arca

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

BONDBLOXX ETF TRUST

Shareholder Letter (Unaudited)

Dear Shareholder,

The U.S. economy demonstrated remarkable resilience throughout 2023. Despite consensus expectations for a second-half recession driven by inflation and higher borrowing costs, economic indicators consistently outperformed projections. A notable example of this was that the U.S. economy grew almost 5% in the third quarter of 2023, the fastest expansion in nearly two years. A significant contributor to the economy’s ongoing resilience has been the enduring strength of the U.S. jobs market, which fueled continued household spending and caused businesses to restock to meet strong demand.

Inflation levels eased through most of 2023, allowing the Federal Reserve to halt further rate increases at its July, September, meetings as the U.S. economy continued to absorb prior adjustments. However, recent inflation data is still above the Fed’s 2% target, hovering in the low-to-mid 3% range for headline CPI. If in Q1 inflation remains persistent, the Fed could hold rates at these levels longer and have less reason to start cutting rates in the coming months.

Total return performance returned to positive in 2023 for most segments of the fixed income market, a welcome change from last year’s outlier year of [broad US fixed income market U.S. financial market losses. The U.S. high yield market experienced the best performance among broad fixed income asset classes for the second year in a row, outperforming U.S. Aggregate, U.S. Treasuries, investment grade corporates, and emerging markets sovereign debt. High yield performance was led by CCC-rated debt and the Consumer Cyclical industry sector.

Looking ahead, based on continued economic resilience and the Fed likely near the end of its rate hiking cycle, we believe now is the time for investors to increase their allocation to income, as we expect attractive forward returns in the coming year.

Within fixed income, we see opportunities for investors to look beyond broad-based benchmark ETFs to establish more precise exposures as away to seek outperformance.

At BondBloxx, we are committed to helping investors seize opportunities across fixed income markets. Our unique and innovative product suites span target duration U.S. Treasuries, credit rating and sector-specific high yield bonds, and short duration emerging markets.

Specific strategies we continue to view as compelling include:

■	High yield corporates – to seek attractive income as well as total return outperformance potential from tactical credit quality and industry sector selection

■	BBB corporates – to take advantage of this rating category’s strong fundamentals as well as yield levels not seen in 15 years

■	Short-term U.S. Treasuries – to potentially generate higher income, manage cash positions, and maintain liquidity

■	Intermediate-term U.S. Treasuries – to capture attractive total return potential considering the possible end to the Fed rate hike cycle, a slowing U.S. economy, and a normalization of the yield curve

■	Shorter-duration emerging markets sovereign debt – to reduce both interest rate and spread duration risk while benefiting from attractive yields and total return potential.

We are thankful for your investment and the trust you have placed in BondBloxx. We wish you a happy and prosperous New Year.

Joanna Gallegos

President, BondBloxx ETF Trust

There are risks associated with investing, including possible loss of principal. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited)

High Yield Sectors

The U.S. economy showed remarkable resilience over the 12-month period ending October 31, 2023 in the face of higher interest rates, persistent inflation and numerous external shocks. Economic growth was fueled by steady consumer spending, as the enduring strength of the labor market shored up household confidence. Gross Domestic Product grew at an annualized pace of 5.2% in the third quarter of 2023 - the fastest expansion in close to two years. The U.S. unemployment rate held near historic lows throughout the period. Meanwhile, signs of weakness were evident in areas such as housing, industrial production, and manufacturing.

Inflation pressures in the U.S. eased substantially from the 40-year peak reached in mid-2022, as annual consumer price growth hovered between 3.0% and 4.0% by mid-2023, down from 9.1% at its peak. This favorable trend in consumer price growth during the period enabled the Federal Reserve to slow its interest rate tightening campaign, having kept its policy rate unchanged at three of the last four meetings. This follows an aggressive 525 basis points in total rate increases over the previous 18 months.

After a year of double-digit declines across most asset classes, most fixed income sectors generated positive returns during the 12-month period ending in October 2023, led by higher-income generating sectors such as U.S. high yield and emerging markets. The overall equity market rose over 10%, driven by the technology sector and potential impacts of artificial intelligence, while other equity sectors and small-cap stocks lagged.

U.S High yield bonds generated positive returns for the 12-month period ending October 31, 2023, as a strong U.S. economy kept corporate cash flows relatively healthy, investor expectations of a recession receded, and the Federal Reserve approached the end of its interest rate hiking program. Owing to rising yields beginning in late 2021, a higher level of income helped insulate the asset class from price shocks. As measured by the BofA ICE Cash Pay High Yield Constrained Index, a broad benchmark of the asset class, U.S. high yield returned +5.79% for the 12-month period ending October 31, 2023.

While all sectors of U.S. high yield reported positive returns during the period, a high level of variance was recorded among the different industry sectors, driven by macroeconomic trends and idiosyncratic events. Robust consumer spending led to outperformance in the consumer cyclicals sectors (+8.71%), while strong balance sheets and ratings upgrades drove outperformance in the energy sector (+7.37%). Conversely, the telecommunications and media sector lagged (+1.28%) due to competitive cost pressures and several issuer-specific balance sheet problems.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Industrial Sector ETF (XHYI) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Core Industrial Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2023.

BondBloxx USD High Yield Bond Industrial Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond		Since
Industrial Sector ETF	1 year	Inception(2)
Net Asset Value	5.77%	(0.84)%
Market Value	6.12%	(0.70)%
ICE Diversified US Cash Pay High Yield
Core Industrial Index	7.00%	(0.26)%

(1)	The ICE Diversified US Cash Pay High Yield Core Industrial Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the industrial sector, including the basic materials, capital goods, transportation and services subsectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (XHYT) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2023.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond		Since
Telecom, Media & Technology Sector ETF	1 year	Inception(2)
Net Asset Value	0.89%	(4.86)%
Market Value	1.39%	(4.64)%
ICE Diversified US Cash Pay High Yield
Telecom, Media & Technology Index	1.35%	(4.52)%

(1)	The ICE Diversified US Cash Pay HighYieldTelecom, Media &Technology Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the telecom, media and technology sector, including the telecommunications, technology & electronics, and media sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Healthcare Sector ETF (XHYH) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Healthcare Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2023.

BondBloxx USD High Yield Bond Healthcare Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond		Since
Healthcare Sector ETF	1 year	Inception(2)
Net Asset Value	5.36%	(6.38)%
Market Value	6.03%	(6.23)%
ICE Diversified US Cash Pay High Yield
Healthcare Index	5.80%	(5.81)%

(1)	The ICE Diversified US Cash Pay High Yield Healthcare Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the healthcare sector, including the health facilities, health services, managed care, medical products, and pharmaceuticals sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Financial & REIT Sector ETF (XHYF) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Financial & REIT Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2023.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond		Since
Financial & REIT Sector ETF	1 year	Inception(2)
Net Asset Value	5.91%	(1.91)%
Market Value	6.17%	(1.83)%
ICE Diversified US Cash Pay High Yield
Financial & REIT Index	6.53%	(1.38)%

(1)	The ICE Diversified US Cash Pay High Yield Financial & REIT Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the financial sector, including the banking, financial services, and insurance sub-sectors, and the REIT sector. The REIT sector is comprised solely of debt issued by real estate investment trusts.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Energy Sector ETF (XHYE) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Energy Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2023.

BondBloxx USD High Yield Bond Energy Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond		Since
Energy Sector ETF	1 year	Inception(2)
Net Asset Value	6.73%	2.15%
Market Value	7.43%	2.33%
ICE Diversified US Cash Pay High Yield
Energy Index	7.48%	2.88%

(1)	The ICE Diversified US Cash Pay High Yield Energy Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the energy sector, including the exploration & production, gas distribution, oil field equipment & services, and oil refining & marketing sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (XHYC) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2023.

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond		Since
Consumer Cyclicals Sector ETF	1 year	Inception(2)
Net Asset Value	7.98%	(1.64)%
Market Value	8.77%	(1.59)%
ICE Diversified US Cash Pay High Yield
Consumer Cyclical Index	8.81%	(1.12)%

(1)	The ICE Diversified US Cash Pay High Yield Consumer Cyclical Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer cyclicals sector (companies whose performance is generally more closely connected to the business cycle and current economic conditions), including the automotive, leisure, real estate development & management, department stores, and specialty retail subsectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (XHYD) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2023.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond		Since
Consumer Non-Cyclicals Sector ETF	1 year	Inception(2)
Net Asset Value	5.40%	(1.36)%
Market Value	5.92%	(1.23)%
ICE Diversified US Cash Pay High Yield
Consumer Non-Cyclical Index	5.96%	(0.97)%

(1)	The ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer non-cyclicals sector (companies whose performance is generally less closely connected to the business cycle and current economic conditions), including the consumer goods, discount stores, food & drug retail, restaurants, and utilities sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Sector Rotation ETF (HYSA) at net asset value and market price as compared to a blended index Markit iBoxx USD Liquid Leveraged Loan Index and ICE BofA US Cash Pay High Yield Constrained Index(1) for the ten year period ended October 31, 2023.

BondBloxx USD High Yield Bond Sector Rotation ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx USD High Yield Bond					Since
Sector Rotation ETF	1 year	3 years	5 years	10 years	Inception(2)
Net Asset Value	4.14%	1.48%	(0.31)%	1.09%	1.44%
Market Value	4.19%	1.36%	(0.38)%	1.04%	1.41%
Markit iBoxx USD Liquid Leveraged Loan Index / ICE BofA US Cash Pay High Yield
Constrained Index	4.14%	1.48%	(0.31)%	1.09%	1.44%

The Fund acquired the assets and liabilities of the Highland/iBoxx Senior Loan ETF (the “Predecessor ETF”), a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Performance results shown in the graph and the performance table above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF.

(1)	The Markit iBoxx USD Liquid Leveraged Loan Index, is comprised of about 100 of the most liquid, tradable leveraged loans, as identified by Markit’s Loans Liquidity service. Markit iBoxx USD Liquid Leveraged Loan Index is the Predecessor ETF’s index benchmark for the period from commencement of operations, November 6, 2012, through the acquisition on September 15, 2023.

The ICE BofA US Cash Pay High Yield Constrained Index is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. ICE BofA US Cash Pay High Yield Constrained Index began on September 16, 2023. This Fund is actively managed and does not seek to track the performance of the ICE BofA US Cash Pay High Yield Constrained Index.

(2)	The Fund commenced operations on November 6, 2012. The Fund was acquired as from the Predecessor ETF of the close of business on September 15, 2023. Shares of HYSA were listed on the NYSE Arca, Inc. on September 18, 2023. Prior to September 16, 2023, the Predecessor Fund was advised by a different investment adviser, had a different investment objective and policies and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF Growth

Fund Performance Overview (Unaudited) (Continued)

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.55%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited) (Continued)

High Yield Ratings

The U.S. economy showed remarkable resilience over the 12-month period ending October 31, 2023 in the face of higher interest rates, persistent inflation and numerous external shocks. Economic growth was fueled by steady consumer spending, as the enduring strength of the labor market shored up household confidence. Gross Domestic Product grew at an annualized pace of 5.2% in the third quarter of 2023 - the fastest expansion in close to two years. The U.S. unemployment rate held near historic lows throughout the period. Meanwhile, signs of weakness were evident in areas such as housing, industrial production, and manufacturing.

Inflation pressures in the U.S. eased substantially from the 40-year peak reached in mid-2022, as annual consumer price growth hovered between 3.0% and 4.0% by mid-2023, down from 9.1% at its peak. This favorable trend in consumer price growth during the period enabled the Federal Reserve to slow its interest rate tightening campaign, having kept its policy rate unchanged at three of the last four meetings. This follows an aggressive 525 basis points in total rate increases over the previous 18 months.

After a year of double-digit declines across most asset classes, most fixed income sectors generated positive returns during the 12-month period ending in October 2023, led by higher-income generating sectors such as U.S. high yield and emerging markets. The overall equity market rose over 10%, driven by the technology sector and potential impacts of artificial intelligence, while other equity sectors and small-cap stocks lagged.

U.S high yield bonds generated positive returns for the 12-month period ending October 31, 2023, as a strong U.S. economy kept corporate cash flows relatively healthy, investor expectations of a recession receded, and the Federal Reserve approached the end of its interest rate hiking program. Owing to rising yields beginning in late 2021, a higher level of income helped insulate the asset class from price shocks. As measured by the BofA ICE Cash Pay High Yield Constrained Index, a broad benchmark of the asset class, U.S. high yield returned +5.79% for the 12-month period ending October 31, 2023.

Lower-rated high yield bonds outperformed for the 12-month period, as fears of recession in the U.S. abated and higher yields provided a comfortable cushion against interest rate fears and security price volatility. The ICE CCC US Cash Pay High Yield Constrained Index returned +8.30% for the period from November 1, 2022 to October 31, 2023. While generating positive returns, securities bonds with higher credit ratings were negatively impacted by interest rates, with BB and single-B rated high yield bonds returning +4.68% and +6.23%, respectively, as measured by ICE Index Services.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx B Rated USD High Yield Corporate Bond ETF (XB) at net asset value and market price as compared to the ICE BofA Single-B US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to October 31, 2023.

BondBloxx B Rated USD High Yield Corporate Bond ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx B Rated USD High Yield		Since
Corporate Bond ETF	1 year	Inception(2)
Net Asset Value	5.35%	2.64%
Market Value	5.77%	0.22%
ICE BofA Single-B US Cash Pay High Yield
Constrained Index	6.35%	3.37%

(1)	The ICE BofA Single-B US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated B1 through B3, based on an average of Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.30%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx BB Rated USD High Yield Corporate Bond ETF (XBB) at net asset value and market price as compared to the ICE BofA BB US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to October 31, 2023.

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx BB Rated USD High Yield		Since
Corporate Bond ETF	1 year	Inception(2)
Net Asset Value	4.33%	1.50%
Market Value	4.78%	(0.74)%
ICE BofA BB US Cash Pay High Yield
Constrained Index	4.79%	1.76%

(1)	The ICE BofA BB US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated BB1 though BB3, based on an average of Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.20%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx CCC Rated USD High Yield Corporate Bond ETF (XCCC) at net asset value and market price as compared to the ICE CCC US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to October 31, 2023.

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx CCC Rated USD High Yield		Since
Corporate Bond ETF	1 year	Inception(2)
Net Asset Value	7.66%	3.37%
Market Value	7.91%	1.28%
ICE CCC US Cash Pay High Yield
Constrained Index	8.57%	4.12%

(1)	The ICE CCC US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated CCC1 through CCC3, based on an average of Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.40%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited) (Continued)

Emerging Markets

The U.S. economy showed remarkable resilience over the 12-month period ending October 31, 2023 in the face of higher interest rates, persistent inflation and numerous external shocks. Economic growth was fueled by steady consumer spending, as the enduring strength of the labor market shored up household confidence. Gross Domestic Product grew at an annualized pace of 5.2% in the third quarter of 2023 - the fastest expansion in close to two years. The U.S. unemployment rate held near historic lows throughout the period. Meanwhile, signs of weakness were evident in areas such as housing, industrial production, and manufacturing.

Inflation pressures in the U.S. eased substantially from the 40-year peak reached in mid-2022, as annual consumer price growth hovered between 3.0% and 4.0% by mid-2023, down from 9.1% at its peak. This favorable trend in consumer price growth during the period enabled the Federal Reserve to slow its interest rate tightening campaign, having kept its policy rate unchanged at three of the last four meetings. This follows an aggressive 525 basis points in total rate increases over the previous 18 months.

After a year of double-digit declines across most asset classes, most fixed income sectors generated positive returns during the 12-month period ending in October 2023, led by higher-income generating sectors such as U.S. high yield and emerging markets. The overall equity market rose over 10%, driven by the technology sector and potential impacts of artificial intelligence, while other equity sectors and small-cap stocks lagged.

Emerging markets debt generated strong positive returns during the 12-month period ending October 31, 2023, with the JP Morgan EMBI Global Diversified 1-10 Liquid Index returning +8.96% for the period. Returns in emerging markets debt were driven by resiliency across commodity markets, especially oil, and positive progress on debt restructuring talks from several distressed issuers. Additionally, returns were bolstered by a declining dollar, as the Federal Reserve nears the end of its interest rate hikes, lower forecasts of a recession in the U.S., and attractive yields in the asset class, cushioning investors from price volatility.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (XEMD) at net asset value and market price as compared to the J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index(1) from the Fund’s inception date (June 28, 2022(2)) to October 31, 2023.

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx JP Morgan USD Emerging Markets		Since
1-10 Year Bond ETF	1 year	Inception(2)
Net Asset Value	8.50%	3.26%
Market Value	9.17%	3.32%
J.P. Morgan EMBI Global Diversified Liquid
1-10 Year Maturity Index	8.96%	3.69%

(1)	The J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index contains all bonds with at least $1 billion in face amount outstanding in the J.P. Morgan EMBI Global Diversified Index (the “Underlying Index”) that have an average life below 10 years at each month-end rebalance. The Underlying Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark that tracks the total return of actively-traded external debt instruments in emerging market countries.
(2)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.29%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited) (Continued)

U.S. Treasury

The U.S. economy showed remarkable resilience over the 12-month period ending October 31, 2023 in the face of higher interest rates, persistent inflation and numerous external shocks. Economic growth was fueled by steady consumer spending, as the enduring strength of the labor market shored up household confidence. Gross Domestic Product grew at an annualized pace of 5.2% in the third quarter of 2023 - the fastest expansion in close to two years. The U.S. unemployment rate held near historic lows throughout the period. Meanwhile, signs of weakness were evident in areas such as housing, industrial production, and manufacturing.

Inflation pressures in the U.S. eased substantially from the 40-year peak reached in mid-2022, as annual consumer price growth hovered between 3.0% and 4.0% by mid-2023, down from 9.1% at its peak. This favorable trend in consumer price growth during the period enabled the Federal Reserve to slow its interest rate tightening campaign, having kept its policy rate unchanged at three of the last four meetings. This follows an aggressive 525 basis points in total rate increases over the previous 18 months.

After a year of double-digit declines across most asset classes, most fixed income sectors generated positive returns during the 12-month period ending in October 2023, led by higher-income generating sectors such as U.S. high yield and emerging markets. The overall equity market rose over 10%, driven by the technology sector and potential impacts of artificial intelligence, while other equity sectors and small-cap stocks lagged.

Yields on U.S. Treasuries rose during the period from October 31, 2022 to October 21, 2023 as the Federal Reserve raised interest rates in an effort to contain inflation. During the 12-month period, the Fed raised its target policy rate from 3.25% to 5.50%, completing a cumulative +5.25% in rate increases that began in early 2022. While annual inflation came down significantly from a peak of 9.1% in mid-2022 to 3.0% in mid-2023, annual price growth remained above the Fed’s oft-stated 2.0% target, which drove fears of entrenched inflation as well as additional Fed actions.

During the 12-month period, the yield on the benchmark 2-year Treasury rose by +0.60%, from 4.49% to 5.09%. The yield on the benchmark 10-year note rose by +0.88%, from 4.05% to 4.93%.

Shorter-dated Treasury securities earned positive returns during the period, as the income generated by interest payments more than compensated investors for downward security price movement. Meanwhile, returns were negative in longer maturities. For example, the Bloomberg US Treasury One Year Duration Index generated a return of +4.05% while the Bloomberg US Treasury Ten Year Duration Index returned -4.20% over the period.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (XHLF) at net asset value and market price as compared to the Bloomberg US Treasury 6 Month Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg Six Month		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	4.55%	4.17%
Market Value	4.50%	4.19%
Bloomberg US Treasury 6 Month
Duration Index	4.60%	4.20%

(1)	The Bloomberg US Treasury 6 Month Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Bill Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 6 month target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.03%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg One Year Target Duration US Treasury ETF (XONE) at net asset value and market price as compared to the Bloomberg US Treasury 1 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg OneYear Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg One Year		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	4.01%	3.35%
Market Value	4.02%	3.44%
Bloomberg US Treasury 1 Year
Duration Index	4.05%	3.42%

(1)	The Bloomberg US Treasury 1 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Short Treasury Index and Bloomberg US Treasury Index (each an “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 1 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.03%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (XTWO) at net asset value and market price as compared to the Bloomberg US Treasury 2 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg TwoYear Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg Two Year		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	2.76%	1.62%
Market Value	2.82%	1.83%
Bloomberg US Treasury 2 Year
Duration Index	2.81%	1.69%

(1)	The Bloomberg US Treasury 2 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 2 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (XTRE) at net asset value and market price as compared to the Bloomberg US Treasury 3 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg ThreeYear Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg Three Year		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	2.18%	0.62%
Market Value	2.24%	0.86%
Bloomberg US Treasury 3 Year
Duration Index	2.21%	0.64%

(1)	The Bloomberg US Treasury 3 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 3 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (XFIV) at net asset value and market price as compared to the Bloomberg US Treasury 5Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg FiveYear Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg Five Year		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	0.46%	(2.04)%
Market Value	0.59%	(1.71)%
Bloomberg US Treasury 5 Year
Duration Index	0.49%	(2.01)%

(1)	The Bloomberg US Treasury 5 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 5 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (XSVN) at net asset value and market price as compared to the Bloomberg US Treasury 7 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg SevenYear Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg Seven Year		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	(2.04)%	(5.22)%
Market Value	(1.79)%	(4.88)%
Bloomberg US Treasury 7 Year
Duration Index	(1.99)%	(5.14)%

(1)	The Bloomberg US Treasury 7 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 7 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (XTEN) at net asset value and market price as compared to the Bloomberg US Treasury 10 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg TenYear Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg Ten Year		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	(4.23)%	(9.02)%
Market Value	(3.98)%	(8.72)%
Bloomberg US Treasury 10 Year
Duration Index	(4.20)%	(8.99)%

(1)	The Bloomberg US Treasury 10 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg USTreasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 10 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.075%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (XTWY) at net asset value and market price as compared to the Bloomberg US Treasury 20 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2023.

BondBloxx Bloomberg TwentyYear Target Duration US Treasury ETF

Growth of a Hypothetical $10,000 Investment

Average Annual Total Returns as of October 31, 2023
BondBloxx Bloomberg Twenty Year		Since
Target Duration US Treasury ETF	1 year	Inception(2)
Net Asset Value	(12.73)%	(21.06)%
Market Value	(12.45)%	(21.20)%
Bloomberg US Treasury 20 Year
Duration Index	(12.60)%	(20.84)%

(1)	The Bloomberg US Treasury 20 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg USTreasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 20 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the NewYork Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total return reflects reinvestment of distributions on ex-date for NAV returns and payment date for market value returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.125%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $1,000 in the Fund at the beginning of the period (May 1, 2023) or on date of Fund’s commencement of investment operations and held for the entire period until October 31, 2023. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratios for the Period	Expenses Paid During the Period(1)
Fund	5/1/2023	10/31/2023	10/31/2023	10/31/2023
BondBloxx USD High Yield Bond
Industrial Sector ETF
Actual Expenses	$1,000.00	$987.65	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Telecom, Media & Technology Sector ETF
Actual Expenses	$1,000.00	$1,000.54	0.35%	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Healthcare Sector ETF
Actual Expenses	$1,000.00	$964.00	0.35%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratios for the Period	Expenses Paid During the Period(1)
Fund	5/1/2023	10/31/2023	10/31/2023	10/31/2023
BondBloxx USD High Yield Bond
Financial & REIT Sector ETF
Actual Expenses	$1,000.00	$1,004.65	0.35%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Energy Sector ETF
Actual Expenses	$1,000.00	$1,012.88	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Consumer Cyclicals Sector ETF
Actual Expenses	$1,000.00	$1,013.54	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Consumer Non-Cyclicals Sector ETF
Actual Expenses	$1,000.00	$985.89	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

Fund	Beginning Account Value 7/1/2023(2)	Ending Account Value 10/31/2023	Annualized Expense Ratios for the Period 10/31/2023	Expenses Paid During the Period(3) 10/31/2023
BondBloxx USD High Yield Bond
Sector Rotation ETF(4)
Actual Expenses	$1,000.00	$988.64	0.41%	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09

Fund	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios for the Period 10/31/2023	Expenses Paid During the Period(1) 10/31/2023
BondBloxx B Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,002.02	0.30%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

BondBloxx BB Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$988.51	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

BondBloxx CCC Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,010.65	0.40%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04

BondBloxx JP Morgan USD Emerging Markets
1-10 Year Bond ETF
Actual Expenses	$1,000.00	$1,010.39	0.29%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48

BondBloxx Bloomberg Six Month
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,023.47	0.03%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	0.03%	$0.15

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios for the Period 10/31/2023	Expenses Paid During the Period(1) 10/31/2023
BondBloxx Bloomberg One Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,017.91	0.03%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	0.03%	$0.15

BondBloxx Bloomberg Two Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$999.41	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Three Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$983.56	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Five Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$951.52	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Seven Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$918.83	0.05%	$0.24
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Ten Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$878.83	0.075%	$0.36
Hypothetical (5% return before expenses)	$1,000.00	$1,024.83	0.075%	$0.38

BondBloxx Bloomberg Twenty Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$766.67	0.125%	$0.56
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	0.125%	$0.64

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days in the period, then divided by 365.
(2)	Fiscal year end changed from June 30, 2023 to October 31, 2023.
(3)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 54 days in the period, then divided by 365.
(4)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF. Prior to September 16, 2023, the Predecessor Fund had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 0.1%
Summer BC Bidco B LLC(1)	5.50	10/31/26	$63,000	$54,917

AEROSPACE/DEFENSE – 9.1%
Bombardier, Inc.(1)	6.00	02/15/28	115,000	101,876
Bombardier, Inc.(1)	7.13	06/15/26	182,000	175,340
Bombardier, Inc.(1)	7.45	05/01/34	79,000	88,677
Bombardier, Inc.(1)	7.50	03/15/25	54,000	53,997
Bombardier, Inc.(1)	7.50	02/01/29	115,000	106,640
Bombardier, Inc.(1)	7.88	04/15/27	285,000	274,554
Moog, Inc.(1)	4.25	12/15/27	74,000	65,964
Rolls-Royce PLC(1)	3.63	10/14/25	147,000	137,931
Rolls-Royce PLC(1)	5.75	10/15/27	157,000	148,963
Spirit AeroSystems, Inc.	3.85	06/15/26	50,000	46,248
Spirit AeroSystems, Inc.	4.60	06/15/28	120,000	95,052
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	180,000	179,758
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	126,000	129,551
TransDigm, Inc.	4.63	01/15/29	179,000	154,543
TransDigm, Inc.	4.88	05/01/29	115,000	99,778
TransDigm, Inc.	5.50	11/15/27	402,000	374,650
TransDigm, Inc.(1)	6.25	03/15/26	660,000	645,417
TransDigm, Inc.(1)	6.75	08/15/28	320,000	311,115
TransDigm, Inc.(1)	6.88	12/15/30	220,000	212,637
TransDigm, Inc.	7.50	03/15/27	85,000	84,983
Triumph Group, Inc.	7.75	08/15/25	68,000	64,668
Triumph Group, Inc.(1)	9.00	03/15/28	180,000	175,048
				3,727,390
AIRLINES – 7.1%
Air Canada(1)	3.88	08/15/26	183,000	166,685
Allegiant Travel Co.(1)	7.25	08/15/27	85,000	77,012
American Airlines Group, Inc.(1)	3.75	03/01/25	82,000	76,583
American Airlines, Inc.(1)	7.25	02/15/28	110,000	102,413
American Airlines, Inc.(1)	11.75	07/15/25	297,000	315,045
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	435,833	424,255
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	455,000	410,879
Delta Air Lines, Inc.	3.75	10/28/29	74,000	62,993
Delta Air Lines, Inc.	4.38	04/19/28	64,000	58,853
Delta Air Lines, Inc.	7.38	01/15/26	120,000	121,318
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	183,000	135,429
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	78,000	57,633
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	90,000	66,499
United Airlines Holdings, Inc.	4.88	01/15/25	48,000	46,568
United Airlines, Inc.(1)	4.38	04/15/26	303,000	281,369
United Airlines, Inc.(1)	4.63	04/15/29	309,000	261,291
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	145,000	96,855
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	80,000	61,613
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	75,000	57,544
				2,880,837

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	$85,000	$81,126
PM General Purchaser LLC(1)	9.50	10/01/28	89,000	83,747
Wabash National Corp.(1)	4.50	10/15/28	60,000	49,725
				214,598
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	99,000	77,990
Titan International, Inc.	7.00	04/30/28	60,000	54,883
				132,873
BUILDING MATERIALS – 6.6%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	80,000	75,740
Boise Cascade Co.(1)	4.88	07/01/30	60,000	51,682
Builders FirstSource, Inc.(1)	4.25	02/01/32	198,000	157,816
Builders FirstSource, Inc.(1)	5.00	03/01/30	82,000	71,651
Builders FirstSource, Inc.(1)	6.38	06/15/32	106,000	97,156
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	105,000	98,148
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	52,000	38,066
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	78,000	59,531
Eco Material Technologies, Inc.(1)	7.88	01/31/27	79,000	74,889
Emerald Debt Merger Sub LLC(1)	6.63	12/15/30	345,000	328,613
Griffon Corp.	5.75	03/01/28	146,000	131,991
James Hardie International Finance DAC(1)	5.00	01/15/28	60,000	55,446
JELD-WEN, Inc.(1)	4.88	12/15/27	60,000	50,920
Knife River Corp.(1)	7.75	05/01/31	65,000	64,857
Louisiana-Pacific Corp.(1)	3.63	03/15/29	52,000	42,898
Masonite International Corp.(1)	3.50	02/15/30	50,000	39,650
Masonite International Corp.(1)	5.38	02/01/28	80,000	73,764
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	78,000	61,987
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	87,000	76,877
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	90,000	79,490
PGT Innovations, Inc.(1)	4.38	10/01/29	89,000	83,171
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	167,000	154,563
Standard Industries, Inc./NJ(1)	3.38	01/15/31	162,000	122,780
Standard Industries, Inc./NJ(1)	4.38	07/15/30	245,000	200,406
Standard Industries, Inc./NJ(1)	4.75	01/15/28	153,000	137,097
Standard Industries, Inc./NJ(1)	5.00	02/15/27	130,000	120,307
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	102,000	92,461
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	50,000	48,733
				2,690,690
CHEMICALS – 9.9%
Ashland, Inc.(1)	3.38	09/01/31	67,000	51,449
Ashland, Inc.	6.88	05/15/43	45,000	42,488
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	120,000	81,193
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	63,000	33,773
Avient Corp.(1)	5.75	05/15/25	100,000	98,087
Avient Corp.(1)	7.13	08/01/30	110,000	105,948
Axalta Coating Systems LLC(1)	3.38	02/15/29	107,000	88,042
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	75,000	69,138
Chemours Co.(1)	4.63	11/15/29	95,000	73,474

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CHEMICALS – 9.9% (Continued)
Chemours Co.	5.38	05/15/27	$73,000	$66,021
Chemours Co.(1)	5.75	11/15/28	120,000	101,599
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	85,000	75,092
Element Solutions, Inc.(1)	3.88	09/01/28	120,000	102,240
GPD Cos, Inc.(1)	10.13	04/01/26	75,000	67,632
HB Fuller Co.	4.00	02/15/27	40,000	36,154
HB Fuller Co.	4.25	10/15/28	50,000	43,377
Herens Holdco Sarl(1)	4.75	05/15/28	55,000	42,654
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	68,000	63,604
INEOS Finance PLC(1)	6.75	05/15/28	65,000	60,771
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	75,000	71,705
Ingevity Corp.(1)	3.88	11/01/28	85,000	69,085
Innophos Holdings, Inc.(1)	9.38	02/15/28	45,000	42,490
Iris Holding, Inc.(1)	10.00	12/15/28	60,000	43,843
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	52,000	42,233
Mativ Holdings, Inc.(1)	6.88	10/01/26	55,000	49,558
Minerals Technologies, Inc.(1)	5.00	07/01/28	60,000	52,526
NOVA Chemicals Corp.(1)	4.25	05/15/29	86,000	63,687
NOVA Chemicals Corp.(1)	5.00	05/01/25	75,000	70,908
NOVA Chemicals Corp.(1)	5.25	06/01/27	163,000	137,942
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	55,000	47,774
Olin Corp.	5.00	02/01/30	80,000	69,186
Olin Corp.	5.13	09/15/27	75,000	68,841
Olin Corp.	5.63	08/01/29	102,000	92,840
Olympus Water US Holding Corp.(1)	4.25	10/01/28	120,000	95,876
Olympus Water US Holding Corp.(1)	6.25	10/01/29	60,000	45,055
Olympus Water US Holding Corp.(1)	7.13	10/01/27	50,000	46,085
Olympus Water US Holding Corp.(1)	9.75	11/15/28	260,000	254,267
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	47,000	20,958
Rain Carbon, Inc.(1)	12.25	09/01/29	70,000	71,312
Rayonier AM Products, Inc.(1)	7.63	01/15/26	70,000	59,572
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	167,000	144,390
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	105,000	88,123
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	115,000	102,122
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	100,000	75,601
SNF Group SACA(1)	3.13	03/15/27	60,000	53,236
SNF Group SACA(1)	3.38	03/15/30	45,000	36,073
TPC Group, Inc.(1)	13.00	12/16/27	55,000	55,075
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	70,000	29,536
Tronox, Inc.(1)	4.63	03/15/29	162,000	127,768
Valvoline, Inc.(1)	3.63	06/15/31	82,000	62,438
Valvoline, Inc.(1)	4.25	02/15/30	90,000	88,241
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	115,000	91,654
WR Grace Holdings LLC(1)	4.88	06/15/27	116,000	104,355
WR Grace Holdings LLC(1)	5.63	08/15/29	168,000	130,361
WR Grace Holdings LLC(1)	7.38	03/01/31	55,000	51,034
				4,058,486

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	7.50	05/01/25	$44,000	$43,718
Conuma Resources Ltd.(1)	13.13	05/01/28	40,000	37,034
SunCoke Energy, Inc.(1)	4.88	06/30/29	74,000	62,026
				142,778
COMMERCIAL SERVICES – 13.6%
ADT Security Corp.(1)	4.13	08/01/29	151,000	129,683
ADT Security Corp.(1)	4.88	07/15/32	110,000	92,139
Adtalem Global Education, Inc.(1)	5.50	03/01/28	60,000	54,703
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	83,000	76,871
Albion Financing 2 Sarl(1)	8.75	04/15/27	70,000	64,294
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	145,000	104,926
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	295,000	276,511
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	155,000	134,814
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	189,000	154,783
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	115,000	93,822
Alta Equipment Group, Inc.(1)	5.63	04/15/26	50,000	44,779
APi Group DE, Inc.(1)	4.13	07/15/29	45,000	36,781
APi Group DE, Inc.(1)	4.75	10/15/29	49,000	42,009
Aptim Corp.(1)	7.75	06/15/25	75,000	68,837
APX Group, Inc.(1)	5.75	07/15/29	120,000	99,895
APX Group, Inc.(1)	6.75	02/15/27	90,000	86,995
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	80,000	68,721
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	92,000	78,892
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	55,000	50,514
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	55,000	50,613
Brink’s Co.(1)	4.63	10/15/27	91,000	82,391
Brink’s Co.(1)	5.50	07/15/25	60,000	58,448
CoreLogic, Inc.(1)	4.50	05/01/28	115,000	91,259
Garda World Security Corp.(1)	4.63	02/15/27	90,000	80,366
Garda World Security Corp.(1)	6.00	06/01/29	75,000	57,249
Garda World Security Corp.(1)	7.75	02/15/28	60,000	57,763
Garda World Security Corp.(1)	9.50	11/01/27	88,000	80,049
Graham Holdings Co.(1)	5.75	06/01/26	60,000	57,809
Grand Canyon University	5.13	10/01/28	60,000	53,238
Herc Holdings, Inc.(1)	5.50	07/15/27	183,000	172,215
Hertz Corp.(1)	4.63	12/01/26	75,000	62,893
Hertz Corp.(1)	5.00	12/01/29	150,000	107,876
Korn Ferry(1)	4.63	12/15/27	60,000	54,637
Matthews International Corp.(1)	5.25	12/01/25	45,000	42,864
Neptune Bidco US, Inc.(1)	9.29	04/15/29	398,000	351,629
NESCO Holdings II, Inc.(1)	5.50	04/15/29	141,000	121,046
Port of Newcastle Investments Financing Pty Ltd.(1)	5.90	11/24/31	45,000	37,663
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	155,000	136,433
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	203,000	197,131
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	195,000	181,018
Signal Parent, Inc.(1)	6.13	04/01/29	45,000	25,693
Sotheby’s(1)	7.38	10/15/27	118,000	105,509
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	45,000	35,929

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
COMMERCIAL SERVICES – 13.6% (Continued)
TriNet Group, Inc.(1)	3.50	03/01/29	$78,000	$64,489
TriNet Group, Inc.(1)	7.13	08/15/31	60,000	58,068
United Rentals North America, Inc.	3.75	01/15/32	109,000	86,815
United Rentals North America, Inc.	3.88	11/15/27	115,000	105,729
United Rentals North America, Inc.	3.88	02/15/31	172,000	141,776
United Rentals North America, Inc.	4.00	07/15/30	108,000	90,909
United Rentals North America, Inc.	4.88	01/15/28	250,000	232,192
United Rentals North America, Inc.	5.25	01/15/30	120,000	109,703
United Rentals North America, Inc.	5.50	05/15/27	76,000	73,505
VT Topco, Inc.(1)	8.50	08/15/30	75,000	73,241
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	130,000	120,368
Williams Scotsman, Inc.(1)	4.63	08/15/28	75,000	66,710
Williams Scotsman, Inc.(1)	6.13	06/15/25	80,000	78,689
Williams Scotsman, Inc.(1)	7.38	10/01/31	75,000	73,818
WW International, Inc.(1)	4.50	04/15/29	75,000	46,940
ZipRecruiter, Inc.(1)	5.00	01/15/30	85,000	66,476
				5,551,118
COMPUTERS – 0.8%
ASGN, Inc.(1)	4.63	05/15/28	84,000	74,479
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	79,000	65,216
Crane NXT Co.	4.20	03/15/48	55,000	33,330
KBR, Inc.(1)	4.75	09/30/28	40,000	35,017
Science Applications International Corp.(1)	4.88	04/01/28	60,000	53,603
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	45,000	43,904
				305,549
DISTRIBUTION/WHOLESALE – 1.8%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	60,000	50,037
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	108,000	97,061
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	100,000	91,815
H&E Equipment Services, Inc.(1)	3.88	12/15/28	188,000	159,448
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	85,000	83,404
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	120,000	120,450
Windsor Holdings III LLC(1)	8.50	06/15/30	120,000	116,966
				719,181
ELECTRIC – 0.2%
Pike Corp.(1)	5.50	09/01/28	110,000	94,176

ELECTRICAL COMPONENTS & EQUIPMENT – 1.1%
EnerSys(1)	4.38	12/15/27	45,000	39,905
WESCO Distribution, Inc.(1)	7.13	06/15/25	228,000	228,090
WESCO Distribution, Inc.(1)	7.25	06/15/28	200,000	198,944
				466,939
ELECTRONICS – 0.8%
Atkore, Inc.(1)	4.25	06/01/31	63,000	52,144
Imola Merger Corp.(1)	4.75	05/15/29	305,000	266,161
				318,305

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	$115,000	$80,913

ENGINEERING & CONSTRUCTION – 2.8%
AECOM	5.13	03/15/27	152,000	143,678
Arcosa, Inc.(1)	4.38	04/15/29	60,000	52,419
Artera Services LLC(1)	9.03	12/04/25	147,000	132,538
Brand Industrial Services, Inc.(1)	10.38	08/01/30	200,000	198,750
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	55,000	52,059
Dycom Industries, Inc.(1)	4.50	04/15/29	75,000	64,806
Fluor Corp.	3.50	12/15/24	5,000	4,809
Fluor Corp.	4.25	09/15/28	125,000	113,475
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	60,000	48,097
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	44,000	36,039
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	50,000	40,917
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	52,000	49,498
TopBuild Corp.(1)	3.63	03/15/29	60,000	50,084
TopBuild Corp.(1)	4.13	02/15/32	75,000	59,432
Tutor Perini Corp.(1)	6.88	05/01/25	75,000	64,574
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	60,000	51,598
				1,162,773
ENVIRONMENTAL CONTROL – 3.3%
Clean Harbors, Inc.(1)	4.88	07/15/27	85,000	79,330
Clean Harbors, Inc.(1)	5.13	07/15/29	40,000	36,022
Clean Harbors, Inc.(1)	6.38	02/01/31	80,000	76,134
Covanta Holding Corp.(1)	4.88	12/01/29	115,000	89,877
Covanta Holding Corp.	5.00	09/01/30	63,000	48,868
Enviri Corp.(1)	5.75	07/31/27	70,000	59,238
GFL Environmental, Inc.(1)	3.50	09/01/28	115,000	98,600
GFL Environmental, Inc.(1)	3.75	08/01/25	116,000	109,843
GFL Environmental, Inc.(1)	4.00	08/01/28	115,000	99,091
GFL Environmental, Inc.(1)	4.25	06/01/25	75,000	72,178
GFL Environmental, Inc.(1)	4.38	08/15/29	85,000	72,582
GFL Environmental, Inc.(1)	4.75	06/15/29	108,000	94,652
GFL Environmental, Inc.(1)	5.13	12/15/26	75,000	71,250
Madison IAQ LLC(1)	4.13	06/30/28	110,000	91,997
Madison IAQ LLC(1)	5.88	06/30/29	151,000	117,142
Stericycle, Inc.(1)	3.88	01/15/29	75,000	63,808
Waste Pro USA, Inc.(1)	5.50	02/15/26	75,000	69,017
				1,349,629
FOOD SERVICE – 0.9%
Aramark Services, Inc.(1)	5.00	04/01/25	85,000	83,167
Aramark Services, Inc.(1)	5.00	02/01/28	171,000	156,999
TKC Holdings, Inc.(1)	6.88	05/15/28	65,000	56,284
TKC Holdings, Inc.(1)	10.50	05/15/29	107,000	85,689
				382,139
FOREST PRODUCTS & PAPER – 0.8%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	50,000	41,087
Domtar Corp.(1)	6.75	10/01/28	95,000	77,422

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
FOREST PRODUCTS & PAPER – 0.8% (Continued)
Glatfelter Corp.(1)	4.75	11/15/29	$78,000	$51,334
Mercer International, Inc.	5.13	02/01/29	132,000	103,660
Mercer International, Inc.	5.50	01/15/26	45,000	41,895
				315,398
HAND/MACHINE TOOLS – 0.2%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	60,000	60,659

HOLDING COMPANIES-DIVERS – 0.1%
Stena International SA(1)	6.13	02/01/25	50,000	49,052

HOME BUILDERS – 3.8%
Adams Homes, Inc.(1)	9.25	10/15/28	40,000	38,730
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	56,000	45,368
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	65,000	50,393
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	30,000	27,482
Beazer Homes USA, Inc.	5.88	10/15/27	55,000	49,140
Beazer Homes USA, Inc.	7.25	10/15/29	54,000	49,310
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	75,000	57,106
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	60,000	47,001
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	85,000	74,033
Century Communities, Inc.(1)	3.88	08/15/29	75,000	60,609
Century Communities, Inc.	6.75	06/01/27	75,000	72,483
Dream Finders Homes, Inc.(1)	8.25	08/15/28	45,000	44,565
Empire Communities Corp.(1)	7.00	12/15/25	70,000	65,127
Installed Building Products, Inc.(1)	5.75	02/01/28	47,000	42,464
KB Home	4.00	06/15/31	63,000	49,271
KB Home	4.80	11/15/29	40,000	34,704
KB Home	6.88	06/15/27	49,000	48,679
KB Home	7.25	07/15/30	52,000	49,985
LGI Homes, Inc.(1)	4.00	07/15/29	47,000	36,014
M/I Homes, Inc.	3.95	02/15/30	45,000	35,848
M/I Homes, Inc.	4.95	02/01/28	65,000	58,197
Mattamy Group Corp.(1)	4.63	03/01/30	92,000	75,224
Mattamy Group Corp.(1)	5.25	12/15/27	75,000	67,475
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	70,000	61,611
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	45,000	38,089
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	78,000	65,644
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	68,000	61,802
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	75,000	70,394
Tri Pointe Homes, Inc.	5.25	06/01/27	45,000	40,778
Tri Pointe Homes, Inc.	5.70	06/15/28	55,000	49,036
				1,566,562
INTERNET – 1.9%
EquipmentShare.com, Inc.(1)	9.00	05/15/28	160,000	150,600
Uber Technologies, Inc.(1)	4.50	08/15/29	225,000	198,857
Uber Technologies, Inc.(1)	6.25	01/15/28	75,000	72,307
Uber Technologies, Inc.(1)	7.50	05/15/25	150,000	150,341
Uber Technologies, Inc.(1)	7.50	09/15/27	187,000	187,662
				759,767

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
IRON/STEEL – 3.9%
ATI, Inc.	4.88	10/01/29	$47,000	$40,091
ATI, Inc.	5.13	10/01/31	50,000	41,326
ATI, Inc.	5.88	12/01/27	55,000	51,089
ATI, Inc.	7.25	08/15/30	65,000	62,650
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	85,000	81,786
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	110,000	108,778
Carpenter Technology Corp.	6.38	07/15/28	65,000	61,906
Carpenter Technology Corp.	7.63	03/15/30	40,000	39,542
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	55,000	47,474
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	50,000	41,322
Cleveland-Cliffs, Inc.	5.88	06/01/27	85,000	81,075
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	123,000	122,431
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	115,000	106,771
Commercial Metals Co.	3.88	02/15/31	45,000	36,588
Commercial Metals Co.	4.13	01/15/30	49,000	41,414
Commercial Metals Co.	4.38	03/15/32	45,000	36,254
Mineral Resources Ltd.(1)	8.00	11/01/27	90,000	87,068
Mineral Resources Ltd.(1)	8.13	05/01/27	105,000	102,253
Mineral Resources Ltd.(1)	8.50	05/01/30	97,000	92,985
Mineral Resources Ltd.(1)	9.25	10/01/28	170,000	170,213
TMS International Corp./DE(1)	6.25	04/15/29	52,000	41,080
United States Steel Corp.	6.65	06/01/37	40,000	38,159
United States Steel Corp.	6.88	03/01/29	76,000	73,924
				1,606,179
MACHINERY-CONSTRUCTION & MINING – 0.6%
BWX Technologies, Inc.(1)	4.13	06/30/28	65,000	57,273
BWX Technologies, Inc.(1)	4.13	04/15/29	55,000	47,089
Manitowoc Co., Inc.(1)	9.00	04/01/26	45,000	44,155
Terex Corp.(1)	5.00	05/15/29	90,000	78,881
				227,398
MACHINERY-DIVERSIFIED – 2.6%
ATS Corp.(1)	4.13	12/15/28	55,000	47,293
Chart Industries, Inc.(1)	7.50	01/01/30	218,000	214,345
Chart Industries, Inc.(1)	9.50	01/01/31	80,000	82,494
GrafTech Finance, Inc.(1)	4.63	12/15/28	80,000	58,722
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	65,000	58,288
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	75,000	73,286
Mueller Water Products, Inc.(1)	4.00	06/15/29	68,000	58,216
OT Merger Corp.(1)	7.88	10/15/29	47,000	28,227
SPX FLOW, Inc.(1)	8.75	04/01/30	78,000	71,594
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	100,000	93,105
TK Elevator Holdco GmbH(1)	7.63	07/15/28	60,000	54,176
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	240,000	218,750
				1,058,496

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
METAL FABRICATE/HARDWARE – 0.6%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	$55,000	$51,352
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	75,000	70,885
Interpipe Holdings PLC(1)	8.38	05/13/26	10,000	7,450
Park-Ohio Industries, Inc.	6.63	04/15/27	55,000	47,770
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	75,000	63,695
				241,152
MINING – 4.8%
Arsenal AIC Parent LLC(1)	8.00	10/01/30	105,000	103,819
Century Aluminum Co.(1)	7.50	04/01/28	40,000	37,833
Coeur Mining, Inc.(1)	5.13	02/15/29	48,000	40,008
Compass Minerals International, Inc.(1)	6.75	12/01/27	74,000	69,775
Constellium SE(1)	3.75	04/15/29	76,000	62,653
Constellium SE(1)	5.63	06/15/28	50,000	45,760
Constellium SE(1)	5.88	02/15/26	40,000	38,380
Eldorado Gold Corp.(1)	6.25	09/01/29	78,000	66,979
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	230,000	185,678
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	90,000	81,142
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	105,000	94,361
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	120,000	106,116
Hecla Mining Co.	7.25	02/15/28	73,000	69,788
Hudbay Minerals, Inc.(1)	4.50	04/01/26	97,000	90,380
Hudbay Minerals, Inc.(1)	6.13	04/01/29	85,000	76,165
IAMGOLD Corp.(1)	5.75	10/15/28	68,000	53,635
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	42,000	41,822
Kaiser Aluminum Corp.(1)	4.50	06/01/31	86,000	63,657
Kaiser Aluminum Corp.(1)	4.63	03/01/28	75,000	62,564
New Gold, Inc.(1)	7.50	07/15/27	58,000	54,480
Novelis Corp.(1)	3.25	11/15/26	115,000	102,497
Novelis Corp.(1)	3.88	08/15/31	112,000	87,648
Novelis Corp.(1)	4.75	01/30/30	243,000	206,439
Perenti Finance Pty Ltd.(1)	6.50	10/07/25	65,000	63,537
Taseko Mines Ltd.(1)	7.00	02/15/26	63,000	57,206
				1,962,322
MISCELLANEOUS MANUFACTURER – 1.7%
Amsted Industries, Inc.(1)	4.63	05/15/30	60,000	48,482
Amsted Industries, Inc.(1)	5.63	07/01/27	62,000	57,130
Calderys Financing LLC(1)	11.25	06/01/28	85,000	85,850
EnPro Industries, Inc.	5.75	10/15/26	55,000	52,170
FXI Holdings, Inc.(1)	12.25	11/15/26	113,000	93,824
FXI Holdings, Inc.(1)	12.25	11/15/26	72,000	59,940
Hillenbrand, Inc.	3.75	03/01/31	55,000	43,038
Hillenbrand, Inc.	5.00	09/15/26	55,000	52,814
Hillenbrand, Inc.	5.75	06/15/25	60,000	58,860
LSB Industries, Inc.(1)	6.25	10/15/28	85,000	75,498
Trinity Industries, Inc.(1)	7.75	07/15/28	60,000	59,287
				686,893

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	$47,000	$39,556
Steelcase, Inc.	5.13	01/18/29	68,000	60,018
				99,574
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	60,000	49,722
Pitney Bowes, Inc.(1)	7.25	03/15/29	50,000	37,551
				87,273
PACKAGING & CONTAINERS – 11.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	90,000	73,406
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	155,000	116,463
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	95,000	89,894
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	190,000	167,869
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	108,000	104,130
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	115,000	83,788
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	151,000	110,017
Ball Corp.	2.88	08/15/30	195,000	152,315
Ball Corp.	3.13	09/15/31	130,000	100,808
Ball Corp.	4.88	03/15/26	115,000	110,571
Ball Corp.	5.25	07/01/25	150,000	147,837
Ball Corp.	6.00	06/15/29	150,000	144,012
Ball Corp.	6.88	03/15/28	115,000	114,781
Berry Global, Inc.(1)	4.50	02/15/26	40,000	37,725
Berry Global, Inc.(1)	5.63	07/15/27	80,000	76,448
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	65,000	58,819
Clearwater Paper Corp.(1)	4.75	08/15/28	50,000	44,188
Clearwater Paper Corp.(1)	5.38	02/01/25	30,000	30,289
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	80,000	72,760
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	161,000	128,506
Crown Americas LLC	5.25	04/01/30	79,000	71,489
Crown Americas LLC/Crown Americas Capital Corp.V	4.25	09/30/26	60,000	56,790
Crown Americas LLC/Crown Americas Capital Corp.VI	4.75	02/01/26	135,000	129,978
Crown Cork & Seal Co., Inc.	7.38	12/15/26	50,000	50,810
Graham Packaging Co., Inc.(1)	7.13	08/15/28	79,000	60,608
Graphic Packaging International LLC(1)	3.50	03/15/28	75,000	64,979
Graphic Packaging International LLC(1)	3.50	03/01/29	55,000	45,749
Graphic Packaging International LLC(1)	3.75	02/01/30	60,000	49,141
Graphic Packaging International LLC(1)	4.75	07/15/27	42,000	39,155
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	105,000	86,314
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	420,000	393,800
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	200,000	166,782
OI European Group BV(1)	4.75	02/15/30	65,000	55,394
Owens-Brockway Glass Container, Inc.(1)	6.38	08/15/25	45,000	43,956
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	90,000	85,596
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	105,000	96,206
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	75,000	63,887
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	150,000	131,047

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
PACKAGING & CONTAINERS – 11.1% (Continued)
Sealed Air Corp.(1)	4.00	12/01/27	$65,000	$57,213
Sealed Air Corp.(1)	5.00	04/15/29	65,000	57,723
Sealed Air Corp.(1)	5.13	12/01/24	65,000	63,771
Sealed Air Corp.(1)	5.50	09/15/25	58,000	56,169
Sealed Air Corp.(1)	6.88	07/15/33	70,000	65,725
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	117,000	111,508
Silgan Holdings, Inc.	4.13	02/01/28	85,000	75,157
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	95,000	97,197
TriMas Corp.(1)	4.13	04/15/29	63,000	52,405
Trivium Packaging Finance BV(1)	5.50	08/15/26	157,000	142,568
Trivium Packaging Finance BV(1)	8.50	08/15/27	105,000	87,772
				4,523,515
RETAIL – 3.3%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	49,000	41,187
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	50,000	46,648
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	90,000	86,025
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	47,000	39,605
Foundation Building Materials, Inc.(1)	6.00	03/01/29	63,000	52,026
GYP Holdings III Corp.(1)	4.63	05/01/29	55,000	45,152
LBM Acquisition LLC(1)	6.25	01/15/29	125,000	98,881
Park River Holdings, Inc.(1)	5.63	02/01/29	50,000	36,651
Park River Holdings, Inc.(1)	6.75	08/01/29	45,000	34,369
Patrick Industries, Inc.(1)	4.75	05/01/29	50,000	40,675
Patrick Industries, Inc.(1)	7.50	10/15/27	50,000	47,681
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	110,000	102,443
SRS Distribution, Inc.(1)	4.63	07/01/28	98,000	85,598
SRS Distribution, Inc.(1)	6.00	12/01/29	130,000	108,364
SRS Distribution, Inc.(1)	6.13	07/01/29	70,000	58,689
Staples, Inc.(1)	7.50	04/15/26	310,000	253,099
Staples, Inc.(1)	10.75	04/15/27	140,000	77,262
White Capital Buyer LLC(1)	6.88	10/15/28	95,000	83,005
				1,337,360
SOFTWARE – 1.0%
Camelot Finance SA(1)	4.50	11/01/26	105,000	97,179
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	138,000	118,658
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	140,000	118,251
Dun & Bradstreet Corp.(1)	5.00	12/15/29	68,000	58,575
				392,663
TRANSPORTATION – 1.5%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	47,000	34,878
Danaos Corp.(1)	8.50	03/01/28	40,000	39,865
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	95,000	76,585
Forward Air Corp.(1)	9.50	10/15/31	110,000	107,340
Rand Parent LLC(1)	8.50	02/15/30	130,000	118,838
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	90,000	83,952

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
TRANSPORTATION – 1.5% (Continued)
XPO CNW, Inc.	6.70	05/01/34	$45,000	$41,672
XPO Escrow Sub LLC(1)	7.50	11/15/27	55,000	55,050
XPO, Inc.(1)	7.13	06/01/31	70,000	68,271
				626,451
TOTAL CORPORATE BONDS (Cost - $41,675,605)				39,934,005

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Sumitomo, Tokyo	4.68	11/01/23	412,811	412,811
TOTAL SHORT-TERM INVESTMENTS (Cost - $412,811)				412,811

TOTAL INVESTMENTS – 98.8% (Cost - $42,088,416)				$40,346,816
OTHER ASSETS LESS LIABILITIES – 1.2%				497,638
NET ASSETS – 100.0%				$40,844,454

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $33,913,161 and represents 83.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 3.3%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$95,000	$77,562
Clear Channel International BV(1)	6.63	08/01/25	35,000	34,256
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	170,000	151,243
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	135,000	98,406
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	120,000	91,862
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	90,000	87,722
CMG Media Corp.(1)	8.88	12/15/27	112,000	86,635
Lamar Media Corp.	3.63	01/15/31	67,000	54,213
Lamar Media Corp.	3.75	02/15/28	77,000	68,455
Lamar Media Corp.	4.00	02/15/30	65,000	55,066
Lamar Media Corp.	4.88	01/15/29	50,000	45,897
Stagwell Global LLC(1)	5.63	08/15/29	137,000	113,387
				964,704
AUTO PARTS & EQUIPMENT – 1.5%
Clarios Global LP(1)	6.75	05/15/25	55,000	54,616
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	106,000	103,734
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	100,000	97,587
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	195,000	192,358
				448,295
COMMERCIAL SERVICES – 0.5%
Cimpress PLC	7.00	06/15/26	67,000	62,059
Deluxe Corp.(1)	8.00	06/01/29	65,000	51,496
RR Donnelley & Sons Co.(1)	9.75	07/31/28	35,000	34,347
				147,902
COMPUTERS – 6.2%
Ahead DB Holdings LLC(1)	6.63	05/01/28	47,000	38,589
Crowdstrike Holdings, Inc.	3.00	02/15/29	95,000	79,500
McAfee Corp.(1)	7.38	02/15/30	248,000	198,616
NCR Atleos Escrow Corp.(1)	9.50	04/01/29	170,000	166,819
NCR Voyix Corp.(1)	5.00	10/01/28	80,000	69,190
NCR Voyix Corp.(1)	5.13	04/15/29	147,000	126,566
NCR Voyix Corp.(1)	5.25	10/01/30	30,000	24,878
Presidio Holdings, Inc.(1)	4.88	02/01/27	65,000	59,636
Presidio Holdings, Inc.(1)	8.25	02/01/28	67,000	63,469
Seagate HDD Cayman	4.09	06/01/29	47,000	40,570
Seagate HDD Cayman	4.13	01/15/31	42,000	33,442
Seagate HDD Cayman	4.75	01/01/25	65,000	63,651
Seagate HDD Cayman	4.88	06/01/27	55,000	51,712
Seagate HDD Cayman	5.75	12/01/34	60,000	50,847
Seagate HDD Cayman(1)	8.25	12/15/29	85,000	86,479
Seagate HDD Cayman(1)	8.50	07/15/31	75,000	76,405
Seagate HDD Cayman(1)	9.63	12/01/32	77,800	83,023
Unisys Corp.(1)	6.88	11/01/27	60,000	44,020
Vericast Corp.(1)	11.00	09/15/26	152,000	161,310

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
COMPUTERS – 6.2% (Continued)
Virtusa Corp.(1)	7.13	12/15/28	$42,000	$33,276
Western Digital Corp.	4.75	02/15/26	288,000	270,337
				1,822,335
ELECTRONICS – 2.0%
Coherent Corp.(1)	5.00	12/15/29	122,000	103,691
Sensata Technologies BV(1)	4.00	04/15/29	125,000	106,403
Sensata Technologies BV(1)	5.00	10/01/25	105,000	102,203
Sensata Technologies BV(1)	5.63	11/01/24	35,000	34,688
Sensata Technologies BV(1)	5.88	09/01/30	60,000	54,869
Sensata Technologies, Inc.(1)	3.75	02/15/31	95,000	76,162
Sensata Technologies, Inc.(1)	4.38	02/15/30	55,000	46,549
TTM Technologies, Inc.(1)	4.00	03/01/29	65,000	53,381
				577,946
ENGINEERING & CONSTRUCTION – 0.8%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(1)	4.05	04/27/26	45,000	38,497
Cellnex Finance Co. SA(1)	3.88	07/07/41	75,000	50,045
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	102,000	98,850
VM Consolidated, Inc.(1)	5.50	04/15/29	45,000	39,894
				227,286
ENTERTAINMENT – 1.1%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	80,000	41,740
Banijay Entertainment SASU(1)	8.13	05/01/29	50,000	48,793
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	92,000	60,630
WMG Acquisition Corp.(1)	3.00	02/15/31	130,000	101,033
WMG Acquisition Corp.(1)	3.75	12/01/29	69,000	57,995
WMG Acquisition Corp.(1)	3.88	07/15/30	35,000	29,128
				339,319
INTERNET – 5.5%
ANGI Group LLC(1)	3.88	08/15/28	60,000	45,053
Arches Buyer, Inc.(1)	4.25	06/01/28	120,000	99,520
Arches Buyer, Inc.(1)	6.13	12/01/28	60,000	48,523
Cablevision Lightpath LLC(1)	3.88	09/15/27	60,000	49,031
Cablevision Lightpath LLC(1)	5.63	09/15/28	50,000	37,467
Cars.com, Inc.(1)	6.38	11/01/28	50,000	44,556
Cogent Communications Group, Inc.(1)	3.50	05/01/26	62,000	56,187
Cogent Communications Group, Inc.(1)	7.00	06/15/27	60,000	56,750
Gen Digital, Inc.(1)	5.00	04/15/25	137,000	132,779
Gen Digital, Inc.(1)	6.75	09/30/27	110,000	107,198
Gen Digital, Inc.(1)	7.13	09/30/30	75,000	73,054
Getty Images, Inc.(1)	9.75	03/01/27	40,000	39,407
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	105,000	88,244
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	65,000	60,986
ION Trading Technologies Sarl(1)	5.75	05/15/28	60,000	49,859
Match Group Holdings II LLC(1)	3.63	10/01/31	62,000	47,640
Match Group Holdings II LLC(1)	4.13	08/01/30	60,000	48,823
Match Group Holdings II LLC(1)	4.63	06/01/28	33,000	29,666

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
INTERNET – 5.5% (Continued)
Match Group Holdings II LLC(1)	5.00	12/15/27	$75,000	$69,247
Match Group Holdings II LLC(1)	5.63	02/15/29	55,000	49,709
Millennium Escrow Corp.(1)	6.63	08/01/26	95,000	70,635
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	80,000	52,644
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	55,000	55,612
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	65,000	58,076
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	35,000	29,013
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	15,000	14,372
TripAdvisor, Inc.(1)	7.00	07/15/25	60,000	59,458
Ziff Davis, Inc.(1)	4.63	10/15/30	60,000	50,301
				1,623,810
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	110,000	96,257

MEDIA – 39.8%
Altice Financing SA(1)	5.00	01/15/28	155,000	126,183
Altice Financing SA(1)	5.75	08/15/29	252,000	195,148
AMC Networks, Inc.	4.25	02/15/29	122,000	75,098
AMC Networks, Inc.	4.75	08/01/25	102,000	93,003
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	35,000	23,144
Block Communications, Inc.(1)	4.88	03/01/28	35,000	28,771
Cable One, Inc.(1)	4.00	11/15/30	80,000	59,650
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	375,000	292,115
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	248,000	179,338
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	342,000	274,683
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	359,000	275,102
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	222,000	165,762
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	380,000	314,014
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	150,000	117,229
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	312,000	280,398
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	407,000	375,094
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	186,000	163,055
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	93,000	88,784
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	195,000	178,651
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	135,000	127,662
CSC Holdings LLC(1)	3.38	02/15/31	120,000	76,853
CSC Holdings LLC(1)	4.13	12/01/30	132,000	88,548
CSC Holdings LLC(1)	4.50	11/15/31	180,000	119,053
CSC Holdings LLC(1)	4.63	12/01/30	257,000	130,514
CSC Holdings LLC(1)	5.00	11/15/31	110,000	56,334
CSC Holdings LLC(1)	5.38	02/01/28	120,000	95,673
CSC Holdings LLC(1)	5.50	04/15/27	190,000	159,042
CSC Holdings LLC(1)	5.75	01/15/30	277,000	145,356
CSC Holdings LLC(1)	6.50	02/01/29	215,000	170,299
CSC Holdings LLC(1)	7.50	04/01/28	125,000	80,245
CSC Holdings LLC(1)	11.25	05/15/28	125,000	119,367
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	40,000	28,637
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	460,000	403,498

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
MEDIA – 39.8% (Continued)
DISH DBS Corp.	5.13	06/01/29	$190,000	$98,075
DISH DBS Corp.(1)	5.25	12/01/26	345,000	278,941
DISH DBS Corp.(1)	5.75	12/01/28	310,000	225,719
DISH DBS Corp.	5.88	11/15/24	245,000	225,117
DISH DBS Corp.	7.38	07/01/28	132,000	74,682
DISH DBS Corp.	7.75	07/01/26	252,000	169,165
DISH Network Corp.(1)	11.75	11/15/27	435,000	431,255
Gannett Holdings LLC(1)	6.00	11/01/26	42,000	35,491
GCI LLC(1)	4.75	10/15/28	75,000	64,429
Gray Escrow II, Inc.(1)	5.38	11/15/31	92,000	58,062
Gray Television, Inc.(1)	4.75	10/15/30	172,000	110,469
Gray Television, Inc.(1)	5.88	07/15/26	85,000	75,778
Gray Television, Inc.(1)	7.00	05/15/27	100,000	84,896
iHeartCommunications, Inc.(1)	4.75	01/15/28	55,000	38,971
iHeartCommunications, Inc.(1)	5.25	08/15/27	99,000	72,646
iHeartCommunications, Inc.	6.38	05/01/26	85,000	69,369
iHeartCommunications, Inc.	8.38	05/01/27	133,000	81,657
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	100,000	78,002
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	145,000	131,373
Liberty Interactive LLC	8.25	02/01/30	65,000	16,738
Liberty Interactive LLC	8.50	07/15/29	35,000	9,238
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	100,000	84,390
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	90,000	74,277
Midcontinent Communications/Midcontinent Finance Corp.(1)	5.38	08/15/27	45,000	40,884
News Corp.(1)	3.88	05/15/29	125,000	107,131
News Corp.(1)	5.13	02/15/32	60,000	51,865
Nexstar Media, Inc.(1)	4.75	11/01/28	125,000	105,112
Nexstar Media, Inc.(1)	5.63	07/15/27	213,000	191,849
Paramount Global	6.25	02/28/57	80,000	57,470
Paramount Global	6.38	03/30/62	122,000	89,898
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	117,000	89,572
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	122,000	60,517
Scripps Escrow II, Inc.(1)	3.88	01/15/29	65,000	49,413
Scripps Escrow II, Inc.(1)	5.38	01/15/31	45,000	27,977
Scripps Escrow, Inc.(1)	5.88	07/15/27	55,000	41,163
Sinclair Television Group, Inc.(1)	4.13	12/01/30	87,000	55,055
Sinclair Television Group, Inc.(1)	5.13	02/15/27	30,000	23,636
Sinclair Television Group, Inc.(1)	5.50	03/01/30	65,000	35,397
Sirius XM Radio, Inc.(1)	3.13	09/01/26	123,000	110,432
Sirius XM Radio, Inc.(1)	3.88	09/01/31	185,000	139,491
Sirius XM Radio, Inc.(1)	4.00	07/15/28	250,000	212,839
Sirius XM Radio, Inc.(1)	4.13	07/01/30	185,000	147,075
Sirius XM Radio, Inc.(1)	5.00	08/01/27	185,000	169,793
Sirius XM Radio, Inc.(1)	5.50	07/01/29	157,000	139,289
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	37,000	22,824
TEGNA, Inc.	4.63	03/15/28	125,000	108,281
TEGNA, Inc.(1)	4.75	03/15/26	67,000	62,593
TEGNA, Inc.	5.00	09/15/29	135,000	113,278
Townsquare Media, Inc.(1)	6.88	02/01/26	65,000	60,143

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
MEDIA – 39.8% (Continued)
Univision Communications, Inc.(1)	4.50	05/01/29	$127,000	$101,093
Univision Communications, Inc.(1)	5.13	02/15/25	129,000	126,097
Univision Communications, Inc.(1)	6.63	06/01/27	185,000	169,110
Univision Communications, Inc.(1)	7.38	06/30/30	115,000	101,372
Univision Communications, Inc.(1)	8.00	08/15/28	65,000	61,434
UPC Broadband FinCo. BV(1)	4.88	07/15/31	151,000	120,690
UPC Holding BV(1)	5.50	01/15/28	60,000	52,404
Urban One, Inc.(1)	7.38	02/01/28	90,000	74,085
Videotron Ltd.(1)	3.63	06/15/29	50,000	42,195
Videotron Ltd.(1)	5.13	04/15/27	85,000	79,190
Virgin Media Finance PLC(1)	5.00	07/15/30	117,000	92,099
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	115,000	94,966
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	175,000	155,143
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	65,000	55,242
VZ Secured Financing BV(1)	5.00	01/15/32	192,000	145,811
Ziggo Bond Co. BV(1)	5.13	02/28/30	70,000	51,071
Ziggo Bond Co. BV(1)	6.00	01/15/27	75,000	68,776
Ziggo BV(1)	4.88	01/15/30	122,000	97,546
				11,696,344
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	32,000	19,503
Xerox Corp.	6.75	12/15/39	45,000	29,339
Xerox Holdings Corp.(1)	5.00	08/15/25	90,000	82,888
Xerox Holdings Corp.(1)	5.50	08/15/28	95,000	73,531
				205,261
PACKAGING & CONTAINERS – 1.0%
LABL, Inc.(1)	5.88	11/01/28	65,000	55,128
LABL, Inc.(1)	6.75	07/15/26	90,000	82,821
LABL, Inc.(1)	8.25	11/01/29	60,000	44,662
LABL, Inc.(1)	9.50	11/01/28	35,000	33,870
LABL, Inc.(1)	10.50	07/15/27	80,000	69,342
				285,823
SEMICONDUCTORS – 2.1%
Amkor Technology, Inc.(1)	6.63	09/15/27	65,000	63,333
ams-OSRAM AG(1)	7.00	07/31/25	60,000	58,952
Entegris Escrow Corp.(1)	4.75	04/15/29	200,000	179,304
Entegris Escrow Corp.(1)	5.95	06/15/30	112,000	102,591
Entegris, Inc.(1)	3.63	05/01/29	50,000	41,865
Entegris, Inc.(1)	4.38	04/15/28	50,000	44,667
ON Semiconductor Corp.(1)	3.88	09/01/28	90,000	77,415
Synaptics, Inc.(1)	4.00	06/15/29	45,000	37,182
				605,309
SOFTWARE – 9.8%
Alteryx, Inc.(1)	8.75	03/15/28	60,000	59,305
Boxer Parent Co., Inc.(1)	7.13	10/02/25	77,000	76,038
Boxer Parent Co., Inc.(1)	9.13	03/01/26	40,000	39,878

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
SOFTWARE – 9.8% (Continued)
Capstone Borrower, Inc.(1)	8.00	06/15/30	$45,000	$43,707
Castle US Holding Corp.(1)	9.50	02/15/28	40,000	21,106
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	95,000	93,931
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	95,000	91,364
Cloud Software Group, Inc.(1)	6.50	03/31/29	498,000	437,696
Cloud Software Group, Inc.(1)	9.00	09/30/29	475,000	404,940
Elastic NV(1)	4.13	07/15/29	70,000	59,065
Fair Isaac Corp.(1)	4.00	06/15/28	109,000	97,186
Fair Isaac Corp.(1)	5.25	05/15/26	50,000	48,171
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	45,000	37,823
MicroStrategy, Inc.(1)	6.13	06/15/28	60,000	54,369
Open Text Corp.(1)	3.88	02/15/28	105,000	91,377
Open Text Corp.(1)	3.88	12/01/29	112,000	91,732
Open Text Holdings, Inc.(1)	4.13	02/15/30	115,000	95,433
Open Text Holdings, Inc.(1)	4.13	12/01/31	80,000	62,932
PTC, Inc.(1)	3.63	02/15/25	62,000	59,833
PTC, Inc.(1)	4.00	02/15/28	65,000	57,707
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	35,000	15,405
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	73,000	21,419
RingCentral, Inc.(1)	8.50	08/15/30	50,000	47,557
ROBLOX Corp.(1)	3.88	05/01/30	122,000	99,122
Rocket Software, Inc.(1)	6.50	02/15/29	70,000	57,165
SS&C Technologies, Inc.(1)	5.50	09/30/27	250,000	234,818
Twilio, Inc.	3.63	03/15/29	63,000	52,441
Twilio, Inc.	3.88	03/15/31	63,000	50,353
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	217,000	177,816
West Technology Group LLC(1)	8.50	04/10/27	45,000	38,925
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	80,000	66,130
				2,884,744
TELECOMMUNICATIONS – 22.9%
Altice France Holding SA(1)	6.00	02/15/28	135,000	59,332
Altice France Holding SA(1)	10.50	05/15/27	185,000	100,801
Altice France SA/France(1)	5.13	01/15/29	60,000	41,473
Altice France SA/France(1)	5.13	07/15/29	312,000	213,828
Altice France SA/France(1)	5.50	01/15/28	140,000	104,155
Altice France SA/France(1)	5.50	10/15/29	248,000	170,784
Altice France SA/France(1)	8.13	02/01/27	227,000	191,611
British Telecommunications PLC(1)	4.25	11/23/81	60,000	52,468
British Telecommunications PLC(1)	4.88	11/23/81	62,000	50,129
C&W Senior Financing DAC(1)	6.88	09/15/27	132,000	113,622
Ciena Corp.(1)	4.00	01/31/30	50,000	41,718
CommScope Technologies LLC(1)	5.00	03/15/27	142,000	52,400
CommScope Technologies LLC(1)	6.00	06/15/25	155,000	93,233
CommScope, Inc.(1)	4.75	09/01/29	155,000	106,009
CommScope, Inc.(1)	6.00	03/01/26	190,000	159,853
CommScope, Inc.(1)	7.13	07/01/28	60,000	22,557
CommScope, Inc.(1)	8.25	03/01/27	107,000	44,590

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
TELECOMMUNICATIONS – 22.9% (Continued)
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	$260,000	$242,654
Consolidated Communications, Inc.(1)	5.00	10/01/28	55,000	41,479
Consolidated Communications, Inc.(1)	6.50	10/01/28	87,000	68,904
Embarq Corp.	8.00	06/01/36	150,000	81,908
Frontier Communications Holdings LLC(1)	5.00	05/01/28	225,000	194,456
Frontier Communications Holdings LLC(1)	5.88	10/15/27	150,000	136,877
Frontier Communications Holdings LLC	5.88	11/01/29	95,000	71,522
Frontier Communications Holdings LLC(1)	6.00	01/15/30	125,000	94,245
Frontier Communications Holdings LLC(1)	6.75	05/01/29	125,000	99,069
Frontier Communications Holdings LLC(1)	8.63	03/15/31	90,000	84,706
Frontier Communications Holdings LLC(1)	8.75	05/15/30	152,000	144,988
GoTo Group, Inc.(1)	5.50	09/01/27	117,000	61,145
Hughes Satellite Systems Corp.	5.25	08/01/26	95,000	85,529
Hughes Satellite Systems Corp.	6.63	08/01/26	90,000	76,366
Iliad Holding SASU(1)	6.50	10/15/26	150,000	140,303
Iliad Holding SASU(1)	7.00	10/15/28	105,000	95,105
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	375,000	330,199
Level 3 Financing, Inc.(1)	3.40	03/01/27	95,000	88,040
Level 3 Financing, Inc.(1)	3.63	01/15/29	105,000	53,747
Level 3 Financing, Inc.(1)	3.75	07/15/29	112,000	57,075
Level 3 Financing, Inc.(1)	3.88	11/15/29	95,000	84,740
Level 3 Financing, Inc.(1)	4.25	07/01/28	147,000	83,261
Level 3 Financing, Inc.(1)	4.63	09/15/27	123,000	81,902
Level 3 Financing, Inc.(1)	10.50	05/15/30	117,000	117,196
Lumen Technologies, Inc.(1)	4.00	02/15/27	158,000	106,794
Lumen Technologies, Inc.(1)	4.50	01/15/29	47,000	12,925
Lumen Technologies, Inc.(1)	5.13	12/15/26	55,000	27,072
Lumen Technologies, Inc.	7.60	09/15/39	42,000	12,298
Lumen Technologies, Inc.	7.65	03/15/42	35,000	9,833
Millicom International Cellular SA(1)	4.50	04/27/31	115,000	86,825
Millicom International Cellular SA(1)	5.13	01/15/28	45,000	38,919
Millicom International Cellular SA(1)	6.25	03/25/29	74,700	65,035
Qwest Corp.	7.25	09/15/25	30,000	28,765
Rogers Communications, Inc.(1)	5.25	03/15/82	95,000	83,720
Sable International Finance Ltd.(1)	5.75	09/07/27	80,000	72,582
Telecom Italia Capital SA	6.00	09/30/34	82,000	67,573
Telecom Italia Capital SA	6.38	11/15/33	165,000	140,857
Telecom Italia Capital SA	7.20	07/18/36	125,000	108,203
Telecom Italia Capital SA	7.72	06/04/38	130,000	114,904
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	45,000	26,806
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	65,000	41,544
United States Cellular Corp.	6.70	12/15/33	70,000	66,500
Viasat, Inc.(1)	5.63	09/15/25	90,000	83,689
Viasat, Inc.(1)	5.63	04/15/27	75,000	65,543
Viasat, Inc.(1)	6.50	07/15/28	50,000	35,492
Viasat, Inc.(1)	7.50	05/30/31	90,000	59,022
Viavi Solutions, Inc.(1)	3.75	10/01/29	50,000	38,975
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	167,000	131,516
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	175,000	141,018

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
TELECOMMUNICATIONS – 22.9% (Continued)
Vodafone Group PLC	3.25	06/04/81	$64,000	$56,280
Vodafone Group PLC	4.13	06/04/81	127,000	96,242
Vodafone Group PLC	5.13	06/04/81	120,000	76,460
Vodafone Group PLC	7.00	04/04/79	245,000	237,113
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	175,000	138,935
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	185,000	139,454
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	132,000	87,567
				6,732,440
TOTAL CORPORATE BONDS (Cost - $30,096,994)				28,657,775

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Citibank, New York	4.68	11/01/23	298,012	298,012
TOTAL SHORT-TERM INVESTMENTS (Cost - $298,012)				298,012

TOTAL INVESTMENTS – 98.5% (Cost - $30,395,006)				$28,955,787
OTHER ASSETS LESS LIABILITIES – 1.5%				438,986
NET ASSETS – 100.0%				$29,394,773

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $24,743,866 and represents 84.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$53,000	$20,892

COMMERCIAL SERVICES – 7.4%
AMN Healthcare, Inc.(1)	4.00	04/15/29	35,000	29,028
AMN Healthcare, Inc.(1)	4.63	10/01/27	70,000	62,900
Carriage Services, Inc.(1)	4.25	05/15/29	48,000	39,311
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	128,000	108,947
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	125,000	93,312
Service Corp. International/US	3.38	08/15/30	105,000	84,220
Service Corp. International/US	4.00	05/15/31	98,000	79,433
Service Corp. International/US	4.63	12/15/27	68,000	62,962
Service Corp. International/US	5.13	06/01/29	91,000	83,492
StoneMor, Inc.(1)	8.50	05/15/29	48,000	38,383
Verscend Escrow Corp.(1)	9.75	08/15/26	135,000	134,136
				816,124
HEALTHCARE-PRODUCTS – 13.8%
Avantor Funding, Inc.(1)	3.88	11/01/29	95,000	79,589
Avantor Funding, Inc.(1)	4.63	07/15/28	197,000	175,594
Bausch & Lomb Escrow Corp.(1)	8.38	10/01/28	175,000	174,037
Embecta Corp.(1)	5.00	02/15/30	64,000	50,893
Garden Spinco Corp.(1)	8.63	07/20/30	45,000	46,479
Hologic, Inc.(1)	3.25	02/15/29	120,000	100,871
Hologic, Inc.(1)	4.63	02/01/28	48,000	43,702
Medline Borrower LP(1)	3.88	04/01/29	560,000	473,368
Medline Borrower LP(1)	5.25	10/01/29	305,000	259,923
Teleflex, Inc.(1)	4.25	06/01/28	63,000	55,665
Teleflex, Inc.	4.63	11/15/27	60,000	54,960
				1,515,081
HEALTHCARE-SERVICES – 53.6%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	58,000	51,775
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	58,000	53,606
AHP Health Partners, Inc.(1)	5.75	07/15/29	35,000	28,733
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	68,000	53,536
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	81,000	63,664
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	60,000	53,620
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	60,000	50,710
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	63,000	51,492
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	63,000	56,044
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	128,000	85,942
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	187,000	132,974
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	238,000	193,548
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	106,000	80,408
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	157,000	61,002
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	93,000	40,422
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	175,000	72,442
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	263,000	240,757
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	83,000	70,487

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 53.6% (Continued)
DaVita, Inc.(1)	3.75	02/15/31	$182,000	$130,980
DaVita, Inc.(1)	4.63	06/01/30	343,000	269,090
Encompass Health Corp.	4.50	02/01/28	95,000	85,744
Encompass Health Corp.	4.63	04/01/31	50,000	41,679
Encompass Health Corp.	4.75	02/01/30	105,000	90,851
Encompass Health Corp.	5.75	09/15/25	42,000	41,002
Fortrea Holdings, Inc.(1)	7.50	07/01/30	70,000	67,637
Global Medical Response, Inc.(1)	6.50	10/01/25	75,000	47,758
HealthEquity, Inc.(1)	4.50	10/01/29	75,000	64,339
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	35,000	31,889
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	90,000	86,614
IQVIA, Inc.(1)	5.00	10/15/26	128,000	122,162
IQVIA, Inc.(1)	5.00	05/15/27	140,000	131,855
IQVIA, Inc.(1)	6.50	05/15/30	60,000	58,275
Legacy LifePoint Health LLC(1)	4.38	02/15/27	75,000	62,087
LifePoint Health, Inc.(1)	5.38	01/15/29	63,000	38,231
LifePoint Health, Inc.(1)	9.88	08/15/30	100,000	90,500
LifePoint Health, Inc.(1)	11.00	10/15/30	135,000	127,214
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	60,000	43,788
ModivCare, Inc.(1)	5.88	11/15/25	63,000	59,602
Molina Healthcare, Inc.(1)	3.88	11/15/30	80,000	65,344
Molina Healthcare, Inc.(1)	3.88	05/15/32	94,000	73,974
Molina Healthcare, Inc.(1)	4.38	06/15/28	100,000	89,139
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	48,000	41,459
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	110,000	100,217
Radiology Partners, Inc.(1)	9.25	02/01/28	76,000	28,657
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	155,000	145,082
RP Escrow Issuer LLC(1)	5.25	12/15/25	99,000	70,643
Select Medical Corp.(1)	6.25	08/15/26	151,000	147,018
Star Parent, Inc.(1)	9.00	10/01/30	125,000	124,204
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	37,000	36,965
Tenet Healthcare Corp.	4.25	06/01/29	170,000	145,667
Tenet Healthcare Corp.	4.38	01/15/30	180,000	152,419
Tenet Healthcare Corp.	4.63	06/15/28	75,000	66,788
Tenet Healthcare Corp.	4.88	01/01/26	253,000	242,709
Tenet Healthcare Corp.	5.13	11/01/27	180,000	166,336
Tenet Healthcare Corp.	6.13	10/01/28	310,000	287,798
Tenet Healthcare Corp.	6.13	06/15/30	250,000	231,693
Tenet Healthcare Corp.	6.25	02/01/27	188,000	180,461
Tenet Healthcare Corp.(1)	6.75	05/15/31	165,000	156,896
Tenet Healthcare Corp.	6.88	11/15/31	47,000	43,386
Toledo Hospital	4.98	11/15/45	25,000	14,598
Toledo Hospital	5.33	11/15/28	40,000	30,750
Toledo Hospital	6.02	11/15/48	57,000	38,190
US Acute Care Solutions LLC(1)	6.38	03/01/26	93,000	79,212
				5,892,064

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 19.6%
180 Medical, Inc.(1)	3.88	10/15/29	$65,000	$54,073
AdaptHealth LLC(1)	4.63	08/01/29	60,000	44,910
AdaptHealth LLC(1)	5.13	03/01/30	75,000	56,887
AdaptHealth LLC(1)	6.13	08/01/28	45,000	36,989
Bausch Health Cos, Inc.(1)	4.88	06/01/28	200,000	99,989
Bausch Health Cos, Inc.(1)	5.50	11/01/25	205,000	176,972
Bausch Health Cos, Inc.(1)	5.75	08/15/27	70,000	36,466
Bausch Health Cos, Inc.(1)	6.13	02/01/27	120,000	67,070
Bausch Health Cos, Inc.(1)	11.00	09/30/28	215,000	131,688
Bausch Health Cos, Inc.(1)	14.00	10/15/30	45,000	24,460
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	60,000	53,278
Elanco Animal Health, Inc.	6.65	08/28/28	93,000	89,048
Grifols SA(1)	4.75	10/15/28	88,000	73,996
Jazz Securities DAC(1)	4.38	01/15/29	187,000	162,790
Option Care Health, Inc.(1)	4.38	10/31/29	64,000	53,560
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	253,000	218,765
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	250,000	195,486
Owens & Minor, Inc.(1)	4.50	03/31/29	58,000	46,589
Owens & Minor, Inc.(1)	6.63	04/01/30	71,000	62,124
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	58,000	39,014
Perrigo Finance Unlimited Co.	3.90	12/15/24	85,000	82,530
Perrigo Finance Unlimited Co.	4.38	03/15/26	85,000	79,882
Perrigo Finance Unlimited Co.	4.65	06/15/30	100,000	83,621
Perrigo Finance Unlimited Co.	4.90	12/15/44	33,000	22,577
PRA Health Sciences, Inc.(1)	2.88	07/15/26	64,000	58,574
Prestige Brands, Inc.(1)	3.75	04/01/31	77,000	61,234
Prestige Brands, Inc.(1)	5.13	01/15/28	50,000	46,150
				2,158,722
SOFTWARE – 3.0%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	291,000	238,059
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	40,000	37,088
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	60,000	49,788
				324,935
TOTAL CORPORATE BONDS (Cost - $11,545,287)				10,727,818

SHORT-TERM INVESTMENTS – 2.2%
TIME DEPOSITS – 2.2%
Citibank, New York	4.68	11/01/23	236,677	236,677
TOTAL SHORT-TERM INVESTMENTS (Cost - $236,677)				236,677

TOTAL INVESTMENTS – 99.8% (Cost - $11,781,964)				$10,964,495
OTHER ASSETS LESS LIABILITIES – 0.2%				23,950
NET ASSETS – 100.0%				$10,988,445

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $8,145,022 and represents 74.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$115,000	$93,786
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	108,000	86,774
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	143,000	127,147
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	6.25	06/15/25	95,000	93,785
				401,492
BANKS – 8.9%
Associated Banc-Corp.	4.25	01/15/25	55,000	52,736
Dresdner Funding Trust I(1)	8.15	06/30/31	225,000	235,828
Freedom Mortgage Corp.(1)	6.63	01/15/27	125,000	108,303
Freedom Mortgage Corp.(1)	7.63	05/01/26	115,000	105,940
Freedom Mortgage Corp.(1)	12.00	10/01/28	180,000	180,763
Freedom Mortgage Corp.(1)	12.25	10/01/30	110,000	110,146
Intesa Sanpaolo SpA(1)	4.20	06/01/32	170,000	120,950
Intesa Sanpaolo SpA(1)	4.95	06/01/42	165,000	96,897
Intesa Sanpaolo SpA(1)	5.71	01/15/26	345,000	327,392
Pacific Western Bank	3.25	05/01/31	90,000	66,798
Popular, Inc.	7.25	03/13/28	90,000	89,329
Standard Chartered PLC(1),(2)	7.01	-	165,000	151,834
Texas Capital Bancshares, Inc.	4.00	05/06/31	85,000	70,188
UniCredit SpA(1)	5.46	06/30/35	337,000	276,615
UniCredit SpA(1)	5.86	06/19/32	232,000	208,809
UniCredit SpA(1)	7.30	04/02/34	282,000	261,770
Valley National Bancorp	3.00	06/15/31	65,000	52,017
Western Alliance Bancorp.	3.00	06/15/31	140,000	107,310
				2,623,625
COMMERCIAL SERVICES – 5.3%
Block, Inc.	2.75	06/01/26	225,000	202,128
Block, Inc.	3.50	06/01/31	227,000	175,416
CoreCivic, Inc.	4.75	10/15/27	55,000	47,830
CoreCivic, Inc.	8.25	04/15/26	132,000	133,759
CPI CG, Inc.(1)	8.63	03/15/26	63,000	60,098
GEO Group, Inc.	10.50	06/30/28	65,000	64,893
GTCR W-2 Merger Sub LLC(1)	7.50	01/15/31	495,000	489,184
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	115,000	103,197
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	80,000	64,437
PROG Holdings, Inc.(1)	6.00	11/15/29	135,000	114,572
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	100,000	92,490
				1,548,004
DIVERSIFIED FINANCIAL SERVICES – 31.1%
AG Issuer LLC(1)	6.25	03/01/28	115,000	106,067
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	105,000	105,590
Ally Financial, Inc.	5.75	11/20/25	240,000	229,323
Ally Financial, Inc.	6.70	02/14/33	110,000	92,510
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	90,000	76,445
Armor Holdco, Inc.(1)	8.50	11/15/29	80,000	69,891
Brightsphere Investment Group, Inc.	4.80	07/27/26	60,000	54,536

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.1% (Continued)
Burford Capital Global Finance LLC(1)	6.25	04/15/28	$90,000	$81,543
Burford Capital Global Finance LLC(1)	6.88	04/15/30	80,000	72,094
Burford Capital Global Finance LLC(1)	9.25	07/01/31	85,000	84,001
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	95,000	83,918
Coinbase Global, Inc.(1)	3.38	10/01/28	225,000	165,412
Coinbase Global, Inc.(1)	3.63	10/01/31	170,000	115,734
Credit Acceptance Corp.(1)	5.13	12/31/24	90,000	87,309
Credit Acceptance Corp.	6.63	03/15/26	90,000	85,535
Curo Group Holdings Corp.(1)	7.50	08/01/28	160,000	63,200
Curo Group Holdings Corp.(1)	7.50	08/01/28	65,000	15,031
Enova International, Inc.(1)	8.50	09/15/25	85,000	80,027
Finance of America Funding LLC(1)	7.88	11/15/25	80,000	66,011
GGAM Finance Ltd.(1)	7.75	05/15/26	90,000	89,379
GGAM Finance Ltd.(1)	8.00	06/15/28	130,000	128,371
goeasy Ltd.(1)	4.38	05/01/26	75,000	67,838
goeasy Ltd.(1)	5.38	12/01/24	117,000	114,797
Hightower Holding LLC(1)	6.75	04/15/29	70,000	59,775
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	138,000	117,752
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	227,000	181,421
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	70,000	61,204
LD Holdings Group LLC(1)	6.13	04/01/28	140,000	77,176
LD Holdings Group LLC(1)	6.50	11/01/25	110,000	88,578
LFS Topco LLC(1)	5.88	10/15/26	70,000	59,091
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	115,000	113,391
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	115,000	114,753
Midcap Financial Issuer Trust(1)	5.63	01/15/30	90,000	69,357
Midcap Financial Issuer Trust(1)	6.50	05/01/28	230,000	195,164
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	108,000	100,495
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	150,000	121,551
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	195,000	172,547
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	135,000	112,556
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	137,000	127,463
Navient Corp.	4.88	03/15/28	130,000	106,909
Navient Corp.	5.00	03/15/27	165,000	145,090
Navient Corp.	5.50	03/15/29	135,000	109,507
Navient Corp.	5.63	08/01/33	124,000	84,075
Navient Corp.	6.75	06/25/25	115,000	112,285
Navient Corp.	6.75	06/15/26	95,000	90,100
Navient Corp.	9.38	07/25/30	145,000	136,807
NFP Corp.(1)	4.88	08/15/28	125,000	109,574
NFP Corp.(1)	6.88	08/15/28	475,000	406,246
NFP Corp.(1)	7.50	10/01/30	80,000	75,849
NFP Corp.(1)	8.50	10/01/31	75,000	73,812
OneMain Finance Corp.	3.50	01/15/27	170,000	143,800
OneMain Finance Corp.	3.88	09/15/28	138,000	109,241
OneMain Finance Corp.	4.00	09/15/30	187,000	137,007
OneMain Finance Corp.	5.38	11/15/29	145,000	119,379
OneMain Finance Corp.	6.63	01/15/28	170,000	154,821

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.1% (Continued)
OneMain Finance Corp.	6.88	03/15/25	$275,000	$271,610
OneMain Finance Corp.	7.13	03/15/26	357,000	347,159
OneMain Finance Corp.	9.00	01/15/29	110,000	107,156
Osaic Holdings, Inc.(1)	10.75	08/01/27	95,000	94,539
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	90,000	82,107
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	150,000	122,683
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	145,000	138,252
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	115,000	93,877
PHH Mortgage Corp.(1)	7.88	03/15/26	85,000	73,424
PRA Group, Inc.(1)	5.00	10/01/29	82,000	54,502
PRA Group, Inc.(1)	7.38	09/01/25	70,000	65,522
PRA Group, Inc.(1)	8.38	02/01/28	80,000	65,950
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	260,000	226,645
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	170,000	138,381
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	289,000	223,810
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	185,000	136,191
SLM Corp.	3.13	11/02/26	115,000	100,112
SLM Corp.	4.20	10/29/25	115,000	107,086
StoneX Group, Inc.(1)	8.63	06/15/25	80,000	80,341
Synchrony Financial	7.25	02/02/33	170,000	144,255
United Wholesale Mortgage LLC(1)	5.50	11/15/25	185,000	176,066
United Wholesale Mortgage LLC(1)	5.50	04/15/29	160,000	134,178
United Wholesale Mortgage LLC(1)	5.75	06/15/27	108,000	98,382
World Acceptance Corp.(1)	7.00	11/01/26	65,000	52,959
				9,156,525
ELECTRIC – 0.2%
Terraform Global Operating LP(1)	6.13	03/01/26	80,000	76,980

ELECTRONICS – 0.3%
Likewize Corp.(1)	9.75	10/15/25	95,000	94,441

ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	70,000	54,007

INSURANCE – 14.3%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	160,000	131,377
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	117,000	94,496
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	237,000	230,114
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	60,000	60,436
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	172,000	151,395
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	97,000	80,660
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	305,000	278,810
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	04/15/28	285,000	271,125
AmWINS Group, Inc.(1)	4.88	06/30/29	175,000	150,018
Assurant, Inc.	7.00	03/27/48	90,000	86,578
AssuredPartners, Inc.(1)	5.63	01/15/29	120,000	101,915
AssuredPartners, Inc.(1)	7.00	08/15/25	117,000	114,885

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 14.3% (Continued)
BroadStreet Partners, Inc.(1)	5.88	04/15/29	$165,000	$144,002
Constellation Insurance, Inc.(1)	6.63	05/01/31	55,000	47,716
Constellation Insurance, Inc.(1)	6.80	01/24/30	90,000	77,105
Genworth Holdings, Inc.	6.50	06/15/34	60,000	52,158
Global Atlantic Finance Co.(1)	4.70	10/15/51	170,000	118,585
GTCR AP Finance, Inc.(1)	8.00	05/15/27	103,000	100,376
HUB International Ltd.(1)	5.63	12/01/29	125,000	107,770
HUB International Ltd.(1)	7.00	05/01/26	380,000	370,248
HUB International Ltd.(1)	7.25	06/15/30	490,000	478,475
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	165,000	162,267
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	70,000	69,541
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	105,000	83,543
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	180,000	94,194
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	95,000	91,512
MGIC Investment Corp.	5.25	08/15/28	150,000	138,023
NMI Holdings, Inc.(1)	7.38	06/01/25	90,000	90,215
Ryan Specialty LLC(1)	4.38	02/01/30	90,000	77,200
USI, Inc./NY(1)	6.88	05/01/25	143,000	141,841
				4,196,580
INTERNET – 0.2%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	80,000	63,076

INVESTMENT COMPANIES – 3.7%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	70,000	55,171
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	227,000	194,080
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	170,000	131,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	330,000	282,818
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	282,000	257,995
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	170,000	160,090
				1,081,254
OIL & GAS – 0.2%
Greenfire Resources Ltd.(1)	12.00	10/01/28	65,000	64,741

PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	130,000	126,482

REAL ESTATE INVESTMENT TRUST (REITS) – 28.2%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	117,000	89,688
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	82,000	68,262
Brandywine Operating Partnership LP	3.95	11/15/27	100,000	82,946
Brandywine Operating Partnership LP	4.55	10/01/29	75,000	57,474
Brandywine Operating Partnership LP	7.80	03/15/28	75,000	67,662
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LL(1)	4.50	04/01/27	170,000	142,010
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LL(1)	5.75	05/15/26	213,000	195,275

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.2% (Continued)
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	$90,000	$75,716
Diversified Healthcare Trust	4.38	03/01/31	120,000	82,703
Diversified Healthcare Trust	9.75	06/15/25	110,000	106,804
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	115,000	87,118
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	225,000	198,300
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	85,000	61,109
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	90,000	87,549
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	174,000	142,578
Iron Mountain, Inc.(1)	4.50	02/15/31	250,000	204,767
Iron Mountain, Inc.(1)	4.88	09/15/27	222,000	203,155
Iron Mountain, Inc.(1)	4.88	09/15/29	225,000	196,259
Iron Mountain, Inc.(1)	5.00	07/15/28	105,000	94,082
Iron Mountain, Inc.(1)	5.25	03/15/28	190,000	174,009
Iron Mountain, Inc.(1)	5.25	07/15/30	295,000	256,515
Iron Mountain, Inc.(1)	5.63	07/15/32	135,000	115,480
Iron Mountain, Inc.(1)	7.00	02/15/29	230,000	223,080
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	130,000	113,697
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	147,000	118,411
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	76,000	72,325
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	293,000	177,970
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	207,000	143,712
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	320,000	247,522
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	110,000	94,817
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	117,000	87,728
Office Properties Income Trust	2.40	02/01/27	75,000	41,924
Office Properties Income Trust	2.65	06/15/26	65,000	42,800
Office Properties Income Trust	3.45	10/15/31	93,000	45,672
Office Properties Income Trust	4.50	02/01/25	150,000	128,413
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	170,000	142,025
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	165,000	148,772
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	150,000	148,600
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	142,000	120,998
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	155,000	141,038
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	90,000	87,331
Rithm Capital Corp.(1)	6.25	10/15/25	122,000	115,571
RLJ Lodging Trust LP(1)	3.75	07/01/26	115,000	103,609
RLJ Lodging Trust LP(1)	4.00	09/15/29	115,000	93,859
SBA Communications Corp.	3.13	02/01/29	340,000	281,455
SBA Communications Corp.	3.88	02/15/27	341,000	310,839
Service Properties Trust	3.95	01/15/28	87,000	65,128
Service Properties Trust	4.38	02/15/30	85,000	58,723
Service Properties Trust	4.50	03/15/25	80,000	74,789
Service Properties Trust	4.75	10/01/26	107,000	91,075
Service Properties Trust	4.95	02/15/27	100,000	83,353
Service Properties Trust	4.95	10/01/29	95,000	68,584
Service Properties Trust	5.25	02/15/26	75,000	67,148

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.2% (Continued)
Service Properties Trust	5.50	12/15/27	$100,000	$84,526
Service Properties Trust	7.50	09/15/25	180,000	175,076
Starwood Property Trust, Inc.(1)	3.63	07/15/26	90,000	79,568
Starwood Property Trust, Inc.(1)	3.75	12/31/24	90,000	85,138
Starwood Property Trust, Inc.(1)	4.38	01/15/27	115,000	98,780
Starwood Property Trust, Inc.	4.75	03/15/25	115,000	110,169
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	160,000	97,167
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	4.75	04/15/28	125,000	101,141
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	252,000	163,949
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	590,000	568,585
XHR LP(1)	4.88	06/01/29	110,000	93,180
XHR LP(1)	6.38	08/15/25	105,000	101,953
				8,289,661
RETAIL – 0.7%
FirstCash, Inc.(1)	4.63	09/01/28	110,000	96,603
FirstCash, Inc.(1)	5.63	01/01/30	128,000	114,111
				210,714
SOFTWARE – 0.3%
ACI Worldwide, Inc.(1)	5.75	08/15/26	90,000	86,485

TRANSPORTATION – 0.4%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	132,000	116,646

TRUCKING & LEASING – 1.9%
AerCap Global Aviation Trust(1)	6.50	06/15/45	112,000	109,990
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	230,000	209,416
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	150,000	148,668
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	85,000	87,542
				555,616
TOTAL CORPORATE BONDS (Cost - $29,699,477)				28,746,329

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Sumitomo, Tokyo	4.68	11/01/23	289,034	289,034
TOTAL SHORT-TERM INVESTMENTS (Cost - $289,034)				289,034

TOTAL INVESTMENTS – 98.7% (Cost - $29,988,511)				$29,035,363
OTHER ASSETS LESS LIABILITIES – 1.3%				370,291
NET ASSETS – 100.0%				$29,405,654

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $20,654,538 and represents 70.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
CHEMICALS – 1.2%
Methanex Corp.	4.25	12/01/24	$45,000	$43,987
Methanex Corp.	5.13	10/15/27	100,000	91,608
Methanex Corp.	5.25	12/15/29	100,000	88,533
Methanex Corp.	5.65	12/01/44	45,000	33,293
				257,421
OIL & GAS – 50.7%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	105,000	104,388
Antero Resources Corp.(1)	5.38	03/01/30	80,000	73,074
Antero Resources Corp.(1)	7.63	02/01/29	61,000	61,822
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	65,000	57,488
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	85,000	82,163
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	65,000	64,605
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	55,000	69,672
Baytex Energy Corp.(1)	8.50	04/30/30	120,000	118,966
Baytex Energy Corp.(1)	8.75	04/01/27	55,000	55,489
Berry Petroleum Co. LLC(1)	7.00	02/15/26	60,000	57,651
California Resources Corp.(1)	7.13	02/01/26	82,000	82,389
Callon Petroleum Co.	6.38	07/01/26	40,000	39,102
Callon Petroleum Co.(1)	7.50	06/15/30	90,000	87,268
Callon Petroleum Co.(1)	8.00	08/01/28	95,000	93,986
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	45,000	42,076
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	45,000	42,043
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	64,000	64,233
Chesapeake Energy Corp.(1)	5.50	02/01/26	75,000	72,882
Chesapeake Energy Corp.(1)	5.88	02/01/29	75,000	70,686
Chesapeake Energy Corp.(1)	6.75	04/15/29	130,000	127,325
Chord Energy Corp.(1)	6.38	06/01/26	60,000	58,965
CITGO Petroleum Corp.(1)	6.38	06/15/26	85,000	83,592
CITGO Petroleum Corp.(1)	7.00	06/15/25	170,000	167,220
CITGO Petroleum Corp.(1)	8.38	01/15/29	160,000	158,617
Civitas Resources, Inc.(1)	5.00	10/15/26	65,000	60,884
Civitas Resources, Inc.(1)	8.38	07/01/28	205,000	206,519
Civitas Resources, Inc.(1)	8.63	11/01/30	120,000	122,266
Civitas Resources, Inc.(1)	8.75	07/01/31	200,000	202,103
CNX Resources Corp.(1)	6.00	01/15/29	67,000	61,502
CNX Resources Corp.(1)	7.25	03/14/27	55,000	54,180
CNX Resources Corp.(1)	7.38	01/15/31	74,000	70,786
Comstock Resources, Inc.(1)	5.88	01/15/30	140,000	119,847
Comstock Resources, Inc.(1)	6.75	03/01/29	175,000	159,408
Crescent Energy Finance LLC(1)	7.25	05/01/26	95,000	92,060
Crescent Energy Finance LLC(1)	9.25	02/15/28	125,000	126,018
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	55,000	51,925
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	125,000	123,075
CVR Energy, Inc.(1)	5.25	02/15/25	80,000	78,548
CVR Energy, Inc.(1)	5.75	02/15/28	60,000	53,964
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	80,000	78,050

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.7% (Continued)
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	$80,000	$81,235
Earthstone Energy Holdings LLC(1)	9.88	07/15/31	75,000	80,850
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	97,000	94,661
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	135,000	129,641
Energean PLC(1)	6.50	04/30/27	70,000	58,647
EnQuest PLC(1)	11.63	11/01/27	45,000	42,527
Global Marine, Inc.	7.00	06/01/28	40,000	33,700
Gran Tierra Energy International Holdings Ltd.(1)	6.25	02/15/25	40,000	37,224
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	48,000	40,786
Gran Tierra Energy, Inc.(1)	9.50	10/15/29	45,000	38,687
Gulfport Energy Corp.(1)	8.00	05/17/26	60,000	59,963
Harbour Energy PLC(1)	5.50	10/15/26	75,000	69,555
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	85,000	76,616
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	75,000	66,671
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	80,000	70,378
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	90,000	84,235
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	70,000	61,214
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	95,000	91,384
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	60,000	57,663
Matador Resources Co.	5.88	09/15/26	95,000	91,629
Matador Resources Co.(1)	6.88	04/15/28	75,000	73,576
MEG Energy Corp.(1)	5.88	02/01/29	90,000	84,191
MEG Energy Corp.(1)	7.13	02/01/27	45,000	45,365
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	105,000	100,379
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	51,000	50,468
Murphy Oil Corp.	5.88	12/01/27	85,000	81,817
Murphy Oil Corp.	5.88	12/01/42	45,000	34,624
Murphy Oil Corp.	6.38	07/15/28	55,000	53,322
Murphy Oil Corp.	7.05	05/01/29	40,000	39,259
Nabors Industries Ltd.(1)	7.25	01/15/26	85,000	79,920
Nabors Industries Ltd.(1)	7.50	01/15/28	60,000	53,046
Nabors Industries, Inc.	5.75	02/01/25	70,000	68,171
Nabors Industries, Inc.(1)	7.38	05/15/27	90,000	83,746
Neptune Energy Bondco PLC(1)	6.63	05/15/25	119,000	117,920
Noble Finance II LLC(1)	8.00	04/15/30	90,000	90,040
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	105,000	103,775
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	70,000	69,734
Parkland Corp.(1)	4.50	10/01/29	120,000	103,330
Parkland Corp.(1)	4.63	05/01/30	111,000	94,749
Parkland Corp.(1)	5.88	07/15/27	75,000	71,881
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	120,000	110,458
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	70,000	67,625
Permian Resources Operating LLC(1)	5.38	01/15/26	45,000	43,246
Permian Resources Operating LLC(1)	5.88	07/01/29	97,000	90,370
Permian Resources Operating LLC(1)	6.88	04/01/27	50,000	49,235
Permian Resources Operating LLC(1)	7.00	01/15/32	70,000	67,925
Permian Resources Operating LLC(1)	7.75	02/15/26	50,000	50,009
Petrofac Ltd.(1)	9.75	11/15/26	90,000	61,339

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.7% (Continued)
Precision Drilling Corp.(1)	6.88	01/15/29	$60,000	$55,613
Precision Drilling Corp.(1)	7.13	01/15/26	45,000	44,382
Range Resources Corp.(1)	4.75	02/15/30	63,000	56,012
Range Resources Corp.	4.88	05/15/25	105,000	102,214
Range Resources Corp.	8.25	01/15/29	90,000	92,001
Rockcliff Energy II LLC(1)	5.50	10/15/29	105,000	94,886
Seadrill Finance Ltd.(1)	8.38	08/01/30	85,000	85,120
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	85,000	83,930
SM Energy Co.	5.63	06/01/25	55,000	53,591
SM Energy Co.	6.50	07/15/28	60,000	57,821
SM Energy Co.	6.63	01/15/27	60,000	58,363
SM Energy Co.	6.75	09/15/26	55,000	54,074
Southwestern Energy Co.	4.75	02/01/32	165,000	142,058
Southwestern Energy Co.	5.38	02/01/29	105,000	97,098
Southwestern Energy Co.	5.38	03/15/30	175,000	160,691
Southwestern Energy Co.	5.70	01/23/25	40,000	39,556
Southwestern Energy Co.	8.38	09/15/28	55,000	56,842
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	75,000	69,261
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	120,000	104,088
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	110,000	94,069
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	55,000	52,085
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	90,000	86,745
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	70,000	68,199
Talos Production, Inc.	12.00	01/15/26	95,000	98,809
Teine Energy Ltd.(1)	6.88	04/15/29	60,000	55,624
Transocean Aquila Ltd.(1)	8.00	09/30/28	35,000	34,521
Transocean Poseidon Ltd.(1)	6.88	02/01/27	48,750	47,820
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	80,000	80,403
Transocean, Inc.	6.80	03/15/38	90,000	64,326
Transocean, Inc.(1)	7.25	11/01/25	54,000	52,738
Transocean, Inc.(1)	7.50	01/15/26	85,000	81,485
Transocean, Inc.	7.50	04/15/31	60,000	48,534
Transocean, Inc.(1)	8.00	02/01/27	85,000	79,858
Transocean, Inc.(1)	8.75	02/15/30	171,000	170,641
Transocean, Inc.(1)	11.50	01/30/27	105,000	109,353
Valaris Ltd.(1)	8.38	04/30/30	155,000	152,232
Vermilion Energy, Inc.(1)	5.63	03/15/25	33,000	32,210
Vermilion Energy, Inc.(1)	6.88	05/01/30	61,000	56,977
Viper Energy Partners LP(1)	5.38	11/01/27	65,000	61,668
Viper Energy Partners LP(1)	7.38	11/01/31	50,000	49,922
Vital Energy, Inc.(1)	7.75	07/31/29	44,000	39,886
Vital Energy, Inc.	9.50	01/15/25	62,000	62,348
Vital Energy, Inc.	9.75	10/15/30	75,000	73,574
Vital Energy, Inc.	10.13	01/15/28	100,000	100,353
W&T Offshore, Inc.(1)	11.75	02/01/26	35,000	36,184
				10,401,788

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 4.9%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	$110,000	$102,281
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	75,000	72,175
Bristow Group, Inc.(1)	6.88	03/01/28	60,000	55,639
CGG SA(1)	8.75	04/01/27	75,000	66,264
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	55,000	53,260
Enerflex Ltd.(1)	9.00	10/15/27	95,000	86,546
Oceaneering International, Inc.	6.00	02/01/28	45,000	41,337
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	110,000	106,936
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	100,000	95,915
Weatherford International Ltd.(1)	6.50	09/15/28	42,000	42,261
Weatherford International Ltd.(1)	8.63	04/30/30	229,000	231,612
Welltec International ApS(1)	8.25	10/15/26	50,000	50,724
				1,004,950
PIPELINES – 40.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	113,000	102,714
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	85,000	81,322
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	95,000	89,156
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	80,000	80,645
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	45,000	44,188
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	90,000	90,210
Buckeye Partners LP	3.95	12/01/26	85,000	77,560
Buckeye Partners LP(1)	4.13	03/01/25	70,000	66,736
Buckeye Partners LP	4.13	12/01/27	60,000	52,194
Buckeye Partners LP(1)	4.50	03/01/28	80,000	69,688
Buckeye Partners LP	5.60	10/15/44	30,000	20,168
Buckeye Partners LP	5.85	11/15/43	60,000	42,461
CNX Midstream Partners LP(1)	4.75	04/15/30	60,000	49,502
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	200,000	174,173
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	85,000	81,844
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	65,000	64,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	105,000	101,704
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	90,000	90,810
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	65,000	66,503
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	60,000	54,661
DT Midstream, Inc.(1)	4.13	06/15/29	155,000	133,418
DT Midstream, Inc.(1)	4.38	06/15/31	150,000	124,717
EnLink Midstream LLC	5.38	06/01/29	75,000	68,689
EnLink Midstream LLC(1)	5.63	01/15/28	75,000	70,792
EnLink Midstream LLC(1)	6.50	09/01/30	140,000	134,507
EnLink Midstream Partners LP	4.15	06/01/25	59,000	56,805
EnLink Midstream Partners LP	4.85	07/15/26	75,000	70,574
EnLink Midstream Partners LP	5.05	04/01/45	50,000	35,899
EnLink Midstream Partners LP	5.45	06/01/47	75,000	56,460
EnLink Midstream Partners LP	5.60	04/01/44	60,000	47,240
EQM Midstream Partners LP	4.13	12/01/26	75,000	69,646
EQM Midstream Partners LP(1)	4.50	01/15/29	120,000	105,354
EQM Midstream Partners LP(1)	4.75	01/15/31	145,000	122,250

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 40.9% (Continued)
EQM Midstream Partners LP	5.50	07/15/28	$120,000	$112,108
EQM Midstream Partners LP(1)	6.00	07/01/25	61,000	59,713
EQM Midstream Partners LP(1)	6.50	07/01/27	123,000	119,676
EQM Midstream Partners LP	6.50	07/15/48	85,000	71,964
EQM Midstream Partners LP(1)	7.50	06/01/27	75,000	74,355
EQM Midstream Partners LP(1)	7.50	06/01/30	75,000	73,664
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	50,000	47,702
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	79,000	77,250
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	100,000	94,249
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	145,000	139,368
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	65,000	62,890
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	45,000	39,753
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	60,000	56,604
Harvest Midstream I LP(1)	7.50	09/01/28	120,000	113,829
Hess Midstream Operations LP(1)	4.25	02/15/30	100,000	85,662
Hess Midstream Operations LP(1)	5.13	06/15/28	80,000	73,943
Hess Midstream Operations LP(1)	5.50	10/15/30	60,000	54,525
Hess Midstream Operations LP(1)	5.63	02/15/26	120,000	116,330
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	75,000	69,502
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	6.38	04/15/27	60,000	58,147
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	60,000	56,759
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	75,000	75,462
ITT Holdings LLC(1)	6.50	08/01/29	176,000	147,370
Kinetik Holdings LP(1)	5.88	06/15/30	140,000	128,594
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	60,000	58,670
New Fortress Energy, Inc.(1)	6.50	09/30/26	210,000	188,292
New Fortress Energy, Inc.(1)	6.75	09/15/25	185,000	171,804
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	290,000	283,348
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	45,000	43,979
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	50,000	47,752
Northriver Midstream Finance LP(1)	5.63	02/15/26	80,000	75,726
NuStar Logistics LP	5.63	04/28/27	73,000	68,898
NuStar Logistics LP	5.75	10/01/25	90,000	87,191
NuStar Logistics LP	6.00	06/01/26	75,000	72,435
NuStar Logistics LP	6.38	10/01/30	90,000	83,341
Rockies Express Pipeline LLC(1)	3.60	05/15/25	60,000	56,841
Rockies Express Pipeline LLC(1)	4.80	05/15/30	40,000	33,671
Rockies Express Pipeline LLC(1)	4.95	07/15/29	80,000	70,591
Rockies Express Pipeline LLC(1)	6.88	04/15/40	75,000	62,497
Rockies Express Pipeline LLC(1)	7.50	07/15/38	40,000	37,019
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.75	04/15/25	25,000	23,544
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(2)	9.00	10/15/26	122,000	117,240
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	120,000	105,234
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	50,000	45,796
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	100,000	84,286
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	71,000	59,818
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	90,000	88,756
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	45,000	38,445

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 40.9% (Continued)
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	$175,000	$145,785
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	182,000	137,723
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	175,000	140,881
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	150,000	141,646
Venture Global LNG, Inc.(1)	8.13	06/01/28	335,000	325,481
Venture Global LNG, Inc.(1)	8.38	06/01/31	340,000	324,700
Venture Global LNG, Inc.(1)	9.50	02/01/29	350,000	355,798
Venture Global LNG, Inc.(1)	9.88	02/01/32	200,000	202,923
				8,386,370
RETAIL – 0.4%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	90,000	76,857

WATER – 0.3%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	60,000	57,289

TOTAL CORPORATE BONDS (Cost - $20,673,284)				20,184,675

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
ANZ National Bank, London	4.68	11/01/23	138,136	138,136
TOTAL SHORT-TERM INVESTMENTS (Cost - $138,136)				138,136

TOTAL INVESTMENTS – 99.1% (Cost - $20,811,420)				$20,322,811
OTHER ASSETS LESS LIABILITIES – 0.9%				192,277
NET ASSETS – 100.0%				$20,515,088

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $15,602,325 and represents 76.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
APPAREL – 2.2%
Crocs, Inc.(1)	4.13	08/15/31	$47,000	$35,773
Crocs, Inc.(1)	4.25	03/15/29	40,000	32,848
Hanesbrands, Inc.(1)	4.88	05/15/26	108,000	99,348
Hanesbrands, Inc.(1)	9.00	02/15/31	80,000	74,347
Kontoor Brands, Inc.(1)	4.13	11/15/29	49,000	40,399
Levi Strauss & Co.(1)	3.50	03/01/31	60,000	46,780
Under Armour, Inc.	3.25	06/15/26	75,000	68,377
William Carter Co.(1)	5.63	03/15/27	60,000	56,912
Wolverine World Wide, Inc.(1)	4.00	08/15/29	70,000	52,267
				507,051
AUTO MANUFACTURERS – 15.5%
Allison Transmission, Inc.(1)	3.75	01/30/31	120,000	95,226
Allison Transmission, Inc.(1)	4.75	10/01/27	40,000	36,520
Allison Transmission, Inc.(1)	5.88	06/01/29	72,000	66,824
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	140,000	138,603
Ford Holdings LLC	9.30	03/01/30	23,000	24,673
Ford Motor Co.	3.25	02/12/32	192,000	145,062
Ford Motor Co.	4.35	12/08/26	110,000	103,779
Ford Motor Co.	4.75	01/15/43	153,000	106,472
Ford Motor Co.	5.29	12/08/46	103,000	74,936
Ford Motor Co.	6.10	08/19/32	130,000	120,341
Ford Motor Co.	6.63	10/01/28	28,000	27,699
Ford Motor Co.	7.40	11/01/46	27,000	25,364
Ford Motor Co.	7.45	07/16/31	78,000	78,773
Ford Motor Co.	9.63	04/22/30	38,000	42,414
Ford Motor Credit Co. LLC	2.30	02/10/25	125,000	118,175
Ford Motor Credit Co. LLC	2.70	08/10/26	115,000	103,192
Ford Motor Credit Co. LLC	2.90	02/16/28	60,000	51,103
Ford Motor Credit Co. LLC	2.90	02/10/29	76,000	62,252
Ford Motor Credit Co. LLC	3.38	11/13/25	155,000	144,794
Ford Motor Credit Co. LLC	3.63	06/17/31	81,000	64,075
Ford Motor Credit Co. LLC	3.82	11/02/27	60,000	53,556
Ford Motor Credit Co. LLC	4.00	11/13/30	125,000	103,065
Ford Motor Credit Co. LLC	4.06	11/01/24	110,000	107,188
Ford Motor Credit Co. LLC	4.13	08/04/25	105,000	100,185
Ford Motor Credit Co. LLC	4.13	08/17/27	103,000	93,624
Ford Motor Credit Co. LLC	4.27	01/09/27	75,000	69,472
Ford Motor Credit Co. LLC	4.39	01/08/26	76,000	72,121
Ford Motor Credit Co. LLC	4.54	08/01/26	50,000	47,075
Ford Motor Credit Co. LLC	4.69	06/09/25	45,000	43,513
Ford Motor Credit Co. LLC	4.95	05/28/27	110,000	103,287
Ford Motor Credit Co. LLC	5.11	05/03/29	100,000	91,110
Ford Motor Credit Co. LLC	5.13	06/16/25	130,000	126,611
Ford Motor Credit Co. LLC	6.80	05/12/28	115,000	114,783
Ford Motor Credit Co. LLC	6.95	03/06/26	110,000	110,305
Ford Motor Credit Co. LLC	6.95	06/10/26	65,000	65,235
Ford Motor Credit Co. LLC	7.20	06/10/30	65,000	65,026

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 15.5% (Continued)
Ford Motor Credit Co. LLC	7.35	11/04/27	$108,000	$109,585
Ford Motor Credit Co. LLC	7.35	03/06/30	85,000	85,463
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	60,000	51,798
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	62,000	53,511
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	80,000	72,082
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	90,000	90,160
McLaren Finance PLC(1)	7.50	08/01/26	76,000	65,558
				3,524,590
AUTO PARTS & EQUIPMENT – 7.3%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	97,000	90,445
Adient Global Holdings Ltd.(1)	7.00	04/15/28	65,000	64,051
Adient Global Holdings Ltd.(1)	8.25	04/15/31	60,000	58,449
American Axle & Manufacturing, Inc.	5.00	10/01/29	75,000	59,333
American Axle & Manufacturing, Inc.	6.50	04/01/27	65,000	61,335
American Axle & Manufacturing, Inc.	6.88	07/01/28	44,000	39,258
Dana, Inc.	4.25	09/01/30	52,000	41,226
Dana, Inc.	4.50	02/15/32	43,000	33,722
Dana, Inc.	5.38	11/15/27	49,000	45,136
Dana, Inc.	5.63	06/15/28	49,000	44,463
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	60,000	56,339
Goodyear Tire & Rubber Co.	4.88	03/15/27	85,000	78,271
Goodyear Tire & Rubber Co.	5.00	05/31/26	110,000	104,158
Goodyear Tire & Rubber Co.	5.00	07/15/29	115,000	99,076
Goodyear Tire & Rubber Co.	5.25	04/30/31	58,000	47,757
Goodyear Tire & Rubber Co.	5.25	07/15/31	72,000	58,696
Goodyear Tire & Rubber Co.	5.63	04/30/33	59,000	47,367
Goodyear Tire & Rubber Co.	9.50	05/31/25	101,000	102,275
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	75,000	59,736
Tenneco, Inc.(1)	8.00	11/17/28	235,000	188,834
ZF North America Capital, Inc.(1)	4.75	04/29/25	130,000	125,567
ZF North America Capital, Inc.(1)	6.88	04/14/28	75,000	72,762
ZF North America Capital, Inc.(1)	7.13	04/14/30	75,000	72,848
				1,651,104
COMMERCIAL SERVICES – 1.2%
Metis Merger Sub LLC(1)	6.50	05/15/29	86,000	70,364
Sabre GLBL, Inc.(1)	8.63	06/01/27	100,000	83,028
Sabre GLBL, Inc.(1)	11.25	12/15/27	75,000	66,833
Upbound Group, Inc.(1)	6.38	02/15/29	55,000	47,357
				267,582
DISTRIBUTION/WHOLESALE – 0.2%
G-III Apparel Group Ltd.(1)	7.88	08/15/25	48,000	47,610

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	50,000	35,688

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.7%
Affinity Interactive(1)	6.88	12/15/27	$65,000	$53,037
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	117,000	82,067
Boyne USA, Inc.(1)	4.75	05/15/29	82,000	71,472
Caesars Entertainment, Inc.(1)	4.63	10/15/29	150,000	123,426
Caesars Entertainment, Inc.(1)	6.25	07/01/25	422,000	415,536
Caesars Entertainment, Inc.(1)	7.00	02/15/30	243,000	234,742
Caesars Entertainment, Inc.(1)	8.13	07/01/27	196,000	194,369
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	119,000	117,241
CCM Merger, Inc.(1)	6.38	05/01/26	32,000	30,317
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	142,000	127,011
Cedar Fair LP	5.25	07/15/29	60,000	51,730
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op	5.38	04/15/27	60,000	55,612
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op(1)	5.50	05/01/25	130,000	127,535
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./ Millennium Op	6.50	10/01/28	37,000	34,282
Churchill Downs, Inc.(1)	4.75	01/15/28	95,000	85,189
Churchill Downs, Inc.(1)	5.50	04/01/27	71,000	66,657
Churchill Downs, Inc.(1)	6.75	05/01/31	75,000	69,281
Cinemark USA, Inc.(1)	5.25	07/15/28	96,000	82,998
Cinemark USA, Inc.(1)	5.88	03/15/26	45,000	42,775
Empire Resorts, Inc.(1)	7.75	11/01/26	38,000	30,850
Everi Holdings, Inc.(1)	5.00	07/15/29	49,000	41,217
Golden Entertainment, Inc.(1)	7.63	04/15/26	40,000	40,033
International Game Technology PLC(1)	4.13	04/15/26	85,000	80,063
International Game Technology PLC(1)	5.25	01/15/29	90,000	81,971
International Game Technology PLC(1)	6.25	01/15/27	90,000	87,795
International Game Technology PLC(1)	6.50	02/15/25	70,000	69,595
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	60,000	51,052
Light & Wonder International, Inc.(1)	7.00	05/15/28	87,000	84,889
Light & Wonder International, Inc.(1)	7.25	11/15/29	59,000	57,275
Light & Wonder International, Inc.(1)	7.50	09/01/31	70,000	68,429
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	60,000	52,590
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	123,000	112,520
Live Nation Entertainment, Inc.(1)	4.88	11/01/24	71,000	69,554
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	37,000	35,471
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	147,000	143,563
Merlin Entertainments Ltd.(1)	5.75	06/15/26	73,000	68,344
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	92,000	76,673
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	146,000	134,306
Motion Bondco DAC(1)	6.63	11/15/27	25,000	22,396
Odeon FinCo. PLC(1)	12.75	11/01/27	50,000	49,853
Ontario Gaming GTA LP(1)	8.00	08/01/30	50,000	48,930
Penn Entertainment, Inc.(1)	4.13	07/01/29	67,000	52,116
Penn Entertainment, Inc.(1)	5.63	01/15/27	35,000	31,957
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	97,000	68,300
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	87,000	59,160
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	43,000	40,055

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.7% (Continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	$117,000	$89,979
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	50,000	35,305
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	50,000	46,151
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	98,000	84,370
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	87,000	75,873
Six Flags Entertainment Corp.(1)	5.50	04/15/27	60,000	54,678
Six Flags Entertainment Corp.(1)	7.25	05/15/31	95,000	87,506
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	48,000	47,714
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	43,000	38,422
Universal Entertainment Corp.(1),(2)	8.75	12/11/24	92,000	95,303
Vail Resorts, Inc.(1)	6.25	05/15/25	75,000	74,602
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	92,000	78,549
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	75,000	69,921
				4,702,607
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	60,000	60,498

HOME BUILDERS – 0.7%
Forestar Group, Inc.(1)	3.85	05/15/26	53,000	47,231
Forestar Group, Inc.(1)	5.00	03/01/28	35,000	30,758
Thor Industries, Inc.(1)	4.00	10/15/29	60,000	48,438
Winnebago Industries, Inc.(1)	6.25	07/15/28	38,000	35,774
				162,201
INTERNET – 1.4%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	65,000	47,873
Rakuten Group, Inc.(1),(3)	5.13	-	90,000	65,516
Rakuten Group, Inc.(1),(3)	6.25	-	130,000	82,112
Rakuten Group, Inc.(1)	10.25	11/30/24	116,000	117,452
				312,953
LEISURE TIME – 17.3%
Carnival Corp.(1)	4.00	08/01/28	292,000	254,228
Carnival Corp.(1)	5.75	03/01/27	403,000	360,095
Carnival Corp.(1)	6.00	05/01/29	242,000	204,639
Carnival Corp.(1)	7.00	08/15/29	70,000	68,703
Carnival Corp.(1)	7.63	03/01/26	167,000	162,522
Carnival Corp.(1)	9.88	08/01/27	108,000	112,651
Carnival Corp.(1)	10.50	06/01/30	120,000	121,883
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	255,000	272,107
Life Time, Inc.(1)	5.75	01/15/26	108,000	104,691
Life Time, Inc.(1)	8.00	04/15/26	65,000	63,429
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	50,000	48,140
Lindblad Expeditions LLC(1)	6.75	02/15/27	28,000	25,541
NCL Corp. Ltd.(1)	3.63	12/15/24	74,000	70,057
NCL Corp. Ltd.(1)	5.88	03/15/26	167,000	150,031
NCL Corp. Ltd.(1)	5.88	02/15/27	120,000	110,577
NCL Corp. Ltd.(1)	7.75	02/15/29	75,000	65,518
NCL Corp. Ltd.(1)	8.13	01/15/29	100,000	97,806

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
LEISURE TIME – 17.3% (Continued)
NCL Corp. Ltd.(1)	8.38	02/01/28	$71,000	$70,398
NCL Finance Ltd.(1)	6.13	03/15/28	72,000	60,270
Royal Caribbean Cruises Ltd.	3.70	03/15/28	60,000	51,189
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	75,000	69,036
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	122,000	112,554
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	130,000	122,819
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	187,000	170,683
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	85,000	83,932
Royal Caribbean Cruises Ltd.	7.50	10/15/27	37,000	36,479
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	130,000	133,395
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	120,000	125,384
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	62,000	65,574
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	150,000	162,831
Viking Cruises Ltd.(1)	5.88	09/15/27	140,000	126,253
Viking Cruises Ltd.(1)	7.00	02/15/29	65,000	58,880
Viking Cruises Ltd.(1)	9.13	07/15/31	85,000	83,589
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	42,000	37,268
VOC Escrow Ltd.(1)	5.00	02/15/28	80,000	71,951
				3,935,103
LODGING – 11.2%
Boyd Gaming Corp.	4.75	12/01/27	125,000	113,984
Boyd Gaming Corp.(1)	4.75	06/15/31	108,000	89,758
Full House Resorts, Inc.(1)	8.25	02/15/28	53,000	44,673
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	65,000	58,018
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	182,000	144,033
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	95,000	81,869
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	142,000	117,753
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	120,000	107,841
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	60,000	59,133
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	62,000	59,458
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	60,000	47,578
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	103,000	86,365
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	75,000	70,801
Las Vegas Sands Corp.	2.90	06/25/25	65,000	61,075
Las Vegas Sands Corp.	3.50	08/18/26	125,000	114,508
Las Vegas Sands Corp.	3.90	08/08/29	92,000	79,547
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	82,000	67,454
Marriott Ownership Resorts, Inc.	4.75	01/15/28	25,000	21,516
MGM Resorts International	4.63	09/01/26	50,000	46,509
MGM Resorts International	4.75	10/15/28	95,000	82,982
MGM Resorts International	5.50	04/15/27	83,000	77,512
MGM Resorts International	5.75	06/15/25	80,000	78,300
MGM Resorts International	6.75	05/01/25	92,000	91,585
Station Casinos LLC(1)	4.50	02/15/28	81,000	70,032
Station Casinos LLC(1)	4.63	12/01/31	65,000	51,396
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(1)	5.88	05/15/25	32,000	30,667

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
LODGING – 11.2% (Continued)
Travel + Leisure Co.(1)	4.50	12/01/29	$80,000	$66,042
Travel + Leisure Co.(1)	4.63	03/01/30	42,000	34,423
Travel + Leisure Co.	6.60	10/01/25	25,000	24,476
Travel + Leisure Co.(1)	6.63	07/31/26	147,000	143,556
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	60,000	53,005
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	108,000	99,870
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	180,000	176,880
				2,552,599
MISCELLANEOUS MANUFACTURER – 0.3%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	70,000	68,628

REAL ESTATE – 3.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	135,200	111,624
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	81,000	73,946
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	50,000	47,452
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	76,000	71,446
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	50,000	49,191
Howard Hughes Corp.(1)	4.13	02/01/29	77,000	61,873
Howard Hughes Corp.(1)	4.38	02/01/31	80,000	60,992
Howard Hughes Corp.(1)	5.38	08/01/28	92,000	80,977
Hunt Cos, Inc.(1)	5.25	04/15/29	81,000	63,947
Kennedy-Wilson, Inc.	4.75	03/01/29	34,000	25,619
Kennedy-Wilson, Inc.	4.75	02/01/30	123,000	89,920
Kennedy-Wilson, Inc.	5.00	03/01/31	65,000	46,696
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	35,000	21,829
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	29,000	18,304
				823,816
RETAIL – 15.4%
Academy Ltd.(1)	6.00	11/15/27	48,000	45,242
Asbury Automotive Group, Inc.	4.50	03/01/28	50,000	44,362
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	100,000	84,716
Asbury Automotive Group, Inc.	4.75	03/01/30	55,000	46,743
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	71,000	57,660
At Home Group, Inc.(1)	4.88	07/15/28	37,000	13,135
Bath & Body Works, Inc.	5.25	02/01/28	77,000	70,687
Bath & Body Works, Inc.(1)	6.63	10/01/30	122,000	113,105
Bath & Body Works, Inc.	6.69	01/15/27	40,000	38,708
Bath & Body Works, Inc.	6.75	07/01/36	75,000	64,768
Bath & Body Works, Inc.	6.88	11/01/35	110,000	97,181
Bath & Body Works, Inc.	6.95	03/01/33	40,000	34,629
Bath & Body Works, Inc.	7.50	06/15/29	65,000	63,558
Bath & Body Works, Inc.(1)	9.38	07/01/25	20,000	20,618
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	61,000	61,609
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	123,000	103,494
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	157,000	124,913
Foot Locker, Inc.(1)	4.00	10/01/29	49,000	36,077
Gap, Inc.(1)	3.63	10/01/29	92,000	70,387

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 15.4% (Continued)
Gap, Inc.(1)	3.88	10/01/31	$92,000	$66,170
Group 1 Automotive, Inc.(1)	4.00	08/15/28	92,000	79,287
Guitar Center, Inc.(1)	8.50	01/15/26	65,000	54,791
Ken Garff Automotive LLC(1)	4.88	09/15/28	48,000	40,638
Kohl’s Corp.	4.25	07/17/25	40,000	37,397
Kohl’s Corp.	4.63	05/01/31	72,000	49,313
Kohl’s Corp.	5.55	07/17/45	44,000	25,568
LCM Investments Holdings II LLC(1)	4.88	05/01/29	125,000	104,885
LCM Investments Holdings II LLC(1)	8.25	08/01/31	60,000	57,132
Lithia Motors, Inc.(1)	3.88	06/01/29	102,000	84,496
Lithia Motors, Inc.(1)	4.38	01/15/31	65,000	52,695
Lithia Motors, Inc.(1)	4.63	12/15/27	50,000	45,163
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	98,000	88,562
Macy’s Retail Holdings LLC	4.30	02/15/43	30,000	16,482
Macy’s Retail Holdings LLC	4.50	12/15/34	60,000	40,265
Macy’s Retail Holdings LLC	5.13	01/15/42	23,000	14,191
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	70,000	61,784
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	40,000	33,888
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	50,000	41,350
Michaels Cos, Inc.(1)	5.25	05/01/28	108,000	78,354
Michaels Cos, Inc.(1)	7.88	05/01/29	152,000	84,916
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	135,000	126,403
Nordstrom, Inc.	4.00	03/15/27	61,000	53,917
Nordstrom, Inc.	4.25	08/01/31	60,000	44,023
Nordstrom, Inc.	4.38	04/01/30	57,000	44,312
Nordstrom, Inc.	5.00	01/15/44	114,000	68,645
Nordstrom, Inc.	6.95	03/15/28	28,000	26,383
Penske Automotive Group, Inc.	3.50	09/01/25	65,000	61,758
Penske Automotive Group, Inc.	3.75	06/15/29	65,000	53,710
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	147,000	130,235
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	140,000	129,025
QVC, Inc.	4.38	09/01/28	65,000	32,996
QVC, Inc.	4.45	02/15/25	70,000	60,356
QVC, Inc.	4.75	02/15/27	68,000	38,734
QVC, Inc.	5.45	08/15/34	48,000	20,366
QVC, Inc.	5.95	03/15/43	37,000	15,429
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	82,000	79,345
Sonic Automotive, Inc.(1)	4.63	11/15/29	78,000	65,036
Sonic Automotive, Inc.(1)	4.88	11/15/31	65,000	51,845
Victoria’s Secret & Co.(1)	4.63	07/15/29	70,000	51,542
				3,502,979
SOFTWARE – 0.1%
CWT Travel Group, Inc.(1)	8.50	11/19/26	76,000	22,800

TEXTILES – 0.3%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	81,000	53,966

TOTAL CORPORATE BONDS (Cost - $22,943,986)				22,231,775

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Sumitomo Mitsui Trust Bank, London	4.68	11/01/23	$136,952	$136,952
TOTAL SHORT-TERM INVESTMENTS (Cost - $136,952)				136,952

TOTAL INVESTMENTS – 98.5% (Cost - $23,080,938)				$22,368,727
OTHER ASSETS LESS LIABILITIES – 1.5%				346,649
NET ASSETS – 100.0%				$22,715,376

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $15,841,028 and represents 69.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2023.
(3)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.8%
AGRICULTURE – 2.7%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$53,000	$50,481
Darling Ingredients, Inc.(1)	6.00	06/15/30	97,000	91,097
Turning Point Brands, Inc.(1)	5.63	02/15/26	25,000	23,044
Vector Group Ltd.(1)	5.75	02/01/29	85,000	72,109
Vector Group Ltd.(1)	10.50	11/01/26	54,000	54,085
				290,816
BEVERAGES – 1.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	72,000	60,833
Triton Water Holdings, Inc.(1)	6.25	04/01/29	72,000	59,404
				120,237
BUILDING MATERIALS – 0.3%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	49,000	29,965

CHEMICALS – 0.6%
Cerdia Finanz GmbH(1)	10.50	02/15/27	60,000	59,134

COMMERCIAL SERVICES – 0.4%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	42,000	40,093

COSMETICS/PERSONAL CARE – 3.5%
Coty, Inc.(1)	5.00	04/15/26	90,000	86,079
Coty, Inc.(1)	6.50	04/15/26	45,000	44,370
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	50,000	44,319
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	75,000	71,541
Edgewell Personal Care Co.(1)	4.13	04/01/29	53,000	44,394
Edgewell Personal Care Co.(1)	5.50	06/01/28	72,000	65,786
Oriflame Investment Holding PLC(1)	5.13	05/04/26	55,000	17,490
				373,979
DISTRIBUTION/WHOLESALE – 0.2%
Resideo Funding, Inc.(1)	4.00	09/01/29	30,000	24,116

ELECTRIC – 28.9%
Algonquin Power & Utilities Corp.	4.75	01/18/82	77,000	60,869
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	42,000	36,323
Calpine Corp.(1)	3.75	03/01/31	91,000	72,616
Calpine Corp.(1)	4.50	02/15/28	121,000	109,218
Calpine Corp.(1)	4.63	02/01/29	65,000	54,953
Calpine Corp.(1)	5.00	02/01/31	85,000	68,645
Calpine Corp.(1)	5.13	03/15/28	140,000	125,423
Calpine Corp.(1)	5.25	06/01/26	42,000	40,236
Clearway Energy Operating LLC(1)	3.75	02/15/31	90,000	70,282
Clearway Energy Operating LLC(1)	3.75	01/15/32	36,000	27,310
Clearway Energy Operating LLC(1)	4.75	03/15/28	85,000	75,959
DPL, Inc.	4.13	07/01/25	42,000	39,647

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
ELECTRIC – 28.9% (Continued)
DPL, Inc.	4.35	04/15/29	$37,000	$30,216
Drax FinCo. PLC(1)	6.63	11/01/25	48,000	46,241
Edison International	8.13	06/15/53	50,000	48,337
Electricite de France SA(1),(2)	9.13	-	150,000	154,330
Emera, Inc.	6.75	06/15/76	120,000	113,302
FirstEnergy Corp.	1.60	01/15/26	30,000	27,051
FirstEnergy Corp.	2.05	03/01/25	25,000	23,553
FirstEnergy Corp.	2.25	09/01/30	45,000	34,768
FirstEnergy Corp.	2.65	03/01/30	60,000	48,455
FirstEnergy Corp.	3.40	03/01/50	85,000	51,500
FirstEnergy Corp.	4.15	07/15/27	152,000	140,817
FirstEnergy Corp.	5.10	07/15/47	62,000	51,479
FirstEnergy Corp.	7.38	11/15/31	45,000	48,580
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	36,000	29,444
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	48,000	43,687
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	59,000	52,885
NRG Energy, Inc.(1)	3.38	02/15/29	51,000	41,569
NRG Energy, Inc.(1)	3.63	02/15/31	102,000	77,099
NRG Energy, Inc.(1)	3.88	02/15/32	105,000	78,188
NRG Energy, Inc.(1)	5.25	06/15/29	77,000	68,023
NRG Energy, Inc.	5.75	01/15/28	100,000	93,695
NRG Energy, Inc.	6.63	01/15/27	20,000	19,430
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	61,000	53,234
PG&E Corp.	5.00	07/01/28	97,000	87,968
PG&E Corp.	5.25	07/01/30	102,000	89,498
Talen Energy Supply LLC(1)	8.63	06/01/30	120,000	122,053
TransAlta Corp.	6.50	03/15/40	30,000	26,511
TransAlta Corp.	7.75	11/15/29	42,000	41,833
Vistra Operations Co. LLC(1)	4.38	05/01/29	126,000	107,164
Vistra Operations Co. LLC(1)	5.00	07/31/27	127,000	116,293
Vistra Operations Co. LLC(1)	5.50	09/01/26	102,000	97,136
Vistra Operations Co. LLC(1)	5.63	02/15/27	127,000	119,626
Vistra Operations Co. LLC(1)	7.75	10/15/31	110,000	106,307
				3,071,753
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	83,000	67,850
Energizer Holdings, Inc.(1)	4.75	06/15/28	60,000	51,300
Energizer Holdings, Inc.(1)	6.50	12/31/27	25,000	23,331
				142,481
ENERGY-ALTERNATE SOURCES – 2.2%
Sunnova Energy Corp.(1)	5.88	09/01/26	37,000	30,003
Sunnova Energy Corp.(1)	11.75	10/01/28	40,000	34,153
TerraForm Power Operating LLC(1)	4.75	01/15/30	67,000	56,693
TerraForm Power Operating LLC(1)	5.00	01/31/28	72,000	66,032
Topaz Solar Farms LLC(1)	5.75	09/30/39	52,065	47,356
				234,237

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
FOOD – 23.5%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	$73,000	$67,503
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	138,000	117,810
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	133,000	124,778
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	97,000	86,712
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	77,000	73,833
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	75,000	73,714
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	60,000	61,012
Aragvi Finance International DAC(1)	8.45	04/29/26	48,000	33,060
B&G Foods, Inc.	5.25	04/01/25	28,000	26,904
B&G Foods, Inc.	5.25	09/15/27	54,000	44,488
B&G Foods, Inc.(1)	8.00	09/15/28	55,000	53,666
C&S Group Enterprises LLC(1)	5.00	12/15/28	37,000	28,661
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	42,000	36,353
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	54,000	53,095
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	35,000	8,083
Ingles Markets, Inc.(1)	4.00	06/15/31	36,000	28,664
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	100,000	84,931
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	70,000	57,991
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	47,000	43,445
Performance Food Group, Inc.(1)	4.25	08/01/29	102,000	86,172
Performance Food Group, Inc.(1)	5.50	10/15/27	112,000	104,846
Performance Food Group, Inc.(1)	6.88	05/01/25	20,000	19,919
Pilgrim’s Pride Corp.	3.50	03/01/32	90,000	68,674
Pilgrim’s Pride Corp.	4.25	04/15/31	95,000	78,354
Pilgrim’s Pride Corp.	6.25	07/01/33	100,000	92,025
Pilgrim’s Pride Corp.	6.88	05/15/34	50,000	47,372
Post Holdings, Inc.(1)	4.50	09/15/31	106,000	85,888
Post Holdings, Inc.(1)	4.63	04/15/30	143,000	119,940
Post Holdings, Inc.(1)	5.50	12/15/29	120,000	107,136
Post Holdings, Inc.(1)	5.63	01/15/28	97,000	90,240
Post Holdings, Inc.(1)	5.75	03/01/27	41,000	39,124
Safeway, Inc.	7.25	02/01/31	25,000	25,215
SEG Holding LLC/SEG Finance Corp.(1)	5.63	10/15/28	30,000	30,082
Sigma Holdco BV(1)	7.88	05/15/26	47,000	39,369
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	85,000	69,142
TreeHouse Foods, Inc.	4.00	09/01/28	48,000	39,092
United Natural Foods, Inc.(1)	6.75	10/15/28	48,000	37,815
US Foods, Inc.(1)	4.63	06/01/30	53,000	45,305
US Foods, Inc.(1)	4.75	02/15/29	90,000	79,479
US Foods, Inc.(1)	6.88	09/15/28	45,000	44,038
US Foods, Inc.(1)	7.25	01/15/32	50,000	49,144
				2,503,074
GAS – 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	71,000	68,125
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	58,000	53,361
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	67,000	62,876
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	45,000	44,513
				228,875

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	$80,000	$60,014
Tempur Sealy International, Inc.(1)	4.00	04/15/29	77,000	63,282
				123,296
HOUSEHOLD PRODUCTS/WARES – 3.0%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	45,715
Central Garden & Pet Co.	4.13	10/15/30	53,000	43,291
Central Garden & Pet Co.(1)	4.13	04/30/31	37,000	29,480
Central Garden & Pet Co.	5.13	02/01/28	30,000	27,789
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	57,000	51,619
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	45,000	38,303
Spectrum Brands, Inc.(1)	3.88	03/15/31	48,000	38,470
Spectrum Brands, Inc.(1)	5.00	10/01/29	30,000	26,947
Spectrum Brands, Inc.(1)	5.50	07/15/30	25,000	22,369
				323,983
HOUSEWARES – 5.9%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	67,000	64,098
Newell Brands, Inc.	4.88	06/01/25	48,000	46,107
Newell Brands, Inc.	5.20	04/01/26	198,000	187,124
Newell Brands, Inc.	6.38	09/15/27	49,000	46,042
Newell Brands, Inc.	6.38	04/01/36	42,000	33,021
Newell Brands, Inc.	6.50	04/01/46	65,000	45,719
Newell Brands, Inc.	6.63	09/15/29	53,000	48,857
Scotts Miracle-Gro Co.	4.00	04/01/31	50,000	37,245
Scotts Miracle-Gro Co.	4.38	02/01/32	40,000	29,357
Scotts Miracle-Gro Co.	4.50	10/15/29	50,000	39,553
Scotts Miracle-Gro Co.	5.25	12/15/26	15,000	13,968
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	60,000	35,601
				626,692
LEISURE TIME – 1.1%
Acushnet Co.(1)	7.38	10/15/28	35,000	35,098
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	54,000	41,906
Vista Outdoor, Inc.(1)	4.50	03/15/29	48,000	44,709
				121,713
PHARMACEUTICALS – 1.7%
BellRing Brands, Inc.(1)	7.00	03/15/30	85,000	82,644
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	61,000	57,461
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	60,000	41,035
				181,140
RETAIL – 18.0%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	83,000	71,057
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	157,000	140,306
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	283,000	232,054
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	72,000	64,894
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	48,000	47,653
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	35,000	12,357
Arko Corp.(1)	5.13	11/15/29	47,000	38,158

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 18.0% (Continued)
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	$30,000	$26,047
Brinker International, Inc.(1)	8.25	07/15/30	35,000	33,878
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	30,000	24,377
CEC Entertainment LLC(1)	6.75	05/01/26	67,000	62,634
Dave & Buster’s, Inc.(1)	7.63	11/01/25	42,000	41,727
eG Global Finance PLC(1)	6.75	02/07/25	69,000	68,367
eG Global Finance PLC(1)	8.50	10/30/25	57,000	56,125
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	60,000	56,216
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	89,000	78,618
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	41,000	27,902
IRB Holding Corp.(1)	7.00	06/15/25	77,000	76,495
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	73,000	69,100
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	27,377
Murphy Oil USA, Inc.(1)	3.75	02/15/31	47,000	37,811
Murphy Oil USA, Inc.	4.75	09/15/29	50,000	44,326
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	29,027
Papa John’s International, Inc.(1)	3.88	09/15/29	42,000	34,502
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	35,000	34,913
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	67,000	55,566
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	35,000	33,198
Yum! Brands, Inc.	3.63	03/15/31	108,000	87,813
Yum! Brands, Inc.	4.63	01/31/32	108,000	92,143
Yum! Brands, Inc.(1)	4.75	01/15/30	79,000	70,417
Yum! Brands, Inc.	5.35	11/01/43	35,000	29,841
Yum! Brands, Inc.	5.38	04/01/32	100,000	90,000
Yum! Brands, Inc.	6.88	11/15/37	25,000	24,707
				1,919,606
TOTAL CORPORATE BONDS (Cost - $10,947,276)				10,415,190

SHORT-TERM INVESTMENTS – 2.2%
TIME DEPOSITS – 2.2%
ANZ National Bank, London	4.68	11/01/23	231,320	231,320
TOTAL SHORT-TERM INVESTMENTS (Cost - $231,320)				231,320

TOTAL INVESTMENTS – 100.0% (Cost - $11,178,596)				$10,646,510
OTHER ASSETS LESS LIABILITIES – (0.0)%				(3,889)
NET ASSETS – 100.0%				$10,642,621

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $7,702,067 and represents 72.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

October 31, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.7%
UNITED STATES(a) – 99.7%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	130,397	$4,568,276
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	96,829	3,449,049
BondBloxx USD High Yield Bond Energy Sector ETF	103,597	3,857,082
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	65,748	2,280,404
BondBloxx USD High Yield Bond Healthcare Sector ETF	54,151	1,705,318
BondBloxx USD High Yield Bond Industrial Sector ETF	207,046	7,371,542
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	159,836	5,238,481
TOTAL EXCHANGE-TRADED FUNDS (Cost - $29,263,782)		28,470,152

			Face
	Rate (%)	Maturity	Amount
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, New York	4.68	11/01/23	$131,033	131,033
TOTAL SHORT-TERM INVESTMENTS (Cost - $131,033)				131,033

TOTAL INVESTMENTS – 100.2% (Cost - $29,394,815)				$28,601,185
OTHER ASSETS LESS LIABILITIES – (0.2)%				(33,403)
NET ASSETS – 100.0%				$28,567,782

(a)	Represents investments in Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 1.3%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$25,000	$20,411
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	45,000	40,035
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	25,000	24,367
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	10,000	8,155
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	12,052
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	25,000	22,229
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	6.25	06/15/25	10,000	9,872
Stagwell Global LLC(1)	5.63	08/15/29	35,000	28,968
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	8,717
				174,806
AEROSPACE/DEFENSE – 3.7%
Bombardier, Inc.(1)	6.00	02/15/28	30,000	26,576
Bombardier, Inc.(1)	7.13	06/15/26	35,000	33,719
Bombardier, Inc.(1)	7.45	05/01/34	10,000	11,225
Bombardier, Inc.(1)	7.50	03/15/25	11,000	11,000
Bombardier, Inc.(1)	7.50	02/01/29	25,000	23,183
Bombardier, Inc.(1)	7.88	04/15/27	50,000	48,167
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	40,000	39,946
TransDigm, Inc.	4.63	01/15/29	25,000	21,584
TransDigm, Inc.	4.88	05/01/29	10,000	8,676
TransDigm, Inc.	5.50	11/15/27	65,000	60,578
TransDigm, Inc.(1)	6.25	03/15/26	85,000	83,122
TransDigm, Inc.(1)	6.75	08/15/28	50,000	48,612
TransDigm, Inc.(1)	6.88	12/15/30	30,000	28,996
TransDigm, Inc.	7.50	03/15/27	10,000	9,998
Triumph Group, Inc.(1)	9.00	03/15/28	35,000	34,037
				489,419
AIRLINES – 0.7%
American Airlines Group, Inc.(1)	3.75	03/01/25	15,000	14,009
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	40,000	29,602
United Airlines Holdings, Inc.	4.88	01/15/25	10,000	9,702
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	30,000	20,039
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	15,000	11,552
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	15,000	11,509
				96,413
APPAREL – 0.5%
Crocs, Inc.(1)	4.13	08/15/31	20,000	15,222
Hanesbrands, Inc.(1)	4.88	05/15/26	30,000	27,597
Hanesbrands, Inc.(1)	9.00	02/15/31	15,000	13,940
Wolverine World Wide, Inc.(1)	4.00	08/15/29	15,000	11,200
				67,959
AUTO MANUFACTURERS – 0.7%
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	15,000	12,950
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	15,000	12,946
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	20,000	18,021
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	20,000	20,035

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
AUTO MANUFACTURERS – 0.7% (Continued)
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	$15,000	$14,316
Wabash National Corp.(1)	4.50	10/15/28	10,000	8,287
				86,555
AUTO PARTS & EQUIPMENT – 2.2%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	30,000	27,973
Adient Global Holdings Ltd.(1)	8.25	04/15/31	10,000	9,742
American Axle & Manufacturing, Inc.	5.00	10/01/29	30,000	23,733
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	14,154
Clarios Global LP(1)	6.75	05/15/25	10,000	9,930
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	30,000	29,359
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	20,000	19,517
Goodyear Tire & Rubber Co.	4.88	03/15/27	20,000	18,417
Goodyear Tire & Rubber Co.	5.00	05/31/26	25,000	23,672
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	12,351
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	16,305
Goodyear Tire & Rubber Co.	5.63	04/30/33	15,000	12,042
Goodyear Tire & Rubber Co.	9.50	05/31/25	20,000	20,253
Tenneco, Inc.(1)	8.00	11/17/28	55,000	44,195
Titan International, Inc.	7.00	04/30/28	10,000	9,147
				290,790
BANKS – 0.5%
Freedom Mortgage Corp.(1)	6.63	01/15/27	15,000	12,996
Freedom Mortgage Corp.(1)	7.63	05/01/26	25,000	23,031
Freedom Mortgage Corp.(1)	12.00	10/01/28	20,000	20,085
Freedom Mortgage Corp.(1)	12.25	10/01/30	10,000	10,013
				66,125
BEVERAGES – 0.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	20,000	16,898

BUILDING MATERIALS – 0.9%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	15,000	14,201
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	20,000	18,695
Eco Material Technologies, Inc.(1)	7.88	01/31/27	15,000	14,219
Griffon Corp.	5.75	03/01/28	30,000	27,121
JELD-WEN, Inc.(1)	4.88	12/15/27	10,000	8,487
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	15,000	11,921
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	13,255
PGT Innovations, Inc.(1)	4.38	10/01/29	15,000	14,017
				121,916
CHEMICALS – 2.7%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	25,000	16,915
Axalta Coating Systems LLC(1)	3.38	02/15/29	20,000	16,456
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	15,000	13,828
Cerdia Finanz GmbH(1)	10.50	02/15/27	20,000	19,711
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	15,000	13,252
GPD Cos, Inc.(1)	10.13	04/01/26	15,000	13,526
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,011

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CHEMICALS – 2.7% (Continued)
Olympus Water US Holding Corp.(1)	4.25	10/01/28	$20,000	$15,979
Olympus Water US Holding Corp.(1)	9.75	11/15/28	60,000	58,677
Rain Carbon, Inc.(1)	12.25	09/01/29	10,000	10,188
Rayonier AM Products, Inc.(1)	7.63	01/15/26	20,000	17,021
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	30,000	25,938
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	20,000	17,760
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	20,000	15,120
Tronox, Inc.(1)	4.63	03/15/29	30,000	23,661
Valvoline, Inc.(1)	3.63	06/15/31	20,000	15,229
Valvoline, Inc.(1)	4.25	02/15/30	15,000	14,707
WR Grace Holdings LLC(1)	4.88	06/15/27	35,000	31,486
				348,465
COMMERCIAL SERVICES – 5.3%
Albion Financing 2Sarl(1)	8.75	04/15/27	15,000	13,777
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	60,000	56,240
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	36,853
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	10,000	8,159
APi Group DE, Inc.(1)	4.13	07/15/29	15,000	12,260
APX Group, Inc.(1)	5.75	07/15/29	25,000	20,812
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	30,000	25,726
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	22,961
Carriage Services, Inc.(1)	4.25	05/15/29	10,000	8,190
CoreLogic, Inc.(1)	4.50	05/01/28	20,000	15,871
Garda World Security Corp.(1)	4.63	02/15/27	15,000	13,394
Garda World Security Corp.(1)	7.75	02/15/28	15,000	14,441
Herc Holdings, Inc.(1)	5.50	07/15/27	35,000	32,937
Hertz Corp.(1)	4.63	12/01/26	15,000	12,579
Hertz Corp.(1)	5.00	12/01/29	30,000	21,575
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	9,546
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	15,000	13,460
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	30,000	25,534
Neptune Bidco US, Inc.(1)	9.29	04/15/29	75,000	66,262
NESCO Holdings II, Inc.(1)	5.50	04/15/29	25,000	21,462
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	10,000	8,055
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	40,000	37,132
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	16,974
RR Donnelley & Sons Co.(1)	9.75	07/31/28	10,000	9,813
Sabre GLBL, Inc.(1)	8.63	06/01/27	25,000	20,757
Sabre GLBL, Inc.(1)	11.25	12/15/27	15,000	13,367
Sotheby’s(1)	7.38	10/15/27	30,000	26,824
StoneMor, Inc.(1)	8.50	05/15/29	10,000	7,996
Upbound Group, Inc.(1)	6.38	02/15/29	5,000	4,305
VT Topco, Inc.(1)	8.50	08/15/30	15,000	14,648
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	25,000	23,148
Williams Scotsman, Inc.(1)	4.63	08/15/28	20,000	17,789
Williams Scotsman, Inc.(1)	6.13	06/15/25	10,000	9,836

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
COMMERCIAL SERVICES – 5.3% (Continued)
Williams Scotsman, Inc.(1)	7.38	10/01/31	$10,000	$9,842
WW International, Inc.(1)	4.50	04/15/29	15,000	9,388
ZipRecruiter, Inc.(1)	5.00	01/15/30	15,000	11,731
				693,644
COMPUTERS – 0.8%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	15,000	12,382
NCR Voyix Corp.(1)	5.00	10/01/28	25,000	21,622
NCR Voyix Corp.(1)	5.13	04/15/29	35,000	30,135
NCR Voyix Corp.(1)	5.25	10/01/30	15,000	12,439
Presidio Holdings, Inc.(1)	4.88	02/01/27	15,000	13,762
Science Applications International Corp.(1)	4.88	04/01/28	15,000	13,401
				103,741
DISTRIBUTION/WHOLESALE – 0.6%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	10,000	8,339
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	9,919
H&E Equipment Services, Inc.(1)	3.88	12/15/28	40,000	33,925
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	25,000	25,094
				77,277
DIVERSIFIED FINANCIAL SERVICES – 1.7%
AG Issuer LLC(1)	6.25	03/01/28	15,000	13,835
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	15,000	15,084
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	8,833
Coinbase Global, Inc.(1)	3.38	10/01/28	35,000	25,731
Coinbase Global, Inc.(1)	3.63	10/01/31	15,000	10,212
Enova International, Inc.(1)	8.50	09/15/25	10,000	9,415
LFS Topco LLC(1)	5.88	10/15/26	10,000	8,441
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	15,000	13,958
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	20,258
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	10,000	8,848
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	20,000	16,675
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	18,608
NFP Corp.(1)	4.88	08/15/28	25,000	21,915
NFP Corp.(1)	8.50	10/01/31	10,000	9,842
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,123
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	8,638
				219,416
ELECTRIC – 0.6%
Calpine Corp.(1)	5.00	02/01/31	40,000	32,303
Calpine Corp.(1)	5.13	03/15/28	45,000	40,315
				72,618
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	20,437
Energizer Holdings, Inc.(1)	4.75	06/15/28	25,000	21,375
				41,812

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
ELECTRONICS – 0.3%
Coherent Corp.(1)	5.00	12/15/29	$30,000	$25,498
Likewize Corp.(1)	9.75	10/15/25	10,000	9,941
				35,439
ENERGY-ALTERNATE SOURCES – 0.3%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	25,000	17,590
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	8,109
Sunnova Energy Corp.(1)	11.75	10/01/28	10,000	8,538
				34,237
ENGINEERING & CONSTRUCTION – 0.7%
Brand Industrial Services, Inc.(1)	10.38	08/01/30	40,000	39,750
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,465
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	20,000	16,032
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	30,000	29,074
				94,321
ENTERTAINMENT – 6.2%
Affinity Interactive(1)	6.88	12/15/27	15,000	12,239
Banijay Entertainment SASU(1)	8.13	05/01/29	15,000	14,638
Boyne USA, Inc.(1)	4.75	05/15/29	20,000	17,432
Caesars Entertainment, Inc.(1)	4.63	10/15/29	35,000	28,799
Caesars Entertainment, Inc.(1)	6.25	07/01/25	100,000	98,468
Caesars Entertainment, Inc.(1)	7.00	02/15/30	60,000	57,961
Caesars Entertainment, Inc.(1)	8.13	07/01/27	40,000	39,667
CCM Merger, Inc.(1)	6.38	05/01/26	10,000	9,474
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	35,000	31,306
Cedar Fair LP	5.25	07/15/29	20,000	17,243
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	20,000	18,537
Churchill Downs, Inc.(1)	4.75	01/15/28	25,000	22,418
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	18,777
Churchill Downs, Inc.(1)	6.75	05/01/31	10,000	9,238
Cinemark USA, Inc.(1)	5.25	07/15/28	35,000	30,260
Everi Holdings, Inc.(1)	5.00	07/15/29	15,000	12,617
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	15,000	12,763
Light & Wonder International, Inc.(1)	7.00	05/15/28	15,000	14,636
Light & Wonder International, Inc.(1)	7.25	11/15/29	20,000	19,415
Light & Wonder International, Inc.(1)	7.50	09/01/31	15,000	14,663
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	25,000	16,476
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	35,000	32,018
Live Nation Entertainment, Inc.(1)	4.88	11/01/24	20,000	19,593
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,362
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	25,000	20,835
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	35,000	32,197
Odeon FinCo. PLC(1)	12.75	11/01/27	10,000	9,971
Ontario Gaming GTA LP(1)	8.00	08/01/30	10,000	9,786
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	22,827
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	35,000	24,644
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	10,000	6,800

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
ENTERTAINMENT – 6.2% (Continued)
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	$25,000	$21,523
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	20,000	17,442
Six Flags Entertainment Corp.(1)	5.50	04/15/27	20,000	18,226
Six Flags Entertainment Corp.(1)	7.25	05/15/31	20,000	18,422
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	25,000	21,345
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	15,000	13,984
				816,002
ENVIRONMENTAL CONTROL – 0.8%
Covanta Holding Corp.(1)	4.88	12/01/29	25,000	19,539
Covanta Holding Corp.	5.00	09/01/30	10,000	7,757
Enviri Corp.(1)	5.75	07/31/27	15,000	12,694
GFL Environmental, Inc.(1)	4.00	08/01/28	20,000	17,233
GFL Environmental, Inc.(1)	4.38	08/15/29	20,000	17,078
GFL Environmental, Inc.(1)	4.75	06/15/29	20,000	17,528
Madison IAQ LLC(1)	4.13	06/30/28	20,000	16,727
				108,556
FOOD – 2.4%
Aragvi Finance International DAC(1)	8.45	04/29/26	20,000	13,775
B&G Foods, Inc.(1)	8.00	09/15/28	15,000	14,636
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	12,983
Performance Food Group, Inc.(1)	4.25	08/01/29	30,000	25,345
Performance Food Group, Inc.(1)	5.50	10/15/27	35,000	32,764
Post Holdings, Inc.(1)	4.50	09/15/31	44,000	35,652
Post Holdings, Inc.(1)	4.63	04/15/30	10,000	8,388
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	49,104
Post Holdings, Inc.(1)	5.63	01/15/28	35,000	32,561
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	25,000	20,336
United Natural Foods, Inc.(1)	6.75	10/15/28	15,000	11,817
US Foods, Inc.(1)	4.63	06/01/30	15,000	12,822
US Foods, Inc.(1)	4.75	02/15/29	25,000	22,078
US Foods, Inc.(1)	6.88	09/15/28	10,000	9,786
US Foods, Inc.(1)	7.25	01/15/32	15,000	14,743
				316,790
FOOD SERVICE – 0.5%
Aramark Services, Inc.(1)	5.00	04/01/25	20,000	19,568
Aramark Services, Inc.(1)	5.00	02/01/28	30,000	27,544
TKC Holdings, Inc.(1)	6.88	05/15/28	15,000	12,989
				60,101
FOREST PRODUCTS & PAPER – 0.2%
Mercer International, Inc.	5.13	02/01/29	35,000	27,486

GAS – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	15,000	14,393
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	13,800

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GAS – 0.5% (Continued)
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	$20,000	$18,769
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	15,000	14,837
				61,799
HEALTHCARE-PRODUCTS – 1.7%
Bausch & Lomb Escrow Corp.(1)	8.38	10/01/28	35,000	34,807
Embecta Corp.(1)	5.00	02/15/30	15,000	11,928
Medline Borrower LP(1)	3.88	04/01/29	125,000	105,663
Medline Borrower LP(1)	5.25	10/01/29	75,000	63,916
				216,314
HEALTHCARE-SERVICES – 5.7%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	20,000	17,853
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	10,000	9,242
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	20,000	15,746
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	20,000	15,719
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	10,000	8,937
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	30,000	20,143
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	45,000	31,999
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	65,000	52,860
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	18,964
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	70,000	64,080
DaVita, Inc.(1)	3.75	02/15/31	35,000	25,188
DaVita, Inc.(1)	4.63	06/01/30	85,000	66,684
Encompass Health Corp.	4.50	02/01/28	25,000	22,564
Encompass Health Corp.	4.63	04/01/31	10,000	8,336
Encompass Health Corp.	4.75	02/01/30	25,000	21,631
HealthEquity, Inc.(1)	4.50	10/01/29	20,000	17,157
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	15,000	14,436
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	16,557
LifePoint Health, Inc.(1)	9.88	08/15/30	20,000	18,100
LifePoint Health, Inc.(1)	11.00	10/15/30	30,000	28,270
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	15,000	10,947
ModivCare, Inc.(1)	5.88	11/15/25	15,000	14,191
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	25,000	22,777
Select Medical Corp.(1)	6.25	08/15/26	35,000	34,077
Star Parent, Inc.(1)	9.00	10/01/30	25,000	24,841
Tenet Healthcare Corp.	6.13	10/01/28	75,000	69,628
Tenet Healthcare Corp.	6.25	02/01/27	40,000	38,396
Tenet Healthcare Corp.	6.88	11/15/31	10,000	9,231
US Acute Care Solutions LLC(1)	6.38	03/01/26	25,000	21,294
				739,848
HOME BUILDERS – 0.8%
Adams Homes, Inc.(1)	9.25	10/15/28	15,000	14,524
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	10,000	8,101
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	11,629
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	17,869
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	20,000	15,228

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
HOME BUILDERS – 0.8% (Continued)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	$25,000	$21,775
Empire Communities Corp.(1)	7.00	12/15/25	15,000	13,956
				103,082
HOUSEHOLD PRODUCTS/WARES – 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	10,000	9,056
Spectrum Brands, Inc.(1)	3.88	03/15/31	25,000	20,037
				29,093
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	20,000	19,134
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	14,898
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	19,776
				53,808
INSURANCE – 1.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	20,000	16,422
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	25,000	22,005
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	04/15/28	35,000	33,296
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	21,431
HUB International Ltd.(1)	7.25	06/15/30	65,000	63,471
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	25,000	24,586
Ryan Specialty LLC(1)	4.38	02/01/30	15,000	12,867
				194,078
INTERNET – 2.5%
ANGI Group LLC(1)	3.88	08/15/28	15,000	11,263
Arches Buyer, Inc.(1)	4.25	06/01/28	30,000	24,880
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,172
Cars.com, Inc.(1)	6.38	11/01/28	10,000	8,911
Cogent Communications Group, Inc.(1)	7.00	06/15/27	15,000	14,188
EquipmentShare.com, Inc.(1)	9.00	05/15/28	30,000	28,238
GrubHub Holdings, Inc.(1)	5.50	07/01/27	15,000	11,048
ION Trading Technologies Sarl(1)	5.75	05/15/28	10,000	8,310
Millennium Escrow Corp.(1)	6.63	08/01/26	25,000	18,588
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	15,000	15,167
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	10,000	8,935
Rakuten Group, Inc.(1),(2)	5.13	-	15,000	10,919
Rakuten Group, Inc.(1),(2)	6.25	-	35,000	22,107
TripAdvisor, Inc.(1)	7.00	07/15/25	15,000	14,865
Uber Technologies, Inc.(1)	4.50	08/15/29	45,000	39,771
Uber Technologies, Inc.(1)	6.25	01/15/28	15,000	14,461
Uber Technologies, Inc.(1)	7.50	05/15/25	30,000	30,068
Uber Technologies, Inc.(1)	7.50	09/15/27	30,000	30,106
				319,997
INVESTMENT COMPANIES – 0.3%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	40,000	34,199

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
IRON/STEEL – 0.3%
ATI, Inc.	4.88	10/01/29	$10,000	$8,530
ATI, Inc.	5.13	10/01/31	15,000	12,398
ATI, Inc.	7.25	08/15/30	15,000	14,457
TMS International Corp./DE(1)	6.25	04/15/29	10,000	7,900
				43,285
LEISURE TIME – 4.2%
Carnival Corp.(1)	5.75	03/01/27	95,000	84,886
Carnival Corp.(1)	6.00	05/01/29	45,000	38,053
Carnival Corp.(1)	7.63	03/01/26	45,000	43,793
Carnival Corp.(1)	10.50	06/01/30	40,000	40,628
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	50,000	53,354
Life Time, Inc.(1)	8.00	04/15/26	15,000	14,637
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	9,122
NCL Corp. Ltd.(1)	5.88	02/15/27	30,000	27,644
NCL Corp. Ltd.(1)	8.13	01/15/29	25,000	24,452
NCL Corp. Ltd.(1)	8.38	02/01/28	15,000	14,873
Royal Caribbean Cruises Ltd.	3.70	03/15/28	10,000	8,532
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	25,000	23,012
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	25,000	23,064
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	25,000	23,619
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	45,000	41,073
Royal Caribbean Cruises Ltd.	7.50	10/15/27	10,000	9,859
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	40,000	43,422
VOC Escrow Ltd.(1)	5.00	02/15/28	30,000	26,981
				551,004
LODGING – 1.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	10,000	7,930
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	30,000	25,155
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	25,000	20,565
MGM Resorts International	4.63	09/01/26	15,000	13,953
MGM Resorts International	4.75	10/15/28	20,000	17,470
MGM Resorts International	5.50	04/15/27	15,000	14,008
MGM Resorts International	5.75	06/15/25	25,000	24,469
MGM Resorts International	6.75	05/01/25	20,000	19,910
Station Casinos LLC(1)	4.50	02/15/28	25,000	21,615
Station Casinos LLC(1)	4.63	12/01/31	10,000	7,907
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	30,000	27,741
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	36,000	35,376
				236,099
MACHINERY-CONSTRUCTION & MINING – 0.4%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	9,812
Terex Corp.(1)	5.00	05/15/29	20,000	17,529
Vertiv Group Corp.(1)	4.13	11/15/28	25,000	21,877
				49,218

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
MACHINERY-DIVERSIFIED – 0.8%
ATS Corp.(1)	4.13	12/15/28	$10,000	$8,599
Chart Industries, Inc.(1)	7.50	01/01/30	45,000	44,246
Chart Industries, Inc.(1)	9.50	01/01/31	15,000	15,468
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	45,000	41,015
				109,328
MEDIA – 7.1%
Altice Financing SA(1)	5.00	01/15/28	30,000	24,423
Altice Financing SA(1)	5.75	08/15/29	65,000	50,336
Cable One, Inc.(1)	4.00	11/15/30	20,000	14,913
CSC Holdings LLC(1)	3.38	02/15/31	25,000	16,011
CSC Holdings LLC(1)	4.13	12/01/30	30,000	20,125
CSC Holdings LLC(1)	4.50	11/15/31	50,000	33,070
CSC Holdings LLC(1)	5.38	02/01/28	25,000	19,932
CSC Holdings LLC(1)	5.50	04/15/27	40,000	33,482
CSC Holdings LLC(1)	6.50	02/01/29	50,000	39,604
CSC Holdings LLC(1)	11.25	05/15/28	25,000	23,874
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	10,000	7,159
DISH DBS Corp.(1)	5.25	12/01/26	90,000	72,767
DISH DBS Corp.(1)	5.75	12/01/28	75,000	54,609
DISH Network Corp.(1)	11.75	11/15/27	90,000	89,225
GCI LLC(1)	4.75	10/15/28	20,000	17,181
Gray Escrow II, Inc.(1)	5.38	11/15/31	45,000	28,400
Gray Television, Inc.(1)	4.75	10/15/30	5,000	3,211
Gray Television, Inc.(1)	5.88	07/15/26	20,000	17,830
Gray Television, Inc.(1)	7.00	05/15/27	35,000	29,714
iHeartCommunications, Inc.(1)	4.75	01/15/28	15,000	10,629
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	14,676
iHeartCommunications, Inc.	6.38	05/01/26	25,000	20,403
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	25,000	21,098
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	6,217
Scripps Escrow, Inc.(1)	5.88	07/15/27	15,000	11,226
Sinclair Television Group, Inc.(1)	5.13	02/15/27	15,000	11,818
Sinclair Television Group, Inc.(1)	5.50	03/01/30	5,000	2,723
Townsquare Media, Inc.(1)	6.88	02/01/26	15,000	13,879
Univision Communications, Inc.(1)	4.50	05/01/29	25,000	19,900
Univision Communications, Inc.(1)	5.13	02/15/25	29,000	28,348
Univision Communications, Inc.(1)	6.63	06/01/27	50,000	45,705
Univision Communications, Inc.(1)	7.38	06/30/30	25,000	22,037
Univision Communications, Inc.(1)	8.00	08/15/28	15,000	14,177
UPC Holding BV(1)	5.50	01/15/28	10,000	8,734
Urban One, Inc.(1)	7.38	02/01/28	25,000	20,579
Virgin Media Finance PLC(1)	5.00	07/15/30	30,000	23,615
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	10,000	8,499
Ziggo Bond Co. BV(1)	5.13	02/28/30	10,000	7,296
Ziggo Bond Co. BV(1)	6.00	01/15/27	25,000	22,925
				930,350
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	15,000	12,739

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.0%
Compass Minerals International, Inc.(1)	6.75	12/01/27	$15,000	$14,144
Constellium SE(1)	3.75	04/15/29	25,000	20,609
Eldorado Gold Corp.(1)	6.25	09/01/29	15,000	12,881
Hecla Mining Co.	7.25	02/15/28	10,000	9,560
Hudbay Minerals, Inc.(1)	4.50	04/01/26	15,000	13,976
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	17,921
Kaiser Aluminum Corp.(1)	4.50	06/01/31	15,000	11,103
Kaiser Aluminum Corp.(1)	4.63	03/01/28	15,000	12,513
New Gold, Inc.(1)	7.50	07/15/27	10,000	9,393
Taseko Mines Ltd.(1)	7.00	02/15/26	10,000	9,080
				131,180
MISCELLANEOUS MANUFACTURERS – 0.4%
Calderys Financing LLC(1)	11.25	06/01/28	15,000	15,150
EnPro Industries, Inc.	5.75	10/15/26	10,000	9,486
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	15,000	14,706
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	13,323
				52,665
OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	16,574

OIL & GAS – 7.0%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	25,000	24,854
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	8,844
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	30,000	28,999
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	10,000	9,939
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	14,413
California Resources Corp.(1)	7.13	02/01/26	20,000	20,095
Callon Petroleum Co.(1)	7.50	06/15/30	20,000	19,393
Callon Petroleum Co.(1)	8.00	08/01/28	25,000	24,733
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,669
CITGO Petroleum Corp.(1)	7.00	06/15/25	35,000	34,428
CITGO Petroleum Corp.(1)	8.38	01/15/29	25,000	24,784
Comstock Resources, Inc.(1)	5.88	01/15/30	25,000	21,401
Comstock Resources, Inc.(1)	6.75	03/01/29	40,000	36,436
CVR Energy, Inc.(1)	5.25	02/15/25	30,000	29,455
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	15,000	14,634
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	15,000	15,232
Earthstone Energy Holdings LLC(1)	9.88	07/15/31	15,000	16,170
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	20,000	19,518
Energean PLC(1)	6.50	04/30/27	15,000	12,567
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	12,746
Gran Tierra Energy, Inc.(1)	9.50	10/15/29	15,000	12,895
Gulfport Energy Corp.(1)	8.00	05/17/26	15,000	14,991
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	19,239
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	10,000	9,610
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	35,000	33,460
Nabors Industries, Inc.(1)	7.38	05/15/27	20,000	18,610
Noble Finance II LLC(1)	8.00	04/15/30	20,000	20,009

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 7.0% (Continued)
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	$25,000	$24,708
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	15,000	14,943
Permian Resources Operating LLC(1)	5.88	07/01/29	25,000	23,291
Permian Resources Operating LLC(1)	7.00	01/15/32	10,000	9,704
Permian Resources Operating LLC(1)	7.75	02/15/26	25,000	25,005
Precision Drilling Corp.(1)	6.88	01/15/29	20,000	18,538
Rockcliff Energy II LLC(1)	5.50	10/15/29	20,000	18,073
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	20,000	19,748
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	13,852
Talos Production, Inc.	12.00	01/15/26	20,000	20,802
Teine Energy Ltd.(1)	6.88	04/15/29	10,000	9,271
Transocean Aquila Ltd.(1)	8.00	09/30/28	15,000	14,795
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	25,000	25,126
Transocean, Inc.(1)	8.75	02/15/30	28,500	28,440
Valaris Ltd.(1)	8.38	04/30/30	35,000	34,375
Vermilion Energy, Inc.(1)	6.88	05/01/30	20,000	18,681
Vital Energy, Inc.(1)	7.75	07/31/29	10,000	9,065
Vital Energy, Inc.	9.50	01/15/25	20,000	20,112
Vital Energy, Inc.	9.75	10/15/30	10,000	9,810
Vital Energy, Inc.	10.13	01/15/28	15,000	15,053
				910,516
OIL & GAS SERVICES – 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	40,000	37,193
Bristow Group, Inc.(1)	6.88	03/01/28	10,000	9,273
CGG SA(1)	8.75	04/01/27	15,000	13,253
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	10,000	9,684
Enerflex Ltd.(1)	9.00	10/15/27	20,000	18,220
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	25,000	24,304
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	20,000	19,183
Weatherford International Ltd.(1)	8.63	04/30/30	45,000	45,513
				176,623
PACKAGING & CONTAINERS – 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	30,000	22,541
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	15,000	13,642
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	20,000	16,441
LABL, Inc.(1)	5.88	11/01/28	25,000	21,203
LABL, Inc.(1)	6.75	07/15/26	20,000	18,405
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	80,000	75,010
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	25,000	23,777
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	20,000	18,325
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	20,000	17,036
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	25,000	21,841
Trivium Packaging Finance BV(1)	5.50	08/15/26	30,000	27,242
				275,463

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
PHARMACEUTICALS – 2.6%
AdaptHealth LLC(1)	4.63	08/01/29	$15,000	$11,227
AdaptHealth LLC(1)	5.13	03/01/30	20,000	15,170
AdaptHealth LLC(1)	6.13	08/01/28	10,000	8,220
Bausch Health Cos, Inc.(1)	4.88	06/01/28	40,000	19,998
Bausch Health Cos, Inc.(1)	5.50	11/01/25	50,000	43,164
Bausch Health Cos, Inc.(1)	6.13	02/01/27	40,000	22,357
Bausch Health Cos, Inc.(1)	11.00	09/30/28	55,000	33,687
BellRing Brands, Inc.(1)	7.00	03/15/30	25,000	24,307
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	13,320
Elanco Animal Health, Inc.	6.65	08/28/28	20,000	19,150
Grifols SA(1)	4.75	10/15/28	20,000	16,817
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	15,000	14,130
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	13,678
Option Care Health, Inc.(1)	4.38	10/31/29	15,000	12,553
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	60,000	46,917
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	12,049
Owens & Minor, Inc.(1)	6.63	04/01/30	15,000	13,125
				339,869
PIPELINES – 2.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	30,000	30,070
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	15,000	13,665
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	20,000	19,459
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,446
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	25,000	23,562
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	40,000	38,446
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	20,000	18,868
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	10,000	9,460
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	20,000	20,123
ITT Holdings LLC(1)	6.50	08/01/29	35,000	29,307
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	10,000	9,778
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	60,000	58,624
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(3)	9.00	10/15/26	25,000	24,025
				319,833
REAL ESTATE – 0.8%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	29,400	24,273
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	20,000	18,802
Hunt Cos, Inc.(1)	5.25	04/15/29	15,000	11,842
Kennedy-Wilson, Inc.	4.75	03/01/29	35,000	26,373
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	10,776
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	15,000	9,355
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	2,000	1,262
				102,683
REAL ESTATE INVESTMENT TRUST (REITS) – 2.5%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	15,000	11,498
Office Properties Income Trust	2.40	02/01/27	10,000	5,590
Office Properties Income Trust	2.65	06/15/26	10,000	6,585

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 2.5% (Continued)
Office Properties Income Trust	3.45	10/15/31	$10,000	$4,911
Office Properties Income Trust	4.50	02/01/25	15,000	12,841
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	20,000	16,709
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	20,000	18,033
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	20,000	19,813
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	15,000	12,782
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	25,000	22,748
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	10,000	9,703
Rithm Capital Corp.(1)	6.25	10/15/25	15,000	14,210
Service Properties Trust	3.95	01/15/28	25,000	18,715
Service Properties Trust	4.38	02/15/30	10,000	6,909
Service Properties Trust	4.95	10/01/29	10,000	7,219
Service Properties Trust	5.25	02/15/26	30,000	26,859
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	16,183
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	70,000	67,459
XHR LP(1)	4.88	06/01/29	25,000	21,177
XHR LP(1)	6.38	08/15/25	5,000	4,855
				324,799
RETAIL – 4.6%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	85,000	69,698
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	20,000	18,026
Arko Corp.(1)	5.13	11/15/29	15,000	12,178
Bath & Body Works, Inc.	6.95	03/01/33	10,000	8,657
Brinker International, Inc.(1)	8.25	07/15/30	10,000	9,679
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	18,697
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	14,903
eG Global Finance PLC(1)	6.75	02/07/25	37,000	36,661
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	13,000	13,130
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	20,000	18,739
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	25,000	22,084
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	30,000	25,242
IRB Holding Corp.(1)	7.00	06/15/25	20,000	19,869
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	8,466
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	25,172
LCM Investments Holdings II LLC(1)	8.25	08/01/31	15,000	14,283
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	25,000	22,592
Michaels Cos, Inc.(1)	5.25	05/01/28	25,000	18,138
Papa John’s International, Inc.(1)	3.88	09/15/29	10,000	8,215
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	8,135
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	35,000	32,256
QVC, Inc.	4.38	09/01/28	15,000	7,614
QVC, Inc.	4.45	02/15/25	15,000	12,934
QVC, Inc.	4.75	02/15/27	20,000	11,393
QVC, Inc.	5.45	08/15/34	10,000	4,243
QVC, Inc.	5.95	03/15/43	10,000	4,170

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 4.6% (Continued)
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	$10,000	$9,975
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	20,000	18,626
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	17,469
Staples, Inc.(1)	7.50	04/15/26	60,000	48,987
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	20,000	16,587
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,485
Victoria’s Secret & Co.(1)	4.63	07/15/29	20,000	14,726
				601,029
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	7.00	07/31/25	10,000	9,825

SOFTWARE – 3.1%
ACI Worldwide, Inc.(1)	5.75	08/15/26	15,000	14,414
Alteryx, Inc.(1)	8.75	03/15/28	10,000	9,884
Boxer Parent Co., Inc.(1)	7.13	10/02/25	20,000	19,750
Capstone Borrower, Inc.(1)	8.00	06/15/30	10,000	9,713
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	20,000	19,775
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	25,000	24,043
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	25,000	21,116
Cloud Software Group, Inc.(1)	6.50	03/31/29	115,000	101,075
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	20,745
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	12,921
Elastic NV(1)	4.13	07/15/29	15,000	12,657
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	8,405
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	13,592
SS&C Technologies, Inc.(1)	5.50	09/30/27	60,000	56,356
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	50,000	40,971
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	20,000	16,533
				401,950
TELECOMMUNICATIONS – 7.0%
Altice France SA/France(1)	5.13	07/15/29	65,000	44,548
Altice France SA/France(1)	5.50	01/15/28	50,000	37,198
Altice France SA/France(1)	5.50	10/15/29	60,000	41,319
Altice France SA/France(1)	8.13	02/01/27	50,000	42,205
C&W Senior Financing DAC(1)	6.88	09/15/27	35,000	30,127
CommScope, Inc.(1)	4.75	09/01/29	35,000	23,938
CommScope, Inc.(1)	6.00	03/01/26	45,000	37,860
Consolidated Communications, Inc.(1)	5.00	10/01/28	5,000	3,771
Consolidated Communications, Inc.(1)	6.50	10/01/28	30,000	23,760
Frontier Communications Holdings LLC(1)	5.00	05/01/28	55,000	47,534
Frontier Communications Holdings LLC(1)	5.88	10/15/27	40,000	36,501
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	18,821
Frontier Communications Holdings LLC(1)	6.00	01/15/30	20,000	15,079
Frontier Communications Holdings LLC(1)	6.75	05/01/29	25,000	19,814
Frontier Communications Holdings LLC(1)	8.63	03/15/31	15,000	14,118
Frontier Communications Holdings LLC(1)	8.75	05/15/30	35,000	33,385
GoTo Group, Inc.(1)	5.50	09/01/27	25,000	13,065
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	16,970

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
TELECOMMUNICATIONS – 7.0% (Continued)
Iliad Holding SASU(1)	6.50	10/15/26	$35,000	$32,737
Iliad Holding SASU(1)	7.00	10/15/28	25,000	22,644
Level 3 Financing, Inc.(1)	3.40	03/01/27	20,000	18,535
Level 3 Financing, Inc.(1)	3.63	01/15/29	20,000	10,238
Level 3 Financing, Inc.(1)	3.75	07/15/29	20,000	10,192
Level 3 Financing, Inc.(1)	3.88	11/15/29	30,000	26,760
Level 3 Financing, Inc.(1)	4.25	07/01/28	40,000	22,656
Level 3 Financing, Inc.(1)	4.63	09/15/27	30,000	19,976
Level 3 Financing, Inc.(1)	10.50	05/15/30	20,000	20,033
Lumen Technologies, Inc.(1)	4.00	02/15/27	35,000	23,657
Qwest Corp.	7.25	09/15/25	10,000	9,588
Telecom Italia Capital SA	6.00	09/30/34	35,000	28,842
Telecom Italia Capital SA	6.38	11/15/33	25,000	21,342
Telecom Italia Capital SA	7.20	07/18/36	25,000	21,641
Telecom Italia Capital SA	7.72	06/04/38	30,000	26,516
Viasat, Inc.(1)	5.63	09/15/25	15,000	13,948
Viasat, Inc.(1)	6.50	07/15/28	25,000	17,746
Viasat, Inc.(1)	7.50	05/30/31	15,000	9,837
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	40,000	31,757
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	40,000	30,152
				918,810
WATER – 0.1%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	9,548

TOTAL CORPORATE BONDS (Cost - $13,351,893)				12,736,394

SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
JP Morgan Chase, New York	4.68	11/01/23	191,231	191,231
TOTAL SHORT-TERM INVESTMENTS (Cost - $191,231)				191,231

TOTAL INVESTMENTS – 99.0% (Cost - $13,543,124)				$12,927,625
OTHER ASSETS LESS LIABILITIES – 1.0%				125,583
NET ASSETS – 100.0%				$13,053,208

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $11,339,834 and represents 86.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$50,000	$40,458
Lamar Media Corp.	3.75	02/15/28	50,000	44,451
Lamar Media Corp.	4.00	02/15/30	40,000	33,887
Lamar Media Corp.	4.88	01/15/29	45,000	41,307
				160,103
AEROSPACE/DEFENSE – 0.6%
Moog, Inc.(1)	4.25	12/15/27	45,000	40,113
Rolls-Royce PLC(1)	3.63	10/14/25	95,000	89,139
Rolls-Royce PLC(1)	5.75	10/15/27	85,000	80,649
Spirit AeroSystems, Inc.	3.85	06/15/26	25,000	23,124
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	80,000	82,255
				315,280
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	50,000	47,623
Darling Ingredients, Inc.(1)	6.00	06/15/30	85,000	79,828
Turning Point Brands, Inc.(1)	5.63	02/15/26	20,000	18,435
Vector Group Ltd.(1)	5.75	02/01/29	75,000	63,626
				209,512
AIRLINES – 2.9%
Air Canada(1)	3.88	08/15/26	105,000	95,639
Allegiant Travel Co.(1)	7.25	08/15/27	55,000	49,831
American Airlines, Inc.(1)	7.25	02/15/28	65,000	60,517
American Airlines, Inc.(1)	11.75	07/15/25	175,000	185,633
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	254,167	247,414
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	270,000	243,818
Delta Air Lines, Inc.	3.75	10/28/29	45,000	38,306
Delta Air Lines, Inc.	4.38	04/19/28	40,000	36,783
Delta Air Lines, Inc.	7.38	01/15/26	70,000	70,769
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	45,000	33,250
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	55,000	40,638
United Airlines, Inc.(1)	4.38	04/15/26	175,000	162,507
United Airlines, Inc.(1)	4.63	04/15/29	180,000	152,209
				1,417,314
APPAREL – 0.3%
Kontoor Brands, Inc.(1)	4.13	11/15/29	35,000	28,856
Levi Strauss & Co.(1)	3.50	03/01/31	45,000	35,085
Under Armour, Inc.	3.25	06/15/26	55,000	50,143
William Carter Co.(1)	5.63	03/15/27	45,000	42,684
				156,768
AUTO MANUFACTURERS – 2.3%
Allison Transmission, Inc.(1)	3.75	01/30/31	100,000	79,355
Allison Transmission, Inc.(1)	4.75	10/01/27	30,000	27,390
Allison Transmission, Inc.(1)	5.88	06/01/29	40,000	37,125
Ford Motor Co.	3.25	02/12/32	80,000	60,443
Ford Motor Co.	4.75	01/15/43	55,000	38,274

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
AUTO MANUFACTURERS – 2.3% (Continued)
Ford Motor Co.	5.29	12/08/46	$30,000	$21,826
Ford Motor Co.	6.10	08/19/32	40,000	37,028
Ford Motor Co.	6.63	10/01/28	10,000	9,892
Ford Motor Co.	7.40	11/01/46	10,000	9,394
Ford Motor Co.	7.45	07/16/31	25,000	25,248
Ford Motor Co.	9.63	04/22/30	20,000	22,323
Ford Motor Credit Co. LLC	2.30	02/10/25	30,000	28,362
Ford Motor Credit Co. LLC	2.70	08/10/26	55,000	49,353
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	17,034
Ford Motor Credit Co. LLC	2.90	02/10/29	20,000	16,382
Ford Motor Credit Co. LLC	3.38	11/13/25	55,000	51,379
Ford Motor Credit Co. LLC	3.63	06/17/31	30,000	23,732
Ford Motor Credit Co. LLC	3.82	11/02/27	20,000	17,852
Ford Motor Credit Co. LLC	4.00	11/13/30	40,000	32,981
Ford Motor Credit Co. LLC	4.06	11/01/24	55,000	53,594
Ford Motor Credit Co. LLC	4.13	08/04/25	40,000	38,166
Ford Motor Credit Co. LLC	4.13	08/17/27	55,000	49,993
Ford Motor Credit Co. LLC	4.39	01/08/26	30,000	28,469
Ford Motor Credit Co. LLC	4.54	08/01/26	20,000	18,830
Ford Motor Credit Co. LLC	4.95	05/28/27	70,000	65,728
Ford Motor Credit Co. LLC	5.11	05/03/29	35,000	31,888
Ford Motor Credit Co. LLC	5.13	06/16/25	70,000	68,175
Ford Motor Credit Co. LLC	5.58	03/18/24	15,000	14,945
Ford Motor Credit Co. LLC	6.80	05/12/28	40,000	39,925
Ford Motor Credit Co. LLC	7.35	11/04/27	45,000	45,660
Ford Motor Credit Co. LLC	7.35	03/06/30	45,000	45,245
				1,105,991
AUTO PARTS & EQUIPMENT – 0.8%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	40,000	39,416
Dana, Inc.	4.25	09/01/30	60,000	47,568
Dana, Inc.	5.38	11/15/27	55,000	50,663
Dana, Inc.	5.63	06/15/28	20,000	18,148
Goodyear Tire & Rubber Co.	5.00	07/15/29	75,000	64,615
ZF North America Capital, Inc.(1)	4.75	04/29/25	100,000	96,590
ZF North America Capital, Inc.(1)	6.88	04/14/28	40,000	38,806
ZF North America Capital, Inc.(1)	7.13	04/14/30	60,000	58,278
				414,084
BANKS – 1.7%
Associated Banc-Corp.	4.25	01/15/25	25,000	23,971
Dresdner Funding Trust I(1)	8.15	06/30/31	85,000	89,091
Intesa Sanpaolo SpA(1)	4.20	06/01/32	70,000	49,803
Intesa Sanpaolo SpA(1)	4.95	06/01/42	70,000	41,108
Intesa Sanpaolo SpA(1)	5.71	01/15/26	125,000	118,620
Pacific Western Bank	3.25	05/01/31	35,000	25,977
Popular, Inc.	7.25	03/13/28	35,000	34,739
Standard Chartered PLC(1),(2)	7.01	-	65,000	59,813
Texas Capital Bancshares, Inc.	4.00	05/06/31	35,000	28,901

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
BANKS – 1.7% (Continued)
UniCredit SpA(1)	5.46	06/30/35	$125,000	$102,602
UniCredit SpA(1)	5.86	06/19/32	90,000	81,003
UniCredit SpA(1)	7.30	04/02/34	115,000	106,750
Valley National Bancorp	3.00	06/15/31	30,000	24,008
Western Alliance Bancorp.	3.00	06/15/31	50,000	38,325
				824,711
BUILDING MATERIALS – 2.2%
Boise Cascade Co.(1)	4.88	07/01/30	35,000	30,148
Builders FirstSource, Inc.(1)	4.25	02/01/32	115,000	91,661
Builders FirstSource, Inc.(1)	5.00	03/01/30	45,000	39,321
Builders FirstSource, Inc.(1)	6.38	06/15/32	65,000	59,577
Emerald Debt Merger Sub LLC(1)	6.63	12/15/30	200,000	190,500
James Hardie International Finance DAC(1)	5.00	01/15/28	35,000	32,343
Knife River Corp.(1)	7.75	05/01/31	35,000	34,923
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	28,874
Masonite International Corp.(1)	5.38	02/01/28	75,000	69,154
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	95,000	87,925
Standard Industries, Inc./NJ(1)	3.38	01/15/31	105,000	79,580
Standard Industries, Inc./NJ(1)	4.38	07/15/30	130,000	106,338
Standard Industries, Inc./NJ(1)	4.75	01/15/28	95,000	85,125
Standard Industries, Inc./NJ(1)	5.00	02/15/27	75,000	69,408
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	60,000	54,389
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	25,000	24,366
				1,083,632
CHEMICALS – 2.2%
Ashland, Inc.(1)	3.38	09/01/31	45,000	34,555
Ashland, Inc.	6.88	05/15/43	25,000	23,604
Avient Corp.(1)	5.75	05/15/25	60,000	58,852
Avient Corp.(1)	7.13	08/01/30	60,000	57,790
Chemours Co.(1)	4.63	11/15/29	50,000	38,671
Chemours Co.	5.38	05/15/27	45,000	40,698
Chemours Co.(1)	5.75	11/15/28	70,000	59,266
Element Solutions, Inc.(1)	3.88	09/01/28	70,000	59,640
HB Fuller Co.	4.00	02/15/27	50,000	45,192
INEOS Finance PLC(1)	6.75	05/15/28	35,000	32,723
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	45,000	43,023
Ingevity Corp.(1)	3.88	11/01/28	45,000	36,574
Methanex Corp.	4.25	12/01/24	20,000	19,550
Methanex Corp.	5.13	10/15/27	80,000	73,287
Methanex Corp.	5.25	12/15/29	50,000	44,266
Methanex Corp.	5.65	12/01/44	20,000	14,797
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	35,017
NOVA Chemicals Corp.(1)	4.25	05/15/29	55,000	40,730
NOVA Chemicals Corp.(1)	5.00	05/01/25	45,000	42,545
NOVA Chemicals Corp.(1)	5.25	06/01/27	85,000	71,933
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	30,402
Olin Corp.	5.00	02/01/30	50,000	43,241

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CHEMICALS – 2.2% (Continued)
Olin Corp.	5.13	09/15/27	$45,000	$41,304
Olin Corp.	5.63	08/01/29	50,000	45,510
SNF Group SACA(1)	3.13	03/15/27	40,000	35,491
SNF Group SACA(1)	3.38	03/15/30	20,000	16,032
				1,084,693
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	37,718

COMMERCIAL SERVICES – 4.0%
ADT Security Corp.(1)	4.13	08/01/29	85,000	73,000
ADT Security Corp.(1)	4.88	07/15/32	70,000	58,634
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	36,469
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	50,000	46,308
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	20,735
AMN Healthcare, Inc.(1)	4.63	10/01/27	50,000	44,928
APX Group, Inc.(1)	6.75	02/15/27	50,000	48,330
Block, Inc.	2.75	06/01/26	95,000	85,343
Block, Inc.	3.50	06/01/31	85,000	65,685
Brink’s Co.(1)	4.63	10/15/27	65,000	58,851
Brink’s Co.(1)	5.50	07/15/25	25,000	24,353
CoreCivic, Inc.	4.75	10/15/27	20,000	17,393
CoreCivic, Inc.	8.25	04/15/26	60,000	60,800
Graham Holdings Co.(1)	5.75	06/01/26	35,000	33,722
Grand Canyon University	5.13	10/01/28	35,000	31,056
GTCR W-2 Merger Sub LLC(1)	7.50	01/15/31	190,000	187,767
Korn Ferry(1)	4.63	12/15/27	35,000	31,871
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	80,000	70,417
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	125,000	121,386
Service Corp. International/US	3.38	08/15/30	80,000	64,168
Service Corp. International/US	4.00	05/15/31	75,000	60,791
Service Corp. International/US	4.63	12/15/27	20,000	18,518
Service Corp. International/US	5.13	06/01/29	85,000	77,987
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	45,000	41,621
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	33,071
TriNet Group, Inc.(1)	7.13	08/15/31	40,000	38,712
United Rentals North America, Inc.	3.75	01/15/32	75,000	59,735
United Rentals North America, Inc.	3.88	11/15/27	70,000	64,357
United Rentals North America, Inc.	3.88	02/15/31	90,000	74,185
United Rentals North America, Inc.	4.00	07/15/30	80,000	67,340
United Rentals North America, Inc.	4.88	01/15/28	155,000	143,959
United Rentals North America, Inc.	5.25	01/15/30	55,000	50,281
United Rentals North America, Inc.	5.50	05/15/27	30,000	29,015
				1,940,788
COMPUTERS – 1.7%
ASGN, Inc.(1)	4.63	05/15/28	55,000	48,766
Crane NXT Co.	4.20	03/15/48	30,000	18,180
Crowdstrike Holdings, Inc.	3.00	02/15/29	65,000	54,394
KBR, Inc.(1)	4.75	09/30/28	25,000	21,886

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
COMPUTERS – 1.7% (Continued)
NCR Atleos Escrow Corp.(1)	9.50	04/01/29	$125,000	$122,661
Seagate HDD Cayman	4.09	06/01/29	65,000	56,108
Seagate HDD Cayman	4.13	01/15/31	13,000	10,351
Seagate HDD Cayman	4.75	01/01/25	45,000	44,066
Seagate HDD Cayman	4.88	06/01/27	50,000	47,011
Seagate HDD Cayman	5.75	12/01/34	50,000	42,373
Seagate HDD Cayman(1)	8.25	12/15/29	40,000	40,696
Seagate HDD Cayman(1)	8.50	07/15/31	40,000	40,750
Seagate HDD Cayman(1)	9.63	12/01/32	55,850	59,599
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	25,000	24,391
Unisys Corp.(1)	6.88	11/01/27	40,000	29,347
Western Digital Corp.	4.75	02/15/26	205,000	192,427
				853,006
COSMETICS/PERSONAL CARE – 0.7%
Coty, Inc.(1)	5.00	04/15/26	80,000	76,515
Coty, Inc.(1)	6.50	04/15/26	50,000	49,299
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	35,455
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	65,000	62,003
Edgewell Personal Care Co.(1)	4.13	04/01/29	35,000	29,317
Edgewell Personal Care Co.(1)	5.50	06/01/28	75,000	68,527
				321,116
DISTRIBUTION/WHOLESALE – 0.4%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	60,000	53,923
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	16,077
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	50,000	49,061
Windsor Holdings III LLC(1)	8.50	06/15/30	70,000	68,230
				187,291
DIVERSIFIED FINANCIAL SERVICES – 5.0%
Ally Financial, Inc.	5.75	11/20/25	90,000	85,996
Ally Financial, Inc.	6.70	02/14/33	50,000	42,050
Brightsphere Investment Group, Inc.	4.80	07/27/26	25,000	22,723
Burford Capital Global Finance LLC(1)	6.25	04/15/28	35,000	31,711
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	31,541
Burford Capital Global Finance LLC(1)	9.25	07/01/31	35,000	34,589
Credit Acceptance Corp.(1)	5.13	12/31/24	20,000	19,402
Credit Acceptance Corp.	6.63	03/15/26	50,000	47,520
GGAM Finance Ltd.(1)	7.75	05/15/26	35,000	34,759
GGAM Finance Ltd.(1)	8.00	06/15/28	50,000	49,373
goeasy Ltd.(1)	4.38	05/01/26	25,000	22,613
goeasy Ltd.(1)	5.38	12/01/24	50,000	49,059
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	50,000	42,664
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	90,000	71,929
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	25,000	21,858
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	50,000	49,300
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	45,000	44,903
Midcap Financial Issuer Trust(1)	5.63	01/15/30	35,000	26,972
Midcap Financial Issuer Trust(1)	6.50	05/01/28	85,000	72,126

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.0% (Continued)
Navient Corp.	4.88	03/15/28	$45,000	$37,007
Navient Corp.	5.00	03/15/27	60,000	52,760
Navient Corp.	5.50	03/15/29	65,000	52,725
Navient Corp.	5.63	08/01/33	50,000	33,901
Navient Corp.	6.75	06/25/25	50,000	48,820
Navient Corp.	6.75	06/15/26	40,000	37,937
Navient Corp.	9.38	07/25/30	45,000	42,458
OneMain Finance Corp.	3.50	01/15/27	55,000	46,523
OneMain Finance Corp.	3.88	09/15/28	50,000	39,580
OneMain Finance Corp.	4.00	09/15/30	85,000	62,276
OneMain Finance Corp.	5.38	11/15/29	65,000	53,515
OneMain Finance Corp.	6.63	01/15/28	70,000	63,750
OneMain Finance Corp.	6.88	03/15/25	65,000	64,199
OneMain Finance Corp.	7.13	03/15/26	185,000	179,900
OneMain Finance Corp.	9.00	01/15/29	45,000	43,836
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	60,000	49,073
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	55,000	52,441
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	45,000	36,734
PRA Group, Inc.(1)	5.00	10/01/29	25,000	16,616
PRA Group, Inc.(1)	7.38	09/01/25	25,000	23,401
PRA Group, Inc.(1)	8.38	02/01/28	40,000	32,975
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	115,000	100,247
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	65,000	52,910
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	120,000	92,932
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	55,000	40,489
SLM Corp.	3.13	11/02/26	85,000	73,996
StoneX Group, Inc.(1)	8.63	06/15/25	30,000	30,128
Synchrony Financial	7.25	02/02/33	65,000	55,156
United Wholesale Mortgage LLC(1)	5.50	11/15/25	80,000	76,137
United Wholesale Mortgage LLC(1)	5.50	04/15/29	70,000	58,703
United Wholesale Mortgage LLC(1)	5.75	06/15/27	25,000	22,774
				2,474,987
ELECTRIC – 5.2%
Algonquin Power & Utilities Corp.	4.75	01/18/82	65,000	51,383
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	30,000	25,945
Calpine Corp.(1)	3.75	03/01/31	100,000	79,798
Calpine Corp.(1)	4.50	02/15/28	95,000	85,750
Calpine Corp.(1)	5.25	06/01/26	35,000	33,530
Clearway Energy Operating LLC(1)	3.75	02/15/31	95,000	74,186
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	18,966
Clearway Energy Operating LLC(1)	4.75	03/15/28	70,000	62,555
DPL, Inc.	4.13	07/01/25	65,000	61,358
DPL, Inc.	4.35	04/15/29	15,000	12,250
Drax FinCo. PLC(1)	6.63	11/01/25	45,000	43,351
Edison International	8.13	06/15/53	40,000	38,670
Electricite de France SA(1),(2)	9.13	-	130,000	133,753
Emera, Inc.	6.75	06/15/76	105,000	99,140
FirstEnergy Corp.	2.65	03/01/30	50,000	40,379

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
ELECTRIC – 5.2% (Continued)
FirstEnergy Corp.	3.40	03/01/50	$80,000	$48,471
FirstEnergy Corp.	4.15	07/15/27	210,000	194,549
FirstEnergy Corp.	5.10	07/15/47	54,000	44,837
FirstEnergy Corp.	7.38	11/15/31	45,000	48,580
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	40,000	32,715
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	30,000	27,304
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	60,000	53,781
NRG Energy, Inc.(1)	3.38	02/15/29	50,000	40,754
NRG Energy, Inc.(1)	3.63	02/15/31	90,000	68,029
NRG Energy, Inc.(1)	3.88	02/15/32	95,000	70,742
NRG Energy, Inc.(1)	5.25	06/15/29	70,000	61,839
NRG Energy, Inc.	5.75	01/15/28	65,000	60,902
NRG Energy, Inc.	6.63	01/15/27	35,000	34,002
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	55,000	47,997
PG&E Corp.	5.00	07/01/28	85,000	77,085
PG&E Corp.	5.25	07/01/30	90,000	78,969
Talen Energy Supply LLC(1)	8.63	06/01/30	105,000	106,796
Terraform Global Operating LP(1)	6.13	03/01/26	35,000	33,679
TransAlta Corp.	6.50	03/15/40	25,000	22,093
TransAlta Corp.	7.75	11/15/29	35,000	34,861
Vistra Operations Co. LLC(1)	4.38	05/01/29	130,000	110,566
Vistra Operations Co. LLC(1)	5.00	07/31/27	85,000	77,834
Vistra Operations Co. LLC(1)	5.50	09/01/26	85,000	80,946
Vistra Operations Co. LLC(1)	5.63	02/15/27	130,000	122,451
Vistra Operations Co. LLC(1)	7.75	10/15/31	100,000	96,642
				2,537,438
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	20,000	17,736
WESCO Distribution, Inc.(1)	7.13	06/15/25	130,000	130,051
WESCO Distribution, Inc.(1)	7.25	06/15/28	115,000	114,393
				262,180
ELECTRONICS – 1.1%
Atkore, Inc.(1)	4.25	06/01/31	35,000	28,969
Imola Merger Corp.(1)	4.75	05/15/29	175,000	152,715
Sensata Technologies BV(1)	4.00	04/15/29	110,000	93,635
Sensata Technologies BV(1)	5.00	10/01/25	85,000	82,736
Sensata Technologies BV(1)	5.88	09/01/30	55,000	50,297
Sensata Technologies, Inc.(1)	3.75	02/15/31	90,000	72,153
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	36,956
				517,461
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	60,000	50,770
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	59,612
Topaz Solar Farms LLC(1)	5.75	09/30/39	47,159	42,894
				153,276

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
ENGINEERING & CONSTRUCTION – 0.8%
AECOM	5.13	03/15/27	$85,000	$80,346
Arcosa, Inc.(1)	4.38	04/15/29	30,000	26,209
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(1)	4.05	04/27/26	35,000	29,942
Cellnex Finance Co. SA(1)	3.88	07/07/41	55,000	36,700
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	38,884
Fluor Corp.	4.25	09/15/28	80,000	72,624
TopBuild Corp.(1)	3.63	03/15/29	35,000	29,216
TopBuild Corp.(1)	4.13	02/15/32	45,000	35,659
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	30,000	25,799
				375,379
ENTERTAINMENT – 1.9%
Caesars Resort Collection LLC/CRC Finco, Inc.(1)	5.75	07/01/25	90,000	88,670
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	95,000	93,199
International Game Technology PLC(1)	4.13	04/15/26	75,000	70,644
International Game Technology PLC(1)	5.25	01/15/29	75,000	68,309
International Game Technology PLC(1)	6.25	01/15/27	50,000	48,775
International Game Technology PLC(1)	6.50	02/15/25	43,000	42,751
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	50,000	43,825
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	100,000	97,662
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	30,000	27,945
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	115,000	88,441
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	35,000	32,306
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	36,000	35,786
Vail Resorts, Inc.(1)	6.25	05/15/25	50,000	49,735
WMG Acquisition Corp.(1)	3.00	02/15/31	75,000	58,288
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	42,025
WMG Acquisition Corp.(1)	3.88	07/15/30	40,000	33,289
				921,650
ENVIRONMENTAL CONTROL – 0.7%
Clean Harbors, Inc.(1)	4.88	07/15/27	55,000	51,331
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	18,011
Clean Harbors, Inc.(1)	6.38	02/01/31	45,000	42,826
GFL Environmental, Inc.(1)	3.50	09/01/28	75,000	64,304
GFL Environmental, Inc.(1)	3.75	08/01/25	80,000	75,754
GFL Environmental, Inc.(1)	4.25	06/01/25	20,000	19,247
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	42,750
Stericycle, Inc.(1)	3.88	01/15/29	45,000	38,285
				352,508
FOOD – 2.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	110,000	101,717
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	125,000	106,712
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	145,000	136,036
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	80,000	71,515
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	52,738
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	68,800

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
FOOD – 2.0% (Continued)
Ingles Markets, Inc.(1)	4.00	06/15/31	$30,000	$23,887
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	75,000	63,698
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	65,000	53,848
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	50,000	46,219
Pilgrim’s Pride Corp.	3.50	03/01/32	80,000	61,043
Pilgrim’s Pride Corp.	4.25	04/15/31	85,000	70,106
Pilgrim’s Pride Corp.	6.25	07/01/33	90,000	82,822
Pilgrim’s Pride Corp.	6.88	05/15/34	40,000	37,898
Safeway, Inc.	7.25	02/01/31	25,000	25,215
				1,002,254
FOREST PRODUCTS & PAPER – 0.1%
Domtar Corp.(1)	6.75	10/01/28	60,000	48,898

HEALTHCARE-PRODUCTS – 0.8%
Avantor Funding, Inc.(1)	3.88	11/01/29	75,000	62,834
Avantor Funding, Inc.(1)	4.63	07/15/28	135,000	120,331
Hologic, Inc.(1)	3.25	02/15/29	85,000	71,450
Hologic, Inc.(1)	4.63	02/01/28	40,000	36,418
Teleflex, Inc.(1)	4.25	06/01/28	25,000	22,089
Teleflex, Inc.	4.63	11/15/27	60,000	54,960
				368,082
HEALTHCARE-SERVICES – 3.0%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	45,000	38,032
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	45,000	36,780
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	40,032
Fortrea Holdings, Inc.(1)	7.50	07/01/30	50,000	48,313
IQVIA, Inc.(1)	5.00	10/15/26	100,000	95,439
IQVIA, Inc.(1)	5.00	05/15/27	85,000	80,055
IQVIA, Inc.(1)	6.50	05/15/30	50,000	48,563
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	44,924
Molina Healthcare, Inc.(1)	3.88	05/15/32	60,000	47,217
Molina Healthcare, Inc.(1)	4.38	06/15/28	78,000	69,529
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	34,549
Tenet Healthcare Corp.	4.25	06/01/29	135,000	115,676
Tenet Healthcare Corp.	4.38	01/15/30	120,000	101,613
Tenet Healthcare Corp.	4.63	06/15/28	50,000	44,525
Tenet Healthcare Corp.	4.88	01/01/26	195,000	187,068
Tenet Healthcare Corp.	5.13	11/01/27	130,000	120,131
Tenet Healthcare Corp.	6.13	06/15/30	165,000	152,917
Tenet Healthcare Corp.(1)	6.75	05/15/31	130,000	123,615
Toledo Hospital	4.98	11/15/45	25,000	14,598
Toledo Hospital	5.33	11/15/28	25,000	19,219
Toledo Hospital	6.02	11/15/48	40,000	26,800
				1,489,595
HOLDING COMPANIES-DIVERS – 0.2%
Benteler International AG(1)	10.50	05/15/28	50,000	50,415
Stena International SA(1)	6.13	02/01/25	35,000	34,337
				84,752

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
HOME BUILDERS – 1.4%
Century Communities, Inc.(1)	3.88	08/15/29	$40,000	$32,325
Century Communities, Inc.	6.75	06/01/27	50,000	48,322
Forestar Group, Inc.(1)	3.85	05/15/26	35,000	31,190
Forestar Group, Inc.(1)	5.00	03/01/28	30,000	26,364
KB Home	4.00	06/15/31	40,000	31,283
KB Home	4.80	11/15/29	15,000	13,014
KB Home	6.88	06/15/27	15,000	14,902
KB Home	7.25	07/15/30	50,000	48,063
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	22,987
M/I Homes, Inc.	3.95	02/15/30	20,000	15,933
M/I Homes, Inc.	4.95	02/01/28	40,000	35,813
Mattamy Group Corp.(1)	4.63	03/01/30	60,000	49,059
Mattamy Group Corp.(1)	5.25	12/15/27	40,000	35,987
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	40,000	35,206
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	20,000	16,928
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	40,000	33,664
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	45,000	40,899
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	40,000	37,543
Thor Industries, Inc.(1)	4.00	10/15/29	45,000	36,329
Tri Pointe Homes, Inc.	5.70	06/15/28	55,000	49,036
Winnebago Industries, Inc.(1)	6.25	07/15/28	25,000	23,535
				678,382
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	70,000	52,513
Tempur Sealy International, Inc.(1)	4.00	04/15/29	80,000	65,747
				118,260
HOUSEHOLD PRODUCTS/WARES – 0.3%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	45,715
Central Garden & Pet Co.	4.13	10/15/30	55,000	44,924
Central Garden & Pet Co.(1)	4.13	04/30/31	45,000	35,854
				126,493
HOUSEWARES – 0.7%
Newell Brands, Inc.	4.88	06/01/25	45,000	43,225
Newell Brands, Inc.	5.20	04/01/26	175,000	165,387
Newell Brands, Inc.	6.38	09/15/27	50,000	46,982
Newell Brands, Inc.	6.38	04/01/36	35,000	27,517
Newell Brands, Inc.	6.50	04/01/46	65,000	45,719
Newell Brands, Inc.	6.63	09/15/29	35,000	32,264
				361,094
INSURANCE – 0.7%
Assurant, Inc.	7.00	03/27/48	35,000	33,669
Constellation Insurance, Inc.(1)	6.63	05/01/31	25,000	21,689
Constellation Insurance, Inc.(1)	6.80	01/24/30	35,000	29,985
Genworth Holdings, Inc.	6.50	06/15/34	25,000	21,733
Global Atlantic Finance Co.(1)	4.70	10/15/51	65,000	45,341
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	70,000	55,696

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
INSURANCE – 0.7% (Continued)
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	$85,000	$44,480
MGIC Investment Corp.	5.25	08/15/28	60,000	55,209
NMI Holdings, Inc.(1)	7.38	06/01/25	35,000	35,084
				342,886
INTERNET – 1.4%
Cogent Communications Group, Inc.(1)	3.50	05/01/26	40,000	36,250
Gen Digital, Inc.(1)	5.00	04/15/25	85,000	82,381
Gen Digital, Inc.(1)	6.75	09/30/27	85,000	82,835
Gen Digital, Inc.(1)	7.13	09/30/30	59,000	57,469
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	75,000	63,031
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	50,000	46,913
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	34,577
Match Group Holdings II LLC(1)	4.13	08/01/30	45,000	36,617
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	40,454
Match Group Holdings II LLC(1)	5.00	12/15/27	40,000	36,932
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	27,114
Rakuten Group, Inc.(1)	10.25	11/30/24	85,000	86,064
Ziff Davis, Inc.(1)	4.63	10/15/30	45,000	37,725
				668,362
INVESTMENT COMPANIES – 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	75,000	57,838
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	150,000	128,554
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	105,000	96,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	40,000	37,668
				320,122
IRON/STEEL – 1.5%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	70,000	69,222
Carpenter Technology Corp.	6.38	07/15/28	30,000	28,572
Carpenter Technology Corp.	7.63	03/15/30	30,000	29,656
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	25,895
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	24,793
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	47,691
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	75,000	74,653
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	65,000	60,349
Commercial Metals Co.	3.88	02/15/31	55,000	44,719
Commercial Metals Co.	4.13	01/15/30	25,000	21,130
Mineral Resources Ltd.(1)	8.00	11/01/27	45,000	43,534
Mineral Resources Ltd.(1)	8.13	05/01/27	63,000	61,352
Mineral Resources Ltd.(1)	8.50	05/01/30	65,000	62,310
Mineral Resources Ltd.(1)	9.25	10/01/28	100,000	100,125
United States Steel Corp.	6.65	06/01/37	25,000	23,849
United States Steel Corp.	6.88	03/01/29	39,000	37,935
				755,785
LEISURE TIME – 1.5%
Acushnet Co.(1)	7.38	10/15/28	30,000	30,084
Carnival Corp.(1)	4.00	08/01/28	210,000	182,836

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
LEISURE TIME – 1.5% (Continued)
Carnival Corp.(1)	7.00	08/15/29	$45,000	$44,166
Carnival Corp.(1)	9.88	08/01/27	65,000	67,799
Life Time, Inc.(1)	5.75	01/15/26	80,000	77,549
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	70,000	69,121
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	70,000	71,828
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	100,000	104,486
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	46,000	48,652
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	41,914
				738,435
LODGING – 2.2%
Boyd Gaming Corp.	4.75	12/01/27	85,000	77,509
Boyd Gaming Corp.(1)	4.75	06/15/31	85,000	70,643
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	45,000	40,166
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	135,000	106,838
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	80,000	68,942
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	90,000	74,632
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	80,880
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	35,000	34,494
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	45,000	43,155
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	47,200
Las Vegas Sands Corp.	2.90	06/25/25	50,000	46,981
Las Vegas Sands Corp.	3.50	08/18/26	85,000	77,866
Las Vegas Sands Corp.	3.90	08/08/29	65,000	56,202
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	45,404
Travel + Leisure Co.(1)	4.63	03/01/30	20,000	16,392
Travel + Leisure Co.	6.00	04/01/27	40,000	37,400
Travel + Leisure Co.	6.60	10/01/25	40,000	39,161
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	53,711
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	45,000	39,754
				1,057,330
MACHINERY-CONSTRUCTION & MINING – 0.1%
BWX Technologies, Inc.(1)	4.13	06/30/28	35,000	30,839
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	29,966
				60,805
MACHINERY-DIVERSIFIED – 0.2%
GrafTech Finance, Inc.(1)	4.63	12/15/28	45,000	33,031
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	40,000	35,870
Mueller Water Products, Inc.(1)	4.00	06/15/29	45,000	38,525
				107,426
MEDIA – 7.1%
AMC Networks, Inc.	4.25	02/15/29	95,000	58,478
AMC Networks, Inc.	4.75	08/01/25	75,000	68,384
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	110,000	85,687
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	90,000	65,082
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	130,000	104,411
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	120,000	91,956

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
MEDIA – 7.1% (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	$75,000	$56,001
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	130,000	107,426
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	45,000	35,169
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	95,000	85,378
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	150,000	138,241
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	55,000	48,215
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	30,000	28,640
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	70,000	64,131
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	50,000	47,282
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	330,000	289,466
Gannett Holdings LLC(1)	6.00	11/01/26	30,000	25,351
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	75,000	58,501
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	100,000	90,602
News Corp.(1)	3.88	05/15/29	100,000	85,704
News Corp.(1)	5.13	02/15/32	40,000	34,577
Nexstar Media, Inc.(1)	4.75	11/01/28	95,000	79,885
Nexstar Media, Inc.(1)	5.63	07/15/27	145,000	130,602
Paramount Global	6.25	02/28/57	55,000	39,511
Paramount Global	6.38	03/30/62	90,000	66,318
Scripps Escrow II, Inc.(1)	3.88	01/15/29	55,000	41,811
Sinclair Television Group, Inc.(1)	4.13	12/01/30	70,000	44,297
Sirius XM Radio, Inc.(1)	3.13	09/01/26	85,000	76,315
Sirius XM Radio, Inc.(1)	3.88	09/01/31	125,000	94,251
Sirius XM Radio, Inc.(1)	4.00	07/15/28	170,000	144,731
Sirius XM Radio, Inc.(1)	4.13	07/01/30	140,000	111,300
Sirius XM Radio, Inc.(1)	5.00	08/01/27	135,000	123,903
Sirius XM Radio, Inc.(1)	5.50	07/01/29	120,000	106,463
TEGNA, Inc.	4.63	03/15/28	95,000	82,294
TEGNA, Inc.(1)	4.75	03/15/26	40,000	37,369
TEGNA, Inc.	5.00	09/15/29	100,000	83,910
UPC Broadband FinCo. BV(1)	4.88	07/15/31	110,000	87,920
Videotron Ltd.(1)	3.63	06/15/29	20,000	16,878
Videotron Ltd.(1)	5.13	04/15/27	85,000	79,190
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	80,000	66,063
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	125,000	110,817
VZ Secured Financing BV(1)	5.00	01/15/32	125,000	94,929
Ziggo BV(1)	4.88	01/15/30	100,000	79,956
				3,467,395
METAL FABRICATE/HARDWARE – 0.1%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	25,000	23,342
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	47,257
				70,599
MINING – 1.2%
Arsenal AIC Parent LLC(1)	8.00	10/01/30	65,000	64,269
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	125,000	100,912
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	49,587
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	60,000	53,920

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
MINING – 1.2% (Continued)
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	$80,000	$70,744
Novelis Corp.(1)	3.25	11/15/26	65,000	57,933
Novelis Corp.(1)	3.88	08/15/31	70,000	54,780
Novelis Corp.(1)	4.75	01/30/30	135,000	114,688
Perenti Finance Pty Ltd.(1)	6.50	10/07/25	35,000	34,213
				601,046
MISCELLANEOUS MANUFACTURERS – 0.4%
Amsted Industries, Inc.(1)	4.63	05/15/30	20,000	16,161
Amsted Industries, Inc.(1)	5.63	07/01/27	55,000	50,679
Hillenbrand, Inc.	3.75	03/01/31	35,000	27,388
Hillenbrand, Inc.	5.00	09/15/26	25,000	24,006
Hillenbrand, Inc.	5.75	06/15/25	40,000	39,240
Trinity Industries, Inc.(1)	7.75	07/15/28	35,000	34,584
				192,058
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	40,000	35,305

OFFICE/BUSINESS EQUIPMENT – 0.3%
Xerox Corp.	4.80	03/01/35	30,000	18,284
Xerox Corp.	6.75	12/15/39	25,000	16,299
Xerox Holdings Corp.(1)	5.00	08/15/25	70,000	64,469
Xerox Holdings Corp.(1)	5.50	08/15/28	60,000	46,440
				145,492
OIL & GAS – 6.4%
Antero Resources Corp.(1)	5.38	03/01/30	50,000	45,672
Antero Resources Corp.(1)	7.63	02/01/29	44,000	44,593
Baytex Energy Corp.(1)	8.50	04/30/30	65,000	64,440
Baytex Energy Corp.(1)	8.75	04/01/27	40,000	40,355
Chesapeake Energy Corp.(1)	5.50	02/01/26	45,000	43,729
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	42,412
Chesapeake Energy Corp.(1)	6.75	04/15/29	85,000	83,251
Chord Energy Corp.(1)	6.38	06/01/26	35,000	34,396
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	37,467
Civitas Resources, Inc.(1)	8.38	07/01/28	120,000	120,889
Civitas Resources, Inc.(1)	8.63	11/01/30	90,000	91,700
Civitas Resources, Inc.(1)	8.75	07/01/31	115,000	116,209
CNX Resources Corp.(1)	6.00	01/15/29	45,000	41,307
CNX Resources Corp.(1)	7.25	03/14/27	24,000	23,642
CNX Resources Corp.(1)	7.38	01/15/31	55,000	52,611
Crescent Energy Finance LLC(1)	7.25	05/01/26	60,000	58,143
Crescent Energy Finance LLC(1)	9.25	02/15/28	80,000	80,651
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	20,000	18,882
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	92,000	90,583
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	85,000	81,626
Harbour Energy PLC(1)	5.50	10/15/26	45,000	41,733
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	50,000	45,069

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 6.4% (Continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	$55,000	$48,892
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	39,588
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	60,000	56,157
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	34,979
Matador Resources Co.	5.88	09/15/26	60,000	57,871
Matador Resources Co.(1)	6.88	04/15/28	45,000	44,146
MEG Energy Corp.(1)	5.88	02/01/29	50,000	46,773
MEG Energy Corp.(1)	7.13	02/01/27	35,000	35,284
Murphy Oil Corp.	5.88	12/01/27	55,000	52,940
Murphy Oil Corp.	5.88	12/01/42	45,000	34,624
Murphy Oil Corp.	6.38	07/15/28	50,000	48,474
Neptune Energy Bondco PLC(1)	6.63	05/15/25	75,000	74,319
Parkland Corp.(1)	4.50	10/01/29	75,000	64,581
Parkland Corp.(1)	4.63	05/01/30	75,000	64,020
Parkland Corp.(1)	5.88	07/15/27	35,000	33,545
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	75,000	69,037
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	45,000	43,473
Petrofac Ltd.(1)	9.75	11/15/26	50,000	34,077
Range Resources Corp.(1)	4.75	02/15/30	45,000	40,008
Range Resources Corp.	4.88	05/15/25	60,000	58,408
Range Resources Corp.	8.25	01/15/29	55,000	56,223
Seadrill Finance Ltd.(1)	8.38	08/01/30	50,000	50,071
SM Energy Co.	5.63	06/01/25	30,000	29,231
SM Energy Co.	6.50	07/15/28	35,000	33,729
SM Energy Co.	6.63	01/15/27	35,000	34,045
SM Energy Co.	6.75	09/15/26	40,000	39,326
Southwestern Energy Co.	4.75	02/01/32	100,000	86,096
Southwestern Energy Co.	5.38	02/01/29	75,000	69,355
Southwestern Energy Co.	5.38	03/15/30	100,000	91,823
Southwestern Energy Co.	5.70	01/23/25	60,000	59,333
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	85,000	73,729
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	70,000	59,862
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	15,000	14,205
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	55,000	53,011
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	50,000	48,714
Viper Energy Partners LP(1)	5.38	11/01/27	40,000	37,950
Viper Energy Partners LP(1)	7.38	11/01/31	35,000	34,946
				3,152,205
OIL & GAS SERVICES – 0.1%
Oceaneering International, Inc.	6.00	02/01/28	30,000	27,558
Weatherford International Ltd.(1)	6.50	09/15/28	33,000	33,205
				60,763
PACKAGING & CONTAINERS – 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	40,781
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	55,000	52,044
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	115,000	101,605
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	55,000	53,029
Ball Corp.	2.88	08/15/30	140,000	109,354

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
PACKAGING & CONTAINERS – 3.0% (Continued)
Ball Corp.	3.13	09/15/31	$55,000	$42,650
Ball Corp.	4.88	03/15/26	60,000	57,689
Ball Corp.	5.25	07/01/25	95,000	93,630
Ball Corp.	6.00	06/15/29	100,000	96,008
Ball Corp.	6.88	03/15/28	55,000	54,895
Berry Global, Inc.(1)	5.63	07/15/27	70,000	66,892
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	45,000	40,721
Clearwater Paper Corp.(1)	4.75	08/15/28	45,000	39,769
Crown Americas LLC	5.25	04/01/30	50,000	45,246
Crown Americas LLC/Crown Americas Capital Corp.V	4.25	09/30/26	55,000	52,057
Crown Americas LLC/Crown Americas Capital Corp.VI	4.75	02/01/26	85,000	81,838
Graphic Packaging International LLC(1)	3.50	03/15/28	70,000	60,647
Graphic Packaging International LLC(1)	3.75	02/01/30	60,000	49,141
OI European Group BV(1)	4.75	02/15/30	35,000	29,828
Sealed Air Corp.(1)	4.00	12/01/27	35,000	30,807
Sealed Air Corp.(1)	5.00	04/15/29	45,000	39,962
Sealed Air Corp.(1)	5.13	12/01/24	20,000	19,622
Sealed Air Corp.(1)	5.50	09/15/25	30,000	29,053
Sealed Air Corp.(1)	6.88	07/15/33	45,000	42,252
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	75,000	71,480
Silgan Holdings, Inc.	4.13	02/01/28	50,000	44,210
TriMas Corp.(1)	4.13	04/15/29	30,000	24,955
				1,470,165
PHARMACEUTICALS – 1.3%
180 Medical, Inc.(1)	3.88	10/15/29	50,000	41,594
Jazz Securities DAC(1)	4.38	01/15/29	140,000	121,875
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	185,000	159,967
Perrigo Finance Unlimited Co.	3.90	12/15/24	25,000	24,273
Perrigo Finance Unlimited Co.	4.38	03/15/26	95,000	89,280
Perrigo Finance Unlimited Co.	4.65	06/15/30	70,000	58,534
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	17,104
PRA Health Sciences, Inc.(1)	2.88	07/15/26	50,000	45,761
Prestige Brands, Inc.(1)	3.75	04/01/31	55,000	43,739
Prestige Brands, Inc.(1)	5.13	01/15/28	35,000	32,305
				634,432
PIPELINES – 8.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	90,000	81,808
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	60,000	57,404
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	30,000	28,154
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	50,000	50,403
Buckeye Partners LP	3.95	12/01/26	60,000	54,748
Buckeye Partners LP(1)	4.13	03/01/25	49,000	46,715
Buckeye Partners LP	4.13	12/01/27	48,000	41,755
Buckeye Partners LP(1)	4.50	03/01/28	30,000	26,133
Buckeye Partners LP	5.85	11/15/43	55,000	38,922
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	28,876
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	125,000	108,858
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	45,000	43,329

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
PIPELINES – 8.5% (Continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	$45,000	$44,481
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	80,000	77,488
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	7.38	02/01/31	50,000	50,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	30,000	30,694
DT Midstream, Inc.(1)	4.13	06/15/29	90,000	77,469
DT Midstream, Inc.(1)	4.38	06/15/31	95,000	78,987
EnLink Midstream LLC	5.38	06/01/29	45,000	41,214
EnLink Midstream LLC(1)	5.63	01/15/28	40,000	37,756
EnLink Midstream LLC(1)	6.50	09/01/30	90,000	86,469
EnLink Midstream Partners LP	4.15	06/01/25	43,000	41,400
EnLink Midstream Partners LP	4.85	07/15/26	25,000	23,525
EnLink Midstream Partners LP	5.05	04/01/45	40,000	28,719
EnLink Midstream Partners LP	5.45	06/01/47	55,000	41,404
EnLink Midstream Partners LP	5.60	04/01/44	30,000	23,620
EQM Midstream Partners LP	4.13	12/01/26	45,000	41,788
EQM Midstream Partners LP(1)	4.50	01/15/29	60,000	52,677
EQM Midstream Partners LP(1)	4.75	01/15/31	105,000	88,526
EQM Midstream Partners LP	5.50	07/15/28	75,000	70,067
EQM Midstream Partners LP(1)	6.00	07/01/25	25,000	24,472
EQM Midstream Partners LP(1)	6.50	07/01/27	80,000	77,838
EQM Midstream Partners LP	6.50	07/15/48	45,000	38,099
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	49,570
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	49,110
Harvest Midstream I LP(1)	7.50	09/01/28	70,000	66,400
Hess Midstream Operations LP(1)	4.25	02/15/30	105,000	89,945
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	18,175
Hess Midstream Operations LP(1)	5.63	02/15/26	100,000	96,941
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	45,000	41,701
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	6.38	04/15/27	35,000	33,919
Kinetik Holdings LP(1)	5.88	06/15/30	90,000	82,668
New Fortress Energy, Inc.(1)	6.50	09/30/26	125,000	112,078
New Fortress Energy, Inc.(1)	6.75	09/15/25	120,000	111,440
Northriver Midstream Finance LP(1)	5.63	02/15/26	50,000	47,329
NuStar Logistics LP	5.63	04/28/27	55,000	51,909
NuStar Logistics LP	6.00	06/01/26	95,000	91,751
NuStar Logistics LP	6.38	10/01/30	50,000	46,301
Rockies Express Pipeline LLC(1)	3.60	05/15/25	30,000	28,420
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	21,044
Rockies Express Pipeline LLC(1)	4.95	07/15/29	40,000	35,296
Rockies Express Pipeline LLC(1)	7.50	07/15/38	80,000	74,037
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	110,000	96,465
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	65,000	54,786
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	35,000	29,488
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	55,000	54,240
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	120,000	99,967
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	110,000	83,239
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	88,554
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	85,000	80,266

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
PIPELINES – 8.5% (Continued)
Venture Global LNG, Inc.(1)	8.13	06/01/28	$205,000	$199,175
Venture Global LNG, Inc.(1)	8.38	06/01/31	195,000	186,225
Venture Global LNG, Inc.(1)	9.50	02/01/29	220,000	223,644
Venture Global LNG, Inc.(1)	9.88	02/01/32	135,000	136,973
				4,165,304
REAL ESTATE – 0.6%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	55,000	50,210
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	35,000	33,217
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	35,000	34,433
Howard Hughes Corp.(1)	4.13	02/01/29	55,000	44,195
Howard Hughes Corp.(1)	4.38	02/01/31	65,000	49,556
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	57,212
				268,823
REAL ESTATE INVESTMENT TRUST (REITS) – 4.1%
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	35,000	29,136
Brandywine Operating Partnership LP	3.95	11/15/27	45,000	37,326
Brandywine Operating Partnership LP	4.55	10/01/29	35,000	26,821
Brandywine Operating Partnership LP	7.80	03/15/28	20,000	18,043
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	100,000	83,535
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	5.75	05/15/26	50,000	45,839
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	30,000	25,239
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	30,302
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	85,000	74,913
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	30,000	21,568
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	40,000	38,911
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	75,000	61,456
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	61,430
Iron Mountain, Inc.(1)	4.88	09/15/27	85,000	77,784
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	78,503
Iron Mountain, Inc.(1)	5.00	07/15/28	25,000	22,400
Iron Mountain, Inc.(1)	5.25	03/15/28	65,000	59,529
Iron Mountain, Inc.(1)	5.25	07/15/30	130,000	113,041
Iron Mountain, Inc.(1)	5.63	07/15/32	60,000	51,325
Iron Mountain, Inc.(1)	7.00	02/15/29	105,000	101,841
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	55,000	48,102
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	65,000	52,359
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	20,000	19,033
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	120,000	72,889
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	75,000	52,070
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	125,000	96,688
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	34,479
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	50,000	37,491
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	40,543
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	36,727
SBA Communications Corp.	3.13	02/01/29	130,000	107,615
SBA Communications Corp.	3.88	02/15/27	135,000	123,059

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.1% (Continued)
Service Properties Trust	5.50	12/15/27	$35,000	$29,584
Service Properties Trust	7.50	09/15/25	80,000	77,812
Starwood Property Trust, Inc.(1)	3.63	07/15/26	40,000	35,364
Starwood Property Trust, Inc.(1)	3.75	12/31/24	43,000	40,677
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	38,653
Starwood Property Trust, Inc.	4.75	03/15/25	30,000	28,740
				2,030,827
RETAIL – 5.2%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	70,000	59,928
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	135,000	120,645
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	45,000	44,675
Academy Ltd.(1)	6.00	11/15/27	35,000	32,989
Asbury Automotive Group, Inc.	4.50	03/01/28	40,000	35,490
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	65,000	55,065
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	33,995
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	55,000	44,666
Bath & Body Works, Inc.	5.25	02/01/28	40,000	36,721
Bath & Body Works, Inc.(1)	6.63	10/01/30	85,000	78,803
Bath & Body Works, Inc.	6.69	01/15/27	25,000	24,192
Bath & Body Works, Inc.	6.75	07/01/36	55,000	47,496
Bath & Body Works, Inc.	6.88	11/01/35	75,000	66,260
Bath & Body Works, Inc.	7.50	06/15/29	45,000	44,001
Bath & Body Works, Inc.(1)	9.38	07/01/25	35,000	36,081
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	25,000	23,324
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	55,000	52,571
FirstCash, Inc.(1)	4.63	09/01/28	45,000	39,520
FirstCash, Inc.(1)	5.63	01/01/30	55,000	49,032
Foot Locker, Inc.(1)	4.00	10/01/29	35,000	25,769
Gap, Inc.(1)	3.63	10/01/29	80,000	61,206
Gap, Inc.(1)	3.88	10/01/31	65,000	46,750
Group 1 Automotive, Inc.(1)	4.00	08/15/28	65,000	56,018
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	55,000	52,062
Kohl’s Corp.	4.25	07/17/25	25,000	23,373
Kohl’s Corp.	4.63	05/01/31	65,000	44,518
Kohl’s Corp.	5.55	07/17/45	30,000	17,433
Lithia Motors, Inc.(1)	3.88	06/01/29	70,000	57,988
Lithia Motors, Inc.(1)	4.38	01/15/31	60,000	48,642
Lithia Motors, Inc.(1)	4.63	12/15/27	25,000	22,582
Macy’s Retail Holdings LLC	4.30	02/15/43	25,000	13,735
Macy’s Retail Holdings LLC	4.50	12/15/34	40,000	26,844
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	15,425
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	40,000	35,305
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	25,000	21,180
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	40,000	33,080
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	27,377
Murphy Oil USA, Inc.(1)	3.75	02/15/31	40,000	32,179
Murphy Oil USA, Inc.	4.75	09/15/29	50,000	44,326
Murphy Oil USA, Inc.	5.63	05/01/27	20,000	19,352

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 5.2% (Continued)
Nordstrom, Inc.	4.00	03/15/27	$30,000	$26,516
Nordstrom, Inc.	4.25	08/01/31	25,000	18,343
Nordstrom, Inc.	4.38	04/01/30	45,000	34,983
Nordstrom, Inc.	5.00	01/15/44	105,000	63,226
Nordstrom, Inc.	6.95	03/15/28	25,000	23,556
Penske Automotive Group, Inc.	3.50	09/01/25	50,000	47,506
Penske Automotive Group, Inc.	3.75	06/15/29	44,000	36,357
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	105,000	93,026
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	60,000	58,057
Sonic Automotive, Inc.(1)	4.63	11/15/29	50,000	41,690
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	39,881
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	42,698
Yum! Brands, Inc.	3.63	03/15/31	80,000	65,047
Yum! Brands, Inc.	4.63	01/31/32	80,000	68,254
Yum! Brands, Inc.(1)	4.75	01/15/30	95,000	84,679
Yum! Brands, Inc.	5.35	11/01/43	25,000	21,315
Yum! Brands, Inc.	5.38	04/01/32	105,000	94,500
Yum! Brands, Inc.	6.88	11/15/37	30,000	29,648
				2,539,880
SEMICONDUCTORS – 0.8%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	48,718
Entegris Escrow Corp.(1)	4.75	04/15/29	150,000	134,478
Entegris Escrow Corp.(1)	5.95	06/15/30	60,000	54,959
Entegris, Inc.(1)	3.63	05/01/29	40,000	33,492
Entegris, Inc.(1)	4.38	04/15/28	40,000	35,733
ON Semiconductor Corp.(1)	3.88	09/01/28	60,000	51,610
Synaptics, Inc.(1)	4.00	06/15/29	40,000	33,051
				392,041
SOFTWARE – 1.5%
Camelot Finance SA(1)	4.50	11/01/26	60,000	55,531
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	80,000	68,787
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	66,871
Fair Isaac Corp.(1)	5.25	05/15/26	40,000	38,537
Open Text Corp.(1)	3.88	02/15/28	85,000	73,972
Open Text Corp.(1)	3.88	12/01/29	65,000	53,237
Open Text Holdings, Inc.(1)	4.13	02/15/30	80,000	66,388
Open Text Holdings, Inc.(1)	4.13	12/01/31	65,000	51,132
PTC, Inc.(1)	3.63	02/15/25	40,000	38,602
PTC, Inc.(1)	4.00	02/15/28	50,000	44,390
RingCentral, Inc.(1)	8.50	08/15/30	35,000	33,290
ROBLOX Corp.(1)	3.88	05/01/30	90,000	73,123
Twilio, Inc.	3.63	03/15/29	45,000	37,458
Twilio, Inc.	3.88	03/15/31	40,000	31,970
				733,288
TELECOMMUNICATIONS – 2.9%
British Telecommunications PLC(1)	4.25	11/23/81	45,000	39,351
British Telecommunications PLC(1)	4.88	11/23/81	40,000	32,341

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
TELECOMMUNICATIONS – 2.9% (Continued)
Ciena Corp.(1)	4.00	01/31/30	$30,000	$25,031
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	185,000	172,658
Hughes Satellite Systems Corp.	5.25	08/01/26	65,000	58,520
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	265,000	233,341
Millicom International Cellular SA(1)	4.50	04/27/31	95,000	71,725
Millicom International Cellular SA(1)	6.25	03/25/29	76,500	66,603
Rogers Communications, Inc.(1)	5.25	03/15/82	65,000	57,282
Sable International Finance Ltd.(1)	5.75	09/07/27	50,000	45,364
United States Cellular Corp.	6.70	12/15/33	45,000	42,750
Viasat, Inc.(1)	5.63	04/15/27	50,000	43,695
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	23,385
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	130,000	102,378
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	120,000	96,698
Vodafone Group PLC	3.25	06/04/81	50,000	43,969
Vodafone Group PLC	4.13	06/04/81	100,000	75,781
Vodafone Group PLC	5.13	06/04/81	90,000	57,345
Vodafone Group PLC	7.00	04/04/79	160,000	154,848
				1,443,065
TRANSPORTATION – 0.7%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	50,000	44,184
Danaos Corp.(1)	8.50	03/01/28	25,000	24,916
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	44,339
Forward Air Corp.(1)	9.50	10/15/31	65,000	63,428
Rand Parent LLC(1)	8.50	02/15/30	75,000	68,560
XPO CNW, Inc.	6.70	05/01/34	25,000	23,151
XPO Escrow Sub LLC(1)	7.50	11/15/27	30,000	30,027
XPO, Inc.(1)	7.13	06/01/31	40,000	39,012
				337,617
TRUCKING & LEASING – 0.4%
AerCap Global Aviation Trust(1)	6.50	06/15/45	45,000	44,192
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	85,000	77,393
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	55,000	54,512
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	40,000	41,196
				217,293
TOTAL CORPORATE BONDS (Cost - $50,405,948)				47,993,445

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
ANZ National Bank, London	4.68	11/01/23	207,180	207,180
TOTAL SHORT-TERM INVESTMENTS (Cost - $207,180)				207,180

TOTAL INVESTMENTS – 98.2% (Cost - $50,613,128)				$48,200,625
OTHER ASSETS LESS LIABILITIES – 1.8%				874,152
NET ASSETS – 100.0%				$49,074,777

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $33,626,378 and represents 68.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
October 31, 2023

			Shares	Value
COMMON STOCKS – 0.0%
REAL ESTATE – 0.0%
WeWork, Inc. Class A*			1,339	$3,053
TOTAL COMMON STOCKS (Cost - $49,477)				3,053

			Face
	Rate (%)	Maturity	Amount
CORPORATE BONDS – 96.5%
ADVERTISING – 2.0%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$185,000	134,852
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	175,000	133,966
CMG Media Corp.(1)	8.88	12/15/27	155,000	119,897
				388,715
AEROSPACE/DEFENSE – 0.9%
Spirit AeroSystems, Inc.	4.60	06/15/28	120,000	95,051
Triumph Group, Inc.	7.75	08/15/25	85,000	80,835
				175,886
AGRICULTURE – 0.5%
Vector Group Ltd.(1)	10.50	11/01/26	95,000	95,150

AUTO MANUFACTURERS – 2.0%
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	200,000	198,005
McLaren Finance PLC(1)	7.50	08/01/26	110,000	94,886
PM General Purchaser LLC(1)	9.50	10/01/28	105,000	98,802
				391,693
AUTO PARTS & EQUIPMENT – 2.7%
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	285,000	281,138
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	90,000	84,509
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	115,000	90,594
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	105,000	83,631
				539,872
BEVERAGES – 0.5%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	125,000	103,131

BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	80,000	31,535

BUILDING MATERIALS – 1.3%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	90,000	55,037
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	55,000	40,262
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	87,000	66,400
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	110,000	97,154
				258,853
CHEMICALS – 3.7%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	70,000	37,525
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	80,000	74,828
Innophos Holdings, Inc.(1)	9.38	02/15/28	50,000	47,211
Iris Holding, Inc.(1)	10.00	12/15/28	70,000	51,150

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CHEMICALS – 3.7% (Continued)
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	$63,000	$51,167
Olympus Water US Holding Corp.(1)	6.25	10/01/29	70,000	52,564
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	35,000	15,607
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	125,000	104,909
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	80,000	33,756
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	130,000	103,609
WR Grace Holdings LLC(1)	5.63	08/15/29	210,000	162,952
				735,278
COAL – 0.2%
Conuma Resources Ltd.(1)	13.13	05/01/28	45,000	41,664

COMMERCIAL SERVICES – 5.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	175,000	126,634
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	185,000	160,907
Aptim Corp.(1)	7.75	06/15/25	90,000	82,604
Cimpress PLC	7.00	06/15/26	95,000	87,995
Deluxe Corp.(1)	8.00	06/01/29	85,000	67,340
Garda World Security Corp.(1)	6.00	06/01/29	90,000	68,699
Garda World Security Corp.(1)	9.50	11/01/27	105,000	95,513
Metis Merger Sub LLC(1)	6.50	05/15/29	125,000	102,273
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	170,000	126,904
Signal Parent, Inc.(1)	6.13	04/01/29	50,000	28,548
Verscend Escrow Corp.(1)	9.75	08/15/26	190,000	188,784
				1,136,201
COMPUTERS – 3.6%
Ahead DB Holdings LLC(1)	6.63	05/01/28	70,000	57,473
McAfee Corp.(1)	7.38	02/15/30	360,000	288,313
Presidio Holdings, Inc.(1)	8.25	02/01/28	95,000	89,993
Vericast Corp.(1)	11.00	09/15/26	215,000	228,169
Virtusa Corp.(1)	7.13	12/15/28	60,000	47,538
				711,486
COSMETICS/PERSONAL CARE – 0.2%
Oriflame Investment Holding PLC(1)	5.13	05/04/26	95,000	30,210

DISTRIBUTION/WHOLESALE – 0.5%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	115,000	105,588

DIVERSIFIED FINANCIAL SERVICES – 4.5%
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	70,000	59,457
Armor Holdco, Inc.(1)	8.50	11/15/29	64,000	55,913
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	70,000	49,963
Curo Group Holdings Corp.(1)	7.50	08/01/28	80,000	18,500
Curo Group Holdings Corp.(1)	7.50	08/01/28	106,000	41,870
Finance of America Funding LLC(1)	7.88	11/15/25	60,000	49,508
Hightower Holding LLC(1)	6.75	04/15/29	55,000	46,966
LD Holdings Group LLC(1)	6.13	04/01/28	105,000	57,882

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.5% (Continued)
LD Holdings Group LLC(1)	6.50	11/01/25	$85,000	$68,447
NFP Corp.(1)	6.88	08/15/28	370,000	316,444
Osaic Holdings, Inc.(1)	10.75	08/01/27	75,000	74,636
World Acceptance Corp.(1)	7.00	11/01/26	50,000	40,738
				880,324
ELECTRIC – 0.5%
Pike Corp.(1)	5.50	09/01/28	125,000	107,018

ENGINEERING & CONSTRUCTION – 1.6%
Artera Services LLC(1)	9.03	12/04/25	170,000	153,275
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	55,000	45,009
INNOVATE Corp.(1)	8.50	02/01/26	60,000	46,292
Tutor Perini Corp.(1)	6.88	05/01/25	85,000	73,184
				317,760
ENTERTAINMENT – 1.9%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	110,000	57,393
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	165,000	115,736
Motion Bondco DAC(1)	6.63	11/15/27	70,000	62,708
Universal Entertainment Corp.(1),(2)	8.75	12/11/24	135,000	139,847
				375,684
ENVIRONMENTAL CONTROL – 1.1%
Madison IAQ LLC(1)	5.88	06/30/29	180,000	139,639
Waste Pro USA, Inc.(1)	5.50	02/15/26	85,000	78,220
				217,859
FOOD – 1.9%
B&G Foods, Inc.	5.25	04/01/25	55,000	52,848
B&G Foods, Inc.	5.25	09/15/27	95,000	78,267
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	95,000	93,408
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	60,000	13,856
Sigma Holdco BV(1)	7.88	05/15/26	85,000	71,199
TreeHouse Foods, Inc.	4.00	09/01/28	85,000	69,225
				378,803
FOOD SERVICE – 0.5%
TKC Holdings, Inc.(1)	10.50	05/15/29	120,000	96,099

FOREST PRODUCTS & PAPER – 0.3%
Glatfelter Corp.(1)	4.75	11/15/29	85,000	55,941

HAND/MACHINE TOOLS – 0.4%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	70,000	70,769

HEALTHCARE-SERVICES – 4.4%
AHP Health Partners, Inc.(1)	5.75	07/15/29	55,000	45,152
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	215,000	83,538
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	130,000	56,503
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	255,000	105,559
Global Medical Response, Inc.(1)	6.50	10/01/25	105,000	66,862

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
HEALTHCARE-SERVICES – 4.4% (Continued)
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	$54,000	$49,201
LifePoint Health, Inc.(1)	5.38	01/15/29	87,000	52,794
Radiology Partners, Inc.(1)	9.25	02/01/28	110,000	41,477
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	220,000	205,922
RP Escrow Issuer LLC(1)	5.25	12/15/25	140,000	99,900
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	55,000	54,949
				861,857
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	90,000	76,606

HOUSEWARES – 0.3%
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	110,000	65,268

INSURANCE – 7.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	85,000	68,651
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	173,000	167,973
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	69,000	69,502
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	85,000	70,681
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	230,000	210,250
AssuredPartners, Inc.(1)	5.63	01/15/29	95,000	80,683
AssuredPartners, Inc.(1)	7.00	08/15/25	85,000	83,463
BroadStreet Partners, Inc.(1)	5.88	04/15/29	125,000	109,093
GTCR AP Finance, Inc.(1)	8.00	05/15/27	85,000	82,834
HUB International Ltd.(1)	5.63	12/01/29	96,000	82,768
HUB International Ltd.(1)	7.00	05/01/26	300,000	292,301
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	55,000	54,639
USI, Inc./NY(1)	6.88	05/01/25	110,000	109,109
				1,481,947
INTERNET – 1.4%
Arches Buyer, Inc.(1)	6.13	12/01/28	87,000	70,358
Cablevision Lightpath LLC(1)	5.63	09/15/28	70,000	52,453
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	110,000	72,385
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	50,000	41,447
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	45,000	43,116
				279,759
IRON/STEEL – 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	105,000	101,030

LEISURE TIME – 4.3%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	90,000	69,844
NCL Corp. Ltd.(1)	3.63	12/15/24	80,000	75,738
NCL Corp. Ltd.(1)	5.88	03/15/26	200,000	179,678
NCL Corp. Ltd.(1)	7.75	02/15/29	85,000	74,254
NCL Finance Ltd.(1)	6.13	03/15/28	75,000	62,781
Viking Cruises Ltd.(1)	5.88	09/15/27	145,000	130,762
Viking Cruises Ltd.(1)	6.25	05/15/25	45,000	44,015
Viking Cruises Ltd.(1)	7.00	02/15/29	87,000	78,808
Viking Cruises Ltd.(1)	9.13	07/15/31	130,000	127,842
				843,722

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	$70,000	$59,002

MACHINERY-DIVERSIFIED – 1.9%
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	90,000	87,944
OT Merger Corp.(1)	7.88	10/15/29	54,000	32,431
SPX FLOW, Inc.(1)	8.75	04/01/30	90,000	82,609
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	115,000	107,070
TK Elevator Holdco GmbH(1)	7.63	07/15/28	70,000	63,205
				373,259
MEDIA – 6.4%
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	50,000	33,063
CSC Holdings LLC(1)	4.63	12/01/30	280,000	142,194
CSC Holdings LLC(1)	5.00	11/15/31	50,000	25,606
CSC Holdings LLC(1)	5.75	01/15/30	260,000	136,435
CSC Holdings LLC(1)	7.50	04/01/28	120,000	77,035
DISH DBS Corp.	5.13	06/01/29	125,000	64,523
DISH DBS Corp.	5.88	11/15/24	165,000	151,610
DISH DBS Corp.	7.38	07/01/28	95,000	53,748
DISH DBS Corp.	7.75	07/01/26	165,000	110,763
iHeartCommunications, Inc.	8.38	05/01/27	160,000	98,233
Liberty Interactive LLC	8.25	02/01/30	140,000	36,051
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	110,000	90,783
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	155,000	118,664
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	175,000	86,807
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	55,000	33,928
				1,259,443
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	60,000	52,113

MINING – 0.6%
Coeur Mining, Inc.(1)	5.13	02/15/29	55,000	45,843
IAMGOLD Corp.(1)	5.75	10/15/28	80,000	63,100
				108,943
MISCELLANEOUS MANUFACTURERS – 0.9%
FXI Holdings, Inc.(1)	12.25	11/15/26	135,000	112,091
FXI Holdings, Inc.(1)	12.25	11/15/26	82,000	68,265
				180,356
OIL & GAS – 4.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	55,000	51,426
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	60,000	56,057
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	73,000	73,265
Global Marine, Inc.	7.00	06/01/28	45,000	37,913
Nabors Industries Ltd.(1)	7.25	01/15/26	95,000	89,322
Nabors Industries Ltd.(1)	7.50	01/15/28	70,000	61,887
Nabors Industries, Inc.	5.75	02/01/25	85,000	82,779
Transocean, Inc.	6.80	03/15/38	65,000	46,457
Transocean, Inc.(1)	7.25	11/01/25	45,000	43,949
Transocean, Inc.(1)	7.50	01/15/26	70,000	67,105

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 4.3% (Continued)
Transocean, Inc.	7.50	04/15/31	$75,000	$60,668
Transocean, Inc.(1)	8.00	02/01/27	80,000	75,161
Transocean, Inc.(1)	11.50	01/30/27	90,000	93,731
				839,720
PACKAGING & CONTAINERS – 5.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	140,000	102,002
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	175,000	127,503
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	195,000	155,644
Graham Packaging Co., Inc.(1)	7.13	08/15/28	87,000	66,745
LABL, Inc.(1)	8.25	11/01/29	80,000	59,550
LABL, Inc.(1)	10.50	07/15/27	120,000	104,013
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	235,000	195,969
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	110,000	112,544
Trivium Packaging Finance BV(1)	8.50	08/15/27	120,000	100,311
				1,024,281
PHARMACEUTICALS – 0.4%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	60,000	32,614
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	80,000	53,812
				86,426
PIPELINES – 1.0%
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	65,000	63,525
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	45,000	42,977
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.75	04/15/25	45,000	42,379
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	60,000	51,261
				200,142
REAL ESTATE INVESTMENT TRUST (REITS) – 1.7%
Diversified Healthcare Trust	4.38	03/01/31	90,000	62,027
Diversified Healthcare Trust	9.75	06/15/25	85,000	82,531
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	120,000	72,875
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	195,000	126,865
				344,298
RETAIL – 6.7%
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	60,000	21,183
At Home Group, Inc.(1)	4.88	07/15/28	50,000	17,750
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	55,000	44,691
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	220,000	175,037
Foundation Building Materials, Inc.(1)	6.00	03/01/29	70,000	57,806
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	70,000	47,637
Guitar Center, Inc.(1)	8.50	01/15/26	95,000	80,079
LBM Acquisition LLC(1)	6.25	01/15/29	145,000	114,702
Michaels Cos, Inc.(1)	7.88	05/01/29	220,000	122,904
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	190,000	177,901
Park River Holdings, Inc.(1)	5.63	02/01/29	60,000	43,982
Park River Holdings, Inc.(1)	6.75	08/01/29	50,000	38,188
SRS Distribution, Inc.(1)	6.00	12/01/29	150,000	125,035
SRS Distribution, Inc.(1)	6.13	07/01/29	80,000	67,073
Staples, Inc.(1)	10.75	04/15/27	165,000	91,058
White Capital Buyer LLC(1)	6.88	10/15/28	110,000	96,111
				1,321,137

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
SOFTWARE – 5.4%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	$420,000	$343,590
Boxer Parent Co., Inc.(1)	9.13	03/01/26	59,000	58,820
Castle US Holding Corp.(1)	9.50	02/15/28	50,000	26,382
Cloud Software Group, Inc.(1)	9.00	09/30/29	470,000	400,677
CWT Travel Group, Inc.(1)	8.50	11/19/26	80,000	24,000
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	71,000	31,250
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	90,000	26,407
Rocket Software, Inc.(1)	6.50	02/15/29	100,000	81,665
West Technology Group LLC(1)	8.50	04/10/27	70,000	60,550
				1,053,341
TELECOMMUNICATIONS – 4.7%
Altice France Holding SA(1)	6.00	02/15/28	190,000	83,504
Altice France Holding SA(1)	10.50	05/15/27	275,000	149,839
CommScope Technologies LLC(1)	5.00	03/15/27	126,000	46,496
CommScope Technologies LLC(1)	6.00	06/15/25	205,000	123,309
CommScope, Inc.(1)	7.13	07/01/28	105,000	39,475
CommScope, Inc.(1)	8.25	03/01/27	140,000	58,342
Embarq Corp.	8.00	06/01/36	212,000	115,763
Lumen Technologies, Inc.(1)	4.50	01/15/29	125,000	34,375
Lumen Technologies, Inc.(1)	5.13	12/15/26	40,000	19,689
Lumen Technologies, Inc.	7.60	09/15/39	60,000	17,568
Lumen Technologies, Inc.	7.65	03/15/42	50,000	14,047
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	70,000	41,698
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	85,000	54,327
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	190,000	126,044
				924,476
TEXTILES – 0.4%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	120,000	79,950

TRANSPORTATION – 0.7%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	55,000	40,815
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	105,000	97,944
				138,759
TOTAL CORPORATE BONDS (Cost - $20,074,288)				19,001,354

SHORT-TERM INVESTMENTS – 2.8%
TIME DEPOSITS – 2.8%
ANZ National Bank, London	4.68	11/01/23	547,687	547,687
TOTAL SHORT-TERM INVESTMENTS (Cost - $547,687)				547,687

TOTAL INVESTMENTS – 99.3% (Cost - $20,671,452)				$19,552,094
OTHER ASSETS LESS LIABILITIES – 0.7%				128,315
NET ASSETS – 100.0%				$19,680,409

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2023, amounts to $17,250,197 and represents 87.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 11.3%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$193,642
Banco Nacional de Panama	2.50	08/11/30	425,000	315,579
				509,221
CHEMICALS – 0.5%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	160,942
CNAC HK Finbridge Co. Ltd.	3.38	06/19/24	275,000	270,511
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	185,905
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	286,504
				903,862
COMMERCIAL SERVICES – 0.4%
DP World Crescent Ltd.	3.88	07/18/29	400,000	356,000
DP World Crescent Ltd.	4.85	09/26/28	200,000	189,750
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	194,023
				739,773
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	430,661

ELECTRIC – 1.5%
Comision Federal de Electricidad	4.69	05/15/29	200,000	178,000
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	408,938
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	540,375
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	258,527
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	194,494
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	209,563
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	175,503
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	600,000	562,338
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	212,391
				2,740,129
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong	5.35	08/15/33	350,000	340,288

INVESTMENT COMPANIES – 0.9%
Gaci First Investment Co.	4.75	02/14/30	200,000	188,250
Gaci First Investment Co.	5.00	10/13/27	250,000	243,047
Gaci First Investment Co.	5.25	10/13/32	300,000	285,750
MDGH GMTN RSC Ltd.	2.50	11/07/24	200,000	192,850
MDGH GMTN RSC Ltd.	2.50	05/21/26	75,000	69,375
MDGH GMTN RSC Ltd.	2.88	11/07/29	225,000	193,289
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	169,917
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	169,125
MDGH GMTN RSC Ltd.	5.50	04/28/33	200,000	194,250
				1,705,853
MINING – 0.7%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	325,000	270,465
Corp. Nacional del Cobre de Chile	3.15	01/14/30	300,000	248,850
Corp. Nacional del Cobre de Chile	3.63	08/01/27	325,000	297,700

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
MINING – 0.7% (Continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	4.75	05/15/25	$200,000	$195,800
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45	05/15/30	200,000	185,652
				1,198,467
OIL & GAS – 5.7%
EDO Sukuk Ltd.	5.88	09/21/33	400,000	384,950
Oil & Gas Holding Co. BSCC	7.50	10/25/27	475,000	479,156
Pertamina Persero PT	1.40	02/09/26	200,000	180,605
Petroleos del Peru SA	4.75	06/19/32	400,000	268,546
Petroleos Mexicanos	4.50	01/23/26	175,000	157,141
Petroleos Mexicanos	5.35	02/12/28	350,000	282,485
Petroleos Mexicanos	5.95	01/28/31	625,000	444,844
Petroleos Mexicanos	6.49	01/23/27	250,000	221,722
Petroleos Mexicanos	6.50	03/13/27	650,000	573,748
Petroleos Mexicanos	6.50	01/23/29	200,000	162,200
Petroleos Mexicanos	6.70	02/16/32	1,175,000	862,156
Petroleos Mexicanos	6.84	01/23/30	400,000	311,600
Petroleos Mexicanos	6.88	08/04/26	400,000	369,300
Petroleos Mexicanos	8.75	06/02/29	300,000	264,795
Petroleos Mexicanos	10.00	02/07/33	275,000	244,475
Petronas Capital Ltd.	2.48	01/28/32	700,000	544,387
Petronas Capital Ltd.	3.50	03/18/25	850,000	824,003
Petronas Capital Ltd.	3.50	04/21/30	1,300,000	1,132,281
QatarEnergy	1.38	09/12/26	600,000	531,027
QatarEnergy	2.25	07/12/31	900,000	704,672
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	275,000	265,258
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	235,090
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	250,000	229,479
Sinopec Group Overseas Development 2018 Ltd.	2.15	05/13/25	200,000	189,279
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	182,408
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	232,756
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	217,961
				10,496,324
PIPELINES – 0.6%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,135,389

TRANSPORTATION – 0.3%
Transnet SOC Ltd.	8.25	02/06/28	550,000	521,812
TOTAL CORPORATE BONDS (Cost - $21,697,899)				20,721,779

GOVERNMENT AGENCIES AND OBLIGATIONS – 86.9%
GOVERNMENT AGENCIES – 3.2%
Bank Gospodarstwa Krajowego	5.38	05/22/33	950,000	887,062
Bank Gospodarstwa Krajowego	6.25	10/31/28	500,000	505,625
China Development Bank	1.00	10/27/25	225,000	206,053
Export-Import Bank of China	2.88	04/26/26	200,000	189,088
Export-Import Bank of China	3.63	07/31/24	275,000	270,442
Export-Import Bank of China	3.88	05/16/26	350,000	339,932
Export-Import Bank of India	2.25	01/13/31	600,000	459,126

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT AGENCIES – 3.2% (Continued)
Export-Import Bank of India	3.25	01/15/30	$600,000	$506,034
Export-Import Bank of India	3.38	08/05/26	575,000	540,330
Export-Import Bank of India	3.88	02/01/28	575,000	528,186
Export-Import Bank of India	5.50	01/18/33	550,000	516,334
Finance Department Government of Sharjah	6.50	11/23/32	200,000	194,250
MFB Magyar Fejlesztesi Bank Zrt	6.50	06/29/28	725,000	714,136
				5,856,598
GOVERNMENT OBLIGATIONS – 83.7%
Abu Dhabi Government International Bond	1.63	06/02/28	400,000	341,375
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	234,258
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	273,378
Abu Dhabi Government International Bond	2.13	09/30/24	425,000	411,483
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	573,609
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	516,849
Abu Dhabi Government International Bond	3.13	05/03/26	500,000	472,969
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	738,608
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	550,488
Angolan Government International Bond	8.00	11/26/29	1,050,000	845,250
Angolan Government International Bond	8.25	05/09/28	1,000,000	853,750
Angolan Government International Bond	8.75	04/14/32	1,000,000	787,500
Argentine Republic Government International Bond(1)	0.75	07/09/30	4,500,000	1,257,750
Argentine Republic Government International Bond(1)	3.63	07/09/35	4,900,000	1,212,750
Argentine Republic Government International Bond(1)	4.25	01/09/38	2,800,000	847,000
Bahrain Government International Bond	5.25	01/25/33	400,000	327,500
Bahrain Government International Bond	5.45	09/16/32	700,000	591,500
Bahrain Government International Bond	5.63	09/30/31	475,000	415,031
Bahrain Government International Bond	6.75	09/20/29	600,000	581,250
Bahrain Government International Bond	7.00	01/26/26	525,000	524,344
Bahrain Government International Bond	7.00	10/12/28	750,000	749,062
Bahrain Government International Bond	7.38	05/14/30	475,000	470,844
Bolivian Government International Bond	4.50	03/20/28	600,000	312,000
Brazilian Government International Bond	2.88	06/06/25	600,000	571,695
Brazilian Government International Bond	3.75	09/12/31	575,000	477,825
Brazilian Government International Bond	3.88	06/12/30	1,200,000	1,033,350
Brazilian Government International Bond	4.25	01/07/25	1,450,000	1,418,847
Brazilian Government International Bond	4.50	05/30/29	700,000	646,618
Brazilian Government International Bond	4.63	01/13/28	975,000	931,788
Brazilian Government International Bond	6.00	04/07/26	750,000	758,381
Brazilian Government International Bond	6.00	10/20/33	700,000	647,500
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	473,813
CBB International Sukuk Programme Co.W.L.L.	3.88	05/18/29	475,000	406,719
CBB International Sukuk Programme Co.W.L.L.	3.95	09/16/27	525,000	476,438
CBB International Sukuk Programme Co.W.L.L.	4.50	03/30/27	475,000	441,750
CBB International Sukuk Programme Co.W.L.L.	6.25	11/14/24	475,000	470,979
CBB International Sukuk Programme Co.W.L.L.	6.25	10/18/30	500,000	478,750
Chile Government International Bond	2.45	01/31/31	375,000	302,344
Chile Government International Bond	2.55	01/27/32	425,000	335,219
Chile Government International Bond	2.55	07/27/33	650,000	487,987

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Chile Government International Bond	2.75	01/31/27	$425,000	$388,903
Chile Government International Bond	3.24	02/06/28	450,000	410,625
China Government International Bond	0.55	10/21/25	350,000	319,953
China Government International Bond	0.75	10/26/24	200,000	191,334
China Government International Bond	1.20	10/21/30	550,000	431,450
China Government International Bond	1.25	10/26/26	300,000	269,148
China Government International Bond	1.75	10/26/31	250,000	199,539
China Government International Bond	1.95	12/03/24	350,000	337,346
China Government International Bond	2.13	12/03/29	375,000	322,271
China Government International Bond	2.63	11/02/27	250,000	229,674
Colombia Government International Bond	3.00	01/30/30	550,000	424,325
Colombia Government International Bond	3.13	04/15/31	900,000	666,000
Colombia Government International Bond	3.25	04/22/32	750,000	537,375
Colombia Government International Bond	3.88	04/25/27	725,000	660,837
Colombia Government International Bond	4.50	01/28/26	550,000	528,597
Colombia Government International Bond	4.50	03/15/29	750,000	652,875
Colombia Government International Bond	8.00	04/20/33	600,000	586,200
Costa Rica Government International Bond	6.13	02/19/31	700,000	667,625
Costa Rica Government International Bond	6.55	04/03/34	800,000	763,400
Dominican Republic International Bond	4.50	01/30/30	900,000	764,550
Dominican Republic International Bond	4.88	09/23/32	1,400,000	1,137,500
Dominican Republic International Bond	5.50	01/27/25	550,000	541,346
Dominican Republic International Bond	5.50	02/22/29	700,000	639,450
Dominican Republic International Bond	5.95	01/25/27	775,000	747,166
Dominican Republic International Bond	6.00	07/19/28	600,000	569,400
Dominican Republic International Bond	6.00	02/22/33	875,000	773,063
Dominican Republic International Bond	6.88	01/29/26	700,000	698,432
Ecuador Government International Bond	ZCP	07/31/30	600,000	180,300
Ecuador Government International Bond(1)	3.50	07/31/35	4,275,000	1,637,325
Ecuador Government International Bond(1)	6.00	07/31/30	1,950,000	995,475
Egypt Government International Bond	5.80	09/30/27	450,000	291,375
Egypt Government International Bond	5.88	06/11/25	625,000	507,615
Egypt Government International Bond	5.88	02/16/31	625,000	344,531
Egypt Government International Bond	6.59	02/21/28	575,000	370,875
Egypt Government International Bond	7.05	01/15/32	400,000	228,000
Egypt Government International Bond	7.30	09/30/33	450,000	249,750
Egypt Government International Bond	7.50	01/31/27	825,000	577,500
Egypt Government International Bond	7.60	03/01/29	775,000	488,250
Egypt Government International Bond	7.63	05/29/32	725,000	416,875
Egyptian Financial Co. for Sovereign Taskeek	10.88	02/28/26	700,000	650,234
Ethiopia International Bond	6.63	12/11/24	550,000	350,372
Ghana Government International Bond(2)	6.38	02/11/27	725,000	319,000
Ghana Government International Bond(2)	7.63	05/16/29	550,000	239,250
Ghana Government International Bond(2)	7.75	04/07/29	575,000	250,844
Ghana Government International Bond(2)	8.13	01/18/26	575,000	256,594
Ghana Government International Bond(2)	8.13	03/26/32	750,000	320,625
Ghana Government International Bond(2)	8.63	04/07/34	500,000	218,125
Ghana Government International Bond	10.75	10/14/30	600,000	377,250

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Hazine Mustesarligi Varlik Kiralama AS	4.49	11/25/24	$225,000	$218,813
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	475,000	442,938
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	632,268
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	466,875
Hungary Government International Bond	2.13	09/22/31	1,300,000	940,537
Hungary Government International Bond	5.25	06/16/29	1,050,000	991,788
Hungary Government International Bond	6.13	05/22/28	850,000	844,798
Hungary Government International Bond	6.25	09/22/32	950,000	915,184
Indonesia Government International Bond	1.85	03/12/31	250,000	191,535
Indonesia Government International Bond	2.15	07/28/31	200,000	154,886
Indonesia Government International Bond	2.85	02/14/30	250,000	212,120
Indonesia Government International Bond	3.50	01/11/28	225,000	207,422
Indonesia Government International Bond	3.55	03/31/32	200,000	169,838
Indonesia Government International Bond	3.85	07/18/27	200,000	188,106
Indonesia Government International Bond	3.85	10/15/30	275,000	245,202
Indonesia Government International Bond	4.10	04/24/28	200,000	188,118
Indonesia Government International Bond	4.13	01/15/25	475,000	468,516
Indonesia Government International Bond	4.35	01/08/27	250,000	240,759
Indonesia Government International Bond	4.55	01/11/28	220,000	211,980
Indonesia Government International Bond	4.65	09/20/32	250,000	229,286
Indonesia Government International Bond	4.75	01/08/26	400,000	394,220
Indonesia Government International Bond	4.75	02/11/29	225,000	215,806
Indonesia Government International Bond	4.85	01/11/33	200,000	186,918
Iraq International Bond	5.80	01/15/28	492,188	439,329
Ivory Coast Government International Bond	6.13	06/15/33	750,000	616,875
Jamaica Government International Bond	6.75	04/28/28	800,000	813,936
Jordan Government International Bond	5.75	01/31/27	600,000	544,125
Jordan Government International Bond	5.85	07/07/30	700,000	593,688
Jordan Government International Bond	6.13	01/29/26	600,000	558,375
Jordan Government International Bond	7.50	01/13/29	650,000	605,719
Kazakhstan Government International Bond	3.88	10/14/24	900,000	890,213
Kazakhstan Government International Bond	5.13	07/21/25	1,450,000	1,458,881
KSA Sukuk Ltd.	2.25	05/17/31	375,000	297,188
KSA Sukuk Ltd.	2.97	10/29/29	375,000	325,781
KSA Sukuk Ltd.	3.63	04/20/27	800,000	753,000
KSA Sukuk Ltd.	4.27	05/22/29	600,000	564,000
KSA Sukuk Ltd.	4.30	01/19/29	450,000	426,938
KSA Sukuk Ltd.	4.51	05/22/33	600,000	546,000
KSA Sukuk Ltd.	5.27	10/25/28	325,000	321,750
Kuwait International Government Bond	3.50	03/20/27	2,650,000	2,514,240
Lebanon Government International Bond(2)	6.00	01/27/23	600,000	38,901
Lebanon Government International Bond(2)	6.10	10/04/22	1,700,000	110,568
Lebanon Government International Bond(2)	6.65	02/26/30	1,200,000	78,318
Lebanon Government International Bond(2)	6.85	03/23/27	1,300,000	84,635
Lebanon Government International Bond(2)	8.25	04/12/21	700,000	44,324
Magyar Export-Import Bank Zrt	6.13	12/04/27	650,000	637,406
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	532,414
Malaysia Sukuk Global Bhd	3.18	04/27/26	550,000	524,799

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Mexico Government International Bond	2.66	05/24/31	$575,000	$449,075
Mexico Government International Bond	3.25	04/16/30	350,000	295,575
Mexico Government International Bond	3.75	01/11/28	325,000	300,462
Mexico Government International Bond	4.13	01/21/26	325,000	316,652
Mexico Government International Bond	4.15	03/28/27	400,000	384,178
Mexico Government International Bond	4.50	04/22/29	500,000	463,000
Mexico Government International Bond	4.75	04/27/32	400,000	355,000
Mexico Government International Bond	4.88	05/19/33	350,000	308,000
Mexico Government International Bond	5.40	02/09/28	200,000	196,700
Mexico Government International Bond	8.30	08/15/31	150,000	169,425
Morocco Government International Bond	3.00	12/15/32	600,000	450,000
Morocco Government International Bond	5.95	03/08/28	730,000	717,225
Morocco Government International Bond	6.50	09/08/33	700,000	673,750
Nigeria Government International Bond	6.13	09/28/28	600,000	490,500
Nigeria Government International Bond	6.50	11/28/27	1,075,000	929,875
Nigeria Government International Bond	7.14	02/23/30	750,000	604,688
Nigeria Government International Bond	7.38	09/28/33	700,000	528,500
Nigeria Government International Bond	7.63	11/21/25	650,000	635,375
Nigeria Government International Bond	7.88	02/16/32	850,000	682,125
Nigeria Government International Bond	8.38	03/24/29	725,000	637,094
Nigeria Government International Bond	8.75	01/21/31	600,000	516,750
Oman Government International Bond	4.75	06/15/26	1,075,000	1,033,903
Oman Government International Bond	5.38	03/08/27	700,000	678,125
Oman Government International Bond	5.63	01/17/28	1,075,000	1,039,882
Oman Government International Bond	6.00	08/01/29	975,000	949,406
Oman Government International Bond	6.25	01/25/31	750,000	731,250
Oman Government International Bond	6.75	10/28/27	625,000	632,227
Oman Government International Bond	7.38	10/28/32	450,000	468,563
Oman Sovereign Sukuk Co.	4.40	06/01/24	700,000	693,000
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	751,000
Oman Sovereign Sukuk Co.	5.93	10/31/25	650,000	649,188
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	575,000	351,316
Pakistan Government International Bond	6.00	04/08/26	775,000	426,204
Pakistan Government International Bond	6.88	12/05/27	875,000	464,271
Pakistan Government International Bond	7.38	04/08/31	825,000	407,088
Panama Government International Bond	2.25	09/29/32	850,000	577,362
Panama Government International Bond	3.16	01/23/30	625,000	503,281
Panama Government International Bond	3.30	01/19/33	450,000	331,762
Panama Government International Bond	3.75	03/16/25	500,000	482,500
Panama Government International Bond	3.88	03/17/28	400,000	359,700
Paraguay Government International Bond	4.95	04/28/31	600,000	546,450
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	225,536
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	200,870
Perusahaan Penerbit SBSN Indonesia III	2.80	06/23/30	200,000	167,710
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	350,000	333,900
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	343,930
Perusahaan Penerbit SBSN Indonesia III	4.35	09/10/24	275,000	271,968
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	325,000	311,781

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	$325,000	$310,648
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	200,000	189,876
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	300,000	292,999
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	300,000	279,547
Peruvian Government International Bond	1.86	12/01/32	425,000	300,262
Peruvian Government International Bond	2.78	01/23/31	1,575,000	1,265,512
Philippine Government International Bond	1.65	06/10/31	450,000	337,887
Philippine Government International Bond	2.46	05/05/30	375,000	308,661
Philippine Government International Bond	3.00	02/01/28	650,000	587,831
Philippine Government International Bond	3.75	01/14/29	550,000	506,679
Philippine Government International Bond	5.00	07/17/33	400,000	377,032
Philippine Government International Bond	5.50	03/30/26	375,000	376,147
Philippine Government International Bond	6.38	01/15/32	375,000	389,565
Philippine Government International Bond	7.75	01/14/31	600,000	669,903
Philippine Government International Bond	9.50	02/02/30	700,000	832,881
Philippine Government International Bond	10.63	03/16/25	450,000	481,036
Qatar Government International Bond	3.25	06/02/26	950,000	902,125
Qatar Government International Bond	3.40	04/16/25	525,000	508,530
Qatar Government International Bond	3.75	04/16/30	800,000	731,875
Qatar Government International Bond	4.00	03/14/29	1,250,000	1,177,734
Qatar Government International Bond	4.50	04/23/28	800,000	775,896
Qatar Government International Bond	9.75	06/15/30	325,000	401,706
RAK Capital	3.09	03/31/25	200,000	192,250
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	510,412
Republic of Kenya Government International Bond	6.30	01/23/34	500,000	345,000
Republic of Kenya Government International Bond	6.88	06/24/24	1,150,000	1,108,313
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	489,000
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	552,125
Republic of Poland Government International Bond	3.25	04/06/26	1,000,000	948,460
Republic of Poland Government International Bond	4.88	10/04/33	1,400,000	1,300,187
Republic of Poland Government International Bond	5.50	11/16/27	950,000	956,735
Republic of Poland Government International Bond	5.75	11/16/32	900,000	894,064
Republic of South Africa Government International Bond	4.30	10/12/28	1,050,000	906,937
Republic of South Africa Government International Bond	4.85	09/27/27	450,000	415,969
Republic of South Africa Government International Bond	4.85	09/30/29	950,000	809,875
Republic of South Africa Government International Bond	4.88	04/14/26	550,000	524,562
Republic of South Africa Government International Bond	5.88	09/16/25	900,000	889,065
Republic of South Africa Government International Bond	5.88	06/22/30	625,000	550,000
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	528,906
Romanian Government International Bond	3.00	02/27/27	850,000	772,143
Romanian Government International Bond	3.00	02/14/31	800,000	634,984
Romanian Government International Bond	3.63	03/27/32	650,000	515,629
Romanian Government International Bond	5.25	11/25/27	600,000	581,626
Romanian Government International Bond	6.63	02/17/28	650,000	652,301
Romanian Government International Bond	7.13	01/17/33	920,000	915,060
Saudi Government International Bond	2.25	02/02/33	650,000	489,938
Saudi Government International Bond	2.50	02/03/27	275,000	249,906
Saudi Government International Bond	2.75	02/03/32	225,000	181,969

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Saudi Government International Bond	2.90	10/22/25	$350,000	$331,550
Saudi Government International Bond	3.25	10/26/26	900,000	843,750
Saudi Government International Bond	3.25	10/22/30	350,000	300,563
Saudi Government International Bond	3.63	03/04/28	1,100,000	1,018,875
Saudi Government International Bond	4.00	04/17/25	800,000	778,792
Saudi Government International Bond	4.38	04/16/29	850,000	799,000
Saudi Government International Bond	4.50	04/17/30	500,000	468,750
Saudi Government International Bond	4.75	01/18/28	725,000	703,250
Saudi Government International Bond	4.88	07/18/33	475,000	443,531
Saudi Government International Bond	5.50	10/25/32	500,000	490,625
Senegal Government International Bond	6.25	05/23/33	625,000	497,656
Serbia International Bond	2.13	12/01/30	700,000	515,204
Serbia International Bond	6.50	09/26/33	550,000	517,760
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	202,781
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	172,375
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	190,250
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	232,048
Sri Lanka Government International Bond(2)	5.75	04/18/23	725,000	379,175
Sri Lanka Government International Bond(2)	6.20	05/11/27	900,000	450,639
Sri Lanka Government International Bond(2)	6.75	04/18/28	725,000	363,805
Sri Lanka Government International Bond(2)	6.85	03/14/24	600,000	310,992
Sri Lanka Government International Bond(2)	6.85	11/03/25	1,300,000	673,231
Sri Lanka Government International Bond(2)	7.55	03/28/30	1,675,000	840,415
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	573,660
Tunisian Republic International Bond	5.75	01/30/25	575,000	401,781
Turkiye Government International Bond	4.25	03/13/25	425,000	406,937
Turkiye Government International Bond	4.25	04/14/26	325,000	299,406
Turkiye Government International Bond	4.75	01/26/26	300,000	282,375
Turkiye Government International Bond	4.88	10/09/26	550,000	508,062
Turkiye Government International Bond	5.13	02/17/28	425,000	377,719
Turkiye Government International Bond	5.25	03/13/30	425,000	352,219
Turkiye Government International Bond	5.60	11/14/24	500,000	493,750
Turkiye Government International Bond	5.88	06/26/31	375,000	312,656
Turkiye Government International Bond	5.95	01/15/31	500,000	422,500
Turkiye Government International Bond	6.00	03/25/27	700,000	659,750
Turkiye Government International Bond	6.13	10/24/28	600,000	546,000
Turkiye Government International Bond	6.35	08/10/24	425,000	423,406
Turkiye Government International Bond	6.38	10/14/25	500,000	488,125
Turkiye Government International Bond	6.50	09/20/33	300,000	252,750
Turkiye Government International Bond	7.38	02/05/25	650,000	654,875
Turkiye Government International Bond	7.63	04/26/29	850,000	812,812
Turkiye Government International Bond	8.60	09/24/27	425,000	431,906
Turkiye Government International Bond	9.13	07/13/30	400,000	400,500
Turkiye Government International Bond	9.38	03/14/29	450,000	459,562
Turkiye Government International Bond	9.38	01/19/33	450,000	451,125
Turkiye Government International Bond	9.88	01/15/28	725,000	761,250
Turkiye Government International Bond	11.88	01/15/30	325,000	375,375
UAE Government International Bond	2.00	10/19/31	225,000	177,050

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount		Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
UAE Government International Bond	4.05	07/07/32		$450,000	$411,047
UAE Government International Bond	4.92	09/25/33		200,000	192,938
Ukraine Government International Bond	6.88	05/21/31		1,000,000	250,500
Ukraine Government International Bond	7.75	09/01/25		775,000	239,766
Ukraine Government International Bond	7.75	09/01/26		750,000	218,274
Ukraine Government International Bond	7.75	09/01/27		800,000	230,400
Ukraine Government International Bond	7.75	09/01/28		750,000	213,000
Ukraine Government International Bond	7.75	09/01/29		750,000	211,500
Ukraine Government International Bond	9.75	11/01/30		950,000	279,300
Uruguay Government International Bond	4.38	10/27/27		825,000	816,832
Uruguay Government International Bond	4.38	01/23/31		1,175,000	1,110,559
Uruguay Government International Bond	5.75	10/28/34		850,000	851,275
Vietnam Government International Bond	4.80	11/19/24		600,000	589,122
Zambia Government International Bond(2)	8.50	04/14/24		600,000	369,750
Zambia Government International Bond(2)	8.97	07/30/27		700,000	429,078
					153,476,195
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $163,807,361)					159,332,793

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
ANZ National Bank, London	4.68	11/01/23		896,458	896,458
Citibank, London	2.85	11/01/23	EUR	671	709
TOTAL SHORT-TERM INVESTMENTS (Cost - $897,167)					897,167

TOTAL INVESTMENTS – 98.7% (Cost - $186,402,427)					$180,951,739
OTHER ASSETS LESS LIABILITIES – 1.3%					2,467,029
NET ASSETS – 100.0%					$183,418,768

ZCP	Indicates a zero coupon rate.
EUR	Euro.

(1)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2023.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

October 31, 2023

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of October 31, 2023:

Country	Percent of Net Assets
Angola	1.4%
Argentina	1.8%
Azerbaijan	0.9%
Bahrain	3.8%
Bolivia	0.2%
Brazil	3.5%
British Virgin Islands	1.4%
Cayman Islands	3.3%
Chile	1.5%
China	2.0%
Colombia	2.2%
Costa Rica	0.8%
Dominican Republic	3.2%
Ecuador	1.5%
Egypt	2.2%
Ethiopia	0.2%
Ghana	1.1%
Hong Kong	0.5%
Hungary	2.8%
India	1.4%
Indonesia	4.2%
Iraq	0.2%
Ivory Coast	0.3%
Jamaica	0.4%
Jordan	1.3%
Kazakhstan	1.3%
Kenya	1.4%
Kuwait	1.4%
Lebanon	0.2%
Country	Percent of Net Assets
Malaysia	1.9%
Mexico	4.1%
Morocco	1.0%
Nigeria	2.7%
Oman	4.2%
Pakistan	0.9%
Panama	1.4%
Paraguay	0.3%
Peru	1.0%
Philippines	2.9%
Poland	3.0%
Qatar	3.1%
Romania	2.2%
Saudi Arabia	3.9%
Senegal	0.3%
Serbia	0.6%
South Africa	3.3%
Sri Lanka	1.6%
Trinidad and Tobago	0.3%
Tunisia	0.2%
Turkey	6.5%
Ukraine	0.9%
United Arab Emirates	3.3%
Uruguay	1.5%
Vietnam	0.3%
Zambia	0.4%
Other*	1.8%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
SHORT-TERM INVESTMENTS – 102.0%
GOVERNMENT OBLIGATIONS – 101.9%
U.S. Treasury Bill	ZCP	11/02/23	$26,342,100	$26,338,273
U.S. Treasury Bill	ZCP	11/07/23	3,708,800	3,705,543
U.S. Treasury Bill	ZCP	11/09/23	25,013,500	24,984,073
U.S. Treasury Bill	ZCP	11/14/23	7,312,700	7,298,763
U.S. Treasury Bill	ZCP	11/16/23	18,070,600	18,030,985
U.S. Treasury Bill	ZCP	11/21/23	8,697,200	8,671,629
U.S. Treasury Bill	ZCP	11/24/23	3,481,900	3,470,147
U.S. Treasury Bill	ZCP	11/28/23	19,025,400	18,949,955
U.S. Treasury Bill	ZCP	11/30/23	27,289,100	27,172,958
U.S. Treasury Bill	ZCP	12/05/23	12,271,400	12,210,273
U.S. Treasury Bill	ZCP	12/07/23	22,798,900	22,678,575
U.S. Treasury Bill	ZCP	12/12/23	12,448,200	12,373,274
U.S. Treasury Bill	ZCP	12/14/23	20,681,800	20,551,240
U.S. Treasury Bill	ZCP	12/19/23	12,944,400	12,852,792
U.S. Treasury Bill	ZCP	12/21/23	17,186,200	17,059,754
U.S. Treasury Bill	ZCP	12/28/23	57,171,900	56,691,059
U.S. Treasury Bill	ZCP	01/02/24	6,524,300	6,464,778
U.S. Treasury Bill	ZCP	01/04/24	7,212,300	7,144,438
U.S. Treasury Bill	ZCP	01/09/24	7,031,800	6,960,745
U.S. Treasury Bill	ZCP	01/11/24	9,174,300	9,078,517
U.S. Treasury Bill	ZCP	01/16/24	3,021,000	2,987,183
U.S. Treasury Bill	ZCP	01/18/24	9,708,700	9,597,121
U.S. Treasury Bill	ZCP	01/23/24	1,005,000	992,702
U.S. Treasury Bill	ZCP	01/25/24	49,540,300	48,921,188
U.S. Treasury Bill	ZCP	01/30/24	1,005,000	991,691
U.S. Treasury Bill	ZCP	02/01/24	1,005,000	991,375
U.S. Treasury Bill	ZCP	02/08/24	5,935,500	5,849,127
U.S. Treasury Bill	ZCP	02/15/24	5,009,200	4,930,993
U.S. Treasury Bill	ZCP	02/22/24	41,324,800	40,636,385
U.S. Treasury Bill	ZCP	03/07/24	4,138,500	4,060,990
U.S. Treasury Bill	ZCP	03/21/24	36,331,100	35,575,572
U.S. Treasury Bill	ZCP	04/18/24	41,824,400	40,782,151
U.S. Treasury Bill	ZCP	05/16/24	94,138,600	91,444,564
U.S. Treasury Bill	ZCP	06/13/24	99,520,600	96,313,351
U.S. Treasury Bill	ZCP	07/11/24	99,625,300	96,027,806
U.S. Treasury Bill	ZCP	08/08/24	104,801,300	100,558,760
U.S. Treasury Bill	ZCP	09/05/24	109,852,700	104,973,347
U.S. Treasury Bill	ZCP	10/03/24	115,000,000	109,434,095
TOTAL GOVERNMENT OBLIGATIONS (Cost - $1,118,182,480)				1,117,756,172

TIME DEPOSITS – 0.1%
Sumitomo Mitsui Trust Bank, London	4.68	11/01/23	687,779	687,779
TOTAL TIME DEPOSITS (Cost - $687,779)				687,779
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,118,870,259)				1,118,443,951

TOTAL INVESTMENTS – 102.0% (Cost - $1,118,870,259)				$1,118,443,951
OTHER ASSETS LESS LIABILITIES – (2.0)%				(21,558,950)
NET ASSETS – 100.0%				$1,096,885,001

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Note	0.25	05/15/24	$23,114,200	$22,477,657
U.S. Treasury Note	0.25	06/15/24	7,544,300	7,304,710
U.S. Treasury Note	0.38	07/15/24	6,788,900	6,551,819
U.S. Treasury Note	0.38	08/15/24	9,027,000	8,674,030
U.S. Treasury Note	0.38	09/15/24	9,019,900	8,630,388
U.S. Treasury Note	0.38	04/30/25	9,750,000	9,075,498
U.S. Treasury Note	0.50	03/31/25	9,402,200	8,797,484
U.S. Treasury Note	0.63	10/15/24	19,500,100	18,630,594
U.S. Treasury Note	0.75	11/15/24	13,250,200	12,629,873
U.S. Treasury Note	1.00	12/15/24	12,575,900	11,981,492
U.S. Treasury Note	1.13	01/15/25	11,783,600	11,210,991
U.S. Treasury Note	1.13	02/28/25	7,538,700	7,137,912
U.S. Treasury Note	1.25	08/31/24	7,110,400	6,868,202
U.S. Treasury Note	1.38	01/31/25	6,524,700	6,216,816
U.S. Treasury Note	1.50	09/30/24	6,264,900	6,045,628
U.S. Treasury Note	1.50	10/31/24	4,550,800	4,377,567
U.S. Treasury Note	1.50	11/30/24	7,972,300	7,645,934
U.S. Treasury Note	1.50	02/15/25	11,545,800	11,001,434
U.S. Treasury Note	1.75	06/30/24	6,165,400	6,014,878
U.S. Treasury Note	1.75	07/31/24	7,620,900	7,413,409
U.S. Treasury Note	1.75	12/31/24	7,425,200	7,124,421
U.S. Treasury Note	1.75	03/15/25	11,491,600	10,960,113
U.S. Treasury Note	1.88	08/31/24	4,476,700	4,346,071
U.S. Treasury Note	2.00	05/31/24	5,592,300	5,481,874
U.S. Treasury Note	2.00	06/30/24	9,111,700	8,905,619
U.S. Treasury Note	2.00	02/15/25	12,801,500	12,277,689
U.S. Treasury Note	2.13	07/31/24	1,071,600	1,045,438
U.S. Treasury Note	2.13	09/30/24	1,286,900	1,248,972
U.S. Treasury Note	2.13	11/30/24	5,318,500	5,135,573
U.S. Treasury Note	2.13	05/15/25	11,825,000	11,292,182
U.S. Treasury Note	2.25	10/31/24	3,213,400	3,114,488
U.S. Treasury Note	2.25	11/15/24	13,861,700	13,417,963
U.S. Treasury Note	2.25	12/31/24	6,051,200	5,839,644
U.S. Treasury Note	2.38	08/15/24	12,837,000	12,528,862
U.S. Treasury Note	2.50	05/15/24	5,303,300	5,219,607
U.S. Treasury Note	2.50	05/31/24	19,500,300	19,170,852
U.S. Treasury Note	2.50	01/31/25	6,022,200	5,818,598
U.S. Treasury Note	2.63	03/31/25	3,229,000	3,113,652
U.S. Treasury Note	2.63	04/15/25	11,043,800	10,641,737
U.S. Treasury Note	2.75	02/28/25	6,023,500	5,827,501
U.S. Treasury Note	2.75	05/15/25	10,500,000	10,120,195
U.S. Treasury Note	2.88	04/30/25	5,895,200	5,697,043
U.S. Treasury Note	3.00	06/30/24	11,728,100	11,537,976
U.S. Treasury Note	3.00	07/31/24	34,798,000	34,165,247
U.S. Treasury Note	3.25	08/31/24	20,875,000	20,495,825
U.S. Treasury Note	3.88	03/31/25	10,026,000	9,838,600
U.S. Treasury Note	3.88	04/30/25	9,713,400	9,526,341
U.S. Treasury Note	4.13	01/31/25	10,574,000	10,422,412

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)

October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.1% (Continued)
U.S. Treasury Note	4.25	09/30/24	$13,597,700	$13,452,162
U.S. Treasury Note	4.25	12/31/24	9,751,600	9,627,420
U.S. Treasury Note	4.25	05/31/25	9,800,000	9,659,699
U.S. Treasury Note	4.38	10/31/24	17,303,700	17,123,566
U.S. Treasury Note	4.50	11/30/24	9,786,200	9,690,058
U.S. Treasury Note	4.63	02/28/25	10,083,100	9,996,448
TOTAL GOVERNMENT OBLIGATIONS (Cost - $523,829,991)				522,550,164

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo Mitsui Trust Bank, London	4.68	11/01/23	1,547,559	1,547,559
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,547,559)				1,547,559

TOTAL INVESTMENTS – 99.4% (Cost - $525,377,550)				$524,097,723
OTHER ASSETS LESS LIABILITIES – 0.6%				3,128,850
NET ASSETS – 100.0%				$527,226,573

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	6.50	11/15/26	$108,000	$112,814
U.S. Treasury Bond	6.63	02/15/27	90,400	95,146
U.S. Treasury Note	0.25	05/31/25	756,000	699,728
U.S. Treasury Note	0.25	07/31/25	2,749,400	2,526,870
U.S. Treasury Note	0.25	08/31/25	1,372,800	1,257,265
U.S. Treasury Note	0.25	09/30/25	1,200,000	1,095,609
U.S. Treasury Note	0.25	10/31/25	1,917,400	1,743,860
U.S. Treasury Note	0.38	04/30/25	972,000	904,757
U.S. Treasury Note	0.38	11/30/25	2,921,700	2,655,209
U.S. Treasury Note	0.38	12/31/25	1,720,000	1,558,884
U.S. Treasury Note	0.38	01/31/26	2,389,000	2,156,259
U.S. Treasury Note	0.50	03/31/25	1,061,100	992,854
U.S. Treasury Note	0.50	02/28/26	1,891,000	1,706,406
U.S. Treasury Note	0.63	07/31/26	1,917,000	1,708,526
U.S. Treasury Note	0.75	11/15/24	1,361,300	1,297,569
U.S. Treasury Note	0.75	03/31/26	2,293,000	2,077,404
U.S. Treasury Note	0.75	04/30/26	2,385,500	2,153,007
U.S. Treasury Note	0.75	05/31/26	2,313,200	2,080,434
U.S. Treasury Note	0.75	08/31/26	2,061,700	1,837,410
U.S. Treasury Note	0.88	06/30/26	1,710,800	1,541,324
U.S. Treasury Note	0.88	09/30/26	1,958,600	1,748,892
U.S. Treasury Note	1.00	12/15/24	1,139,000	1,085,164
U.S. Treasury Note	1.13	01/15/25	1,697,400	1,614,917
U.S. Treasury Note	1.13	10/31/26	1,944,000	1,742,538
U.S. Treasury Note	1.25	11/30/26	2,000,000	1,794,297
U.S. Treasury Note	1.38	01/31/25	382,000	363,974
U.S. Treasury Note	1.38	08/31/26	775,800	704,069
U.S. Treasury Note	1.50	11/30/24	1,076,200	1,032,143
U.S. Treasury Note	1.50	02/15/25	4,875,700	4,645,818
U.S. Treasury Note	1.50	08/15/26	1,743,000	1,589,398
U.S. Treasury Note	1.63	02/15/26	2,102,000	1,949,769
U.S. Treasury Note	1.63	05/15/26	2,286,000	2,105,978
U.S. Treasury Note	1.63	09/30/26	627,600	572,759
U.S. Treasury Note	1.63	10/31/26	782,600	712,166
U.S. Treasury Note	1.63	11/30/26	770,600	699,771
U.S. Treasury Note	1.75	12/31/24	810,800	777,956
U.S. Treasury Note	1.75	03/15/25	3,322,000	3,168,358
U.S. Treasury Note	1.75	12/31/26	800,000	727,469
U.S. Treasury Note	1.88	06/30/26	696,000	643,963
U.S. Treasury Note	1.88	07/31/26	1,433,000	1,321,887
U.S. Treasury Note	2.00	02/15/25	513,400	492,393
U.S. Treasury Note	2.00	11/15/26	1,756,200	1,614,263
U.S. Treasury Note	2.13	11/30/24	540,000	521,427
U.S. Treasury Note	2.13	05/15/25	500,000	477,471
U.S. Treasury Note	2.13	05/31/26	1,606,300	1,497,749
U.S. Treasury Note	2.25	12/31/24	500,000	482,520
U.S. Treasury Note	2.25	11/15/25	2,047,600	1,937,542
U.S. Treasury Note	2.50	01/31/25	400,000	386,477

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	2.50	02/28/26	$226,000	$213,791
U.S. Treasury Note	2.63	04/15/25	1,156,600	1,114,493
U.S. Treasury Note	2.63	12/31/25	200,000	190,250
U.S. Treasury Note	2.75	02/28/25	573,000	554,355
U.S. Treasury Note	2.75	05/15/25	2,759,000	2,659,202
U.S. Treasury Note	2.88	06/15/25	2,157,400	2,080,543
U.S. Treasury Note	3.00	07/15/25	2,538,400	2,449,655
U.S. Treasury Note	3.13	08/15/25	3,069,000	2,964,462
U.S. Treasury Note	3.50	09/15/25	1,000,000	971,445
U.S. Treasury Note	3.63	05/15/26	1,363,100	1,320,397
U.S. Treasury Note	3.75	04/15/26	1,911,000	1,857,552
U.S. Treasury Note	3.88	04/30/25	708,000	694,365
U.S. Treasury Note	3.88	01/15/26	135,600	132,395
U.S. Treasury Note	4.00	12/15/25	1,083,000	1,060,494
U.S. Treasury Note	4.00	02/15/26	3,090,400	3,023,522
U.S. Treasury Note	4.13	06/15/26	407,000	398,892
U.S. Treasury Note	4.25	12/31/24	1,499,000	1,479,911
U.S. Treasury Note	4.25	05/31/25	674,600	664,942
U.S. Treasury Note	4.25	10/15/25	1,853,900	1,825,186
U.S. Treasury Note	4.38	08/15/26	1,430,000	1,409,611
U.S. Treasury Note	4.50	11/30/24	884,800	876,108
U.S. Treasury Note	4.50	11/15/25	430,000	425,364
U.S. Treasury Note	4.50	07/15/26	1,396,300	1,381,028
U.S. Treasury Note	4.63	06/30/25	1,026,800	1,018,116
U.S. Treasury Note	4.63	03/15/26	1,634,600	1,621,447
U.S. Treasury Note	4.63	09/15/26	1,401,000	1,390,711
U.S. Treasury Note	4.63	10/15/26	1,600,000	1,588,063
U.S. Treasury Note	5.00	08/31/25	750,000	748,491
U.S. Treasury Note	5.00	09/30/25	1,100,000	1,098,023
TOTAL GOVERNMENT OBLIGATIONS (Cost - $105,055,365)				103,825,277

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo Mitsui Trust Bank, London	4.68	11/01/23	314,373	314,373
TOTAL SHORT-TERM INVESTMENTS (Cost - $314,373)				314,373

TOTAL INVESTMENTS – 99.2% (Cost - $105,369,738)				$104,139,650
OTHER ASSETS LESS LIABILITIES – 0.8%				889,880
NET ASSETS – 100.0%				$105,029,530

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Note	0.38	11/30/25	$981,600	$892,067
U.S. Treasury Note	0.38	12/31/25	523,600	474,553
U.S. Treasury Note	0.38	01/31/26	1,214,200	1,095,910
U.S. Treasury Note	0.38	07/31/27	407,200	345,118
U.S. Treasury Note	0.38	09/30/27	543,200	457,137
U.S. Treasury Note	0.50	02/28/26	535,600	483,316
U.S. Treasury Note	0.50	04/30/27	375,200	322,965
U.S. Treasury Note	0.50	06/30/27	214,400	183,312
U.S. Treasury Note	0.50	08/31/27	375,200	318,495
U.S. Treasury Note	0.50	10/31/27	513,800	433,097
U.S. Treasury Note	0.63	07/31/26	1,149,800	1,024,759
U.S. Treasury Note	0.63	11/30/27	517,200	436,812
U.S. Treasury Note	0.63	12/31/27	600,000	505,172
U.S. Treasury Note	0.75	03/31/26	877,400	794,904
U.S. Treasury Note	0.75	04/30/26	1,134,000	1,023,479
U.S. Treasury Note	0.75	05/31/26	830,200	746,661
U.S. Treasury Note	0.75	08/31/26	722,500	643,900
U.S. Treasury Note	0.88	06/30/26	1,120,200	1,009,230
U.S. Treasury Note	0.88	09/30/26	776,400	693,271
U.S. Treasury Note	1.13	10/31/26	514,400	461,091
U.S. Treasury Note	1.13	02/28/27	171,600	152,141
U.S. Treasury Note	1.25	11/30/26	1,021,600	916,527
U.S. Treasury Note	1.25	12/31/26	573,400	513,439
U.S. Treasury Note	1.50	08/15/26	206,800	188,576
U.S. Treasury Note	1.50	01/31/27	862,600	775,969
U.S. Treasury Note	1.63	02/15/26	129,400	120,029
U.S. Treasury Note	1.63	05/15/26	230,200	212,072
U.S. Treasury Note	1.63	10/31/26	273,400	248,794
U.S. Treasury Note	1.63	11/30/26	181,000	164,364
U.S. Treasury Note	1.88	02/28/27	863,000	784,150
U.S. Treasury Note	2.00	11/15/26	562,600	517,131
U.S. Treasury Note	2.25	02/15/27	225,000	207,237
U.S. Treasury Note	2.25	08/15/27	514,400	468,024
U.S. Treasury Note	2.25	11/15/27	476,800	431,392
U.S. Treasury Note	2.38	05/15/27	362,000	332,786
U.S. Treasury Note	2.50	03/31/27	300,000	277,945
U.S. Treasury Note	2.63	05/31/27	614,400	569,328
U.S. Treasury Note	2.75	04/30/27	750,000	699,229
U.S. Treasury Note	2.75	07/31/27	754,400	699,853
U.S. Treasury Note	2.75	02/15/28	650,000	597,441
U.S. Treasury Note	3.13	08/31/27	562,600	528,558
U.S. Treasury Note	3.25	06/30/27	1,053,200	996,591
U.S. Treasury Note	3.50	01/31/28	413,800	392,464
U.S. Treasury Note	3.63	05/15/26	350,000	339,035
U.S. Treasury Note	3.63	03/31/28	488,800	465,296
U.S. Treasury Note	3.88	01/15/26	375,200	366,333
U.S. Treasury Note	3.88	11/30/27	482,000	464,471
U.S. Treasury Note	3.88	12/31/27	401,800	387,046

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
October 31, 2023

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.1% (Continued)
U.S. Treasury Note	4.00	02/15/26	$375,200	$367,080
U.S. Treasury Note	4.00	02/29/28	491,400	475,314
U.S. Treasury Note	4.13	06/15/26	600,000	588,047
U.S. Treasury Note	4.13	09/30/27	528,200	514,314
U.S. Treasury Note	4.13	10/31/27	616,200	599,592
U.S. Treasury Note	4.38	08/15/26	206,800	203,852
U.S. Treasury Note	4.50	07/15/26	206,800	204,538
U.S. Treasury Note	4.63	03/15/26	348,200	345,398
U.S. Treasury Note	4.63	09/15/26	200,000	198,531
TOTAL GOVERNMENT OBLIGATIONS (Cost - $29,234,758)				28,658,136

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
ANZ National Bank, London	4.68	11/01/23	107,941	107,941
TOTAL SHORT-TERM INVESTMENTS (Cost - $107,941)				107,941

TOTAL INVESTMENTS – 99.5% (Cost - $29,342,699)				$28,766,077
OTHER ASSETS LESS LIABILITIES – 0.5%				154,754
NET ASSETS – 100.0%				$28,920,831

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.25	02/15/29	$50,600	$51,428
U.S. Treasury Note	0.75	01/31/28	1,250,000	1,054,736
U.S. Treasury Note	1.00	07/31/28	799,900	669,979
U.S. Treasury Note	1.13	02/29/28	607,800	520,049
U.S. Treasury Note	1.13	08/31/28	455,800	383,068
U.S. Treasury Note	1.25	03/31/28	1,309,000	1,123,132
U.S. Treasury Note	1.25	04/30/28	1,102,400	943,413
U.S. Treasury Note	1.25	05/31/28	506,500	432,048
U.S. Treasury Note	1.25	06/30/28	840,800	715,107
U.S. Treasury Note	1.25	09/30/28	857,300	722,878
U.S. Treasury Note	1.38	10/31/28	802,000	678,599
U.S. Treasury Note	1.38	12/31/28	639,600	538,163
U.S. Treasury Note	1.50	11/30/28	730,200	620,328
U.S. Treasury Note	1.50	02/15/30	1,453,800	1,188,936
U.S. Treasury Note	1.63	08/15/29	790,400	662,917
U.S. Treasury Note	1.75	01/31/29	597,000	511,135
U.S. Treasury Note	1.75	11/15/29	798,300	670,447
U.S. Treasury Note	1.88	02/28/29	560,400	481,900
U.S. Treasury Note	2.38	03/31/29	513,500	452,281
U.S. Treasury Note	2.38	05/15/29	1,421,000	1,249,203
U.S. Treasury Note	2.63	02/15/29	673,300	602,998
U.S. Treasury Note	2.63	07/31/29	553,400	490,559
U.S. Treasury Note	2.75	05/31/29	1,347,800	1,207,123
U.S. Treasury Note	2.88	05/15/28	253,200	232,944
U.S. Treasury Note	2.88	08/15/28	1,098,900	1,006,094
U.S. Treasury Note	2.88	04/30/29	536,400	484,394
U.S. Treasury Note	3.13	11/15/28	405,200	373,718
U.S. Treasury Note	3.13	08/31/29	1,503,900	1,367,962
U.S. Treasury Note	3.25	06/30/29	924,900	849,354
U.S. Treasury Note	3.50	04/30/28	961,500	909,857
U.S. Treasury Note	3.50	01/31/30	1,015,000	937,805
U.S. Treasury Note	3.50	04/30/30	867,600	799,582
U.S. Treasury Note	3.63	03/31/30	1,102,500	1,024,162
U.S. Treasury Note	3.75	05/31/30	866,400	809,678
U.S. Treasury Note	3.75	06/30/30	866,400	809,069
U.S. Treasury Note	3.88	09/30/29	746,600	706,820
U.S. Treasury Note	3.88	11/30/29	579,600	547,881
U.S. Treasury Note	3.88	12/31/29	1,250,400	1,181,042
U.S. Treasury Note	4.00	06/30/28	607,800	586,788
U.S. Treasury Note	4.00	10/31/29	1,441,000	1,372,553
U.S. Treasury Note	4.00	02/28/30	812,400	771,717
U.S. Treasury Note	4.00	07/31/30	1,086,000	1,028,900
U.S. Treasury Note	4.13	08/31/30	901,600	860,112
U.S. Treasury Note	4.38	08/31/28	531,800	521,683
U.S. Treasury Note	4.63	09/30/28	557,100	551,986
U.S. Treasury Note	4.63	09/30/30	911,700	896,458
U.S. Treasury Note	4.88	10/31/28	350,000	350,779
U.S. Treasury Note	4.88	10/31/30	1,175,000	1,172,797
TOTAL GOVERNMENT OBLIGATIONS (Cost - $37,655,569)				36,124,562

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Skandinaviska Enskilda Banken, Stockholm	4.68	11/01/23	$128,667	$128,667
TOTAL SHORT-TERM INVESTMENTS (Cost - $128,667)				128,667

TOTAL INVESTMENTS – 99.2% (Cost - $37,784,236)				$36,253,229
OTHER ASSETS LESS LIABILITIES – 0.8%				280,096
NET ASSETS – 100.0%				$36,533,325

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Note	0.63	05/15/30	$1,151,900	$878,324
U.S. Treasury Note	0.63	08/15/30	1,496,000	1,130,532
U.S. Treasury Note	0.88	11/15/30	1,544,200	1,180,951
U.S. Treasury Note	1.13	02/15/31	1,358,200	1,052,287
U.S. Treasury Note	1.25	08/15/31	5,377,600	4,119,746
U.S. Treasury Note	1.38	11/15/31	5,270,900	4,046,239
U.S. Treasury Note	1.50	02/15/30	1,906,200	1,558,914
U.S. Treasury Note	1.63	08/15/29	225,000	188,710
U.S. Treasury Note	1.63	05/15/31	1,528,300	1,217,267
U.S. Treasury Note	1.75	11/15/29	426,800	358,445
U.S. Treasury Note	1.88	02/15/32	4,878,000	3,877,248
U.S. Treasury Note	2.38	05/15/29	381,600	335,465
U.S. Treasury Note	2.63	07/31/29	1,156,100	1,024,819
U.S. Treasury Note	2.75	08/15/32	4,701,700	3,978,079
U.S. Treasury Note	2.88	05/15/32	4,745,600	4,072,689
U.S. Treasury Note	3.13	08/31/29	1,085,300	987,199
U.S. Treasury Note	3.25	06/30/29	785,800	721,616
U.S. Treasury Note	3.38	05/15/33	4,664,600	4,125,620
U.S. Treasury Note	3.50	01/31/30	533,500	492,925
U.S. Treasury Note	3.50	04/30/30	477,000	439,604
U.S. Treasury Note	3.50	02/15/33	4,651,200	4,164,641
U.S. Treasury Note	3.63	03/31/30	426,800	396,474
U.S. Treasury Note	3.75	05/31/30	533,500	498,572
U.S. Treasury Note	3.75	06/30/30	426,800	398,558
U.S. Treasury Note	3.88	11/30/29	470,100	444,373
U.S. Treasury Note	3.88	12/31/29	640,200	604,689
U.S. Treasury Note	3.88	08/15/33	4,945,300	4,552,380
U.S. Treasury Note	4.00	02/28/30	533,500	506,783
U.S. Treasury Note	4.00	07/31/30	426,800	404,360
U.S. Treasury Note	4.13	08/31/30	426,800	407,161
U.S. Treasury Note	4.13	11/15/32	4,600,900	4,335,270
U.S. Treasury Note	4.63	09/30/30	356,700	350,736
U.S. Treasury Note	4.88	10/31/30	150,000	149,719
TOTAL GOVERNMENT OBLIGATIONS (Cost - $55,167,372)				53,000,395

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Sumitomo Mitsui Trust Bank, London	4.68	11/01/23	49,199	49,199
TOTAL SHORT-TERM INVESTMENTS (Cost - $49,199)				49,199

TOTAL INVESTMENTS – 98.9% (Cost - $55,216,571)				$53,049,594
OTHER ASSETS LESS LIABILITIES – 1.1%				600,933
NET ASSETS – 100.0%				$53,650,527

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.88	02/15/41	$1,700,000	$1,048,422
U.S. Treasury Bond	2.25	05/15/41	2,213,800	1,452,114
U.S. Treasury Bond	2.38	02/15/42	1,550,000	1,024,090
U.S. Treasury Bond	2.75	08/15/42	582,600	407,957
U.S. Treasury Bond	2.75	11/15/42	873,200	608,852
U.S. Treasury Bond	2.88	05/15/43	1,165,200	824,743
U.S. Treasury Bond	3.00	05/15/42	644,000	471,881
U.S. Treasury Bond	3.13	02/15/42	664,000	498,311
U.S. Treasury Bond	3.13	02/15/43	768,400	568,556
U.S. Treasury Bond	3.25	05/15/42	1,603,600	1,221,492
U.S. Treasury Bond	3.38	08/15/42	1,335,800	1,033,888
U.S. Treasury Bond	3.38	05/15/44	855,400	651,106
U.S. Treasury Bond	3.63	08/15/43	874,600	697,835
U.S. Treasury Bond	3.63	02/15/44	907,400	720,674
U.S. Treasury Bond	3.75	08/15/41	428,200	354,536
U.S. Treasury Bond	3.88	08/15/40	630,200	535,670
U.S. Treasury Bond	3.88	02/15/43	1,881,800	1,564,834
U.S. Treasury Bond	3.88	05/15/43	1,415,800	1,175,778
U.S. Treasury Bond	4.00	11/15/42	1,516,800	1,285,844
U.S. Treasury Bond	4.25	05/15/39	403,600	364,627
U.S. Treasury Bond	4.25	11/15/40	526,400	468,743
U.S. Treasury Bond	4.38	02/15/38	233,600	217,832
U.S. Treasury Bond	4.38	05/15/40	574,800	522,215
U.S. Treasury Bond	4.38	08/15/43	941,400	839,390
U.S. Treasury Bond	4.50	02/15/36	170,200	164,137
U.S. Treasury Bond	4.50	05/15/38	258,200	243,031
U.S. Treasury Bond	4.63	02/15/40	1,376,000	1,290,968
U.S. Treasury Bond	4.75	02/15/41	654,600	619,620
U.S. Treasury Bond	5.00	05/15/37	181,800	182,297
U.S. Treasury Note	0.63	05/15/30	1,459,200	1,112,640
U.S. Treasury Note	0.63	08/15/30	1,834,600	1,386,413
U.S. Treasury Note	0.88	11/15/30	1,374,600	1,051,247
U.S. Treasury Note	1.13	02/15/31	1,612,800	1,249,542
U.S. Treasury Note	1.25	08/15/31	1,304,000	998,986
U.S. Treasury Note	1.38	11/15/31	3,036,000	2,330,604
U.S. Treasury Note	1.63	05/15/31	2,560,900	2,039,717
U.S. Treasury Note	1.88	02/15/32	1,335,500	1,061,514
U.S. Treasury Note	2.75	08/15/32	2,851,400	2,412,552
U.S. Treasury Note	2.88	05/15/32	2,720,000	2,334,313
U.S. Treasury Note	3.38	05/15/33	1,246,600	1,102,559
U.S. Treasury Note	3.50	02/15/33	2,097,200	1,877,813
U.S. Treasury Note	3.88	08/15/33	973,200	895,876
U.S. Treasury Note	4.13	11/15/32	1,080,400	1,018,024
TOTAL GOVERNMENT OBLIGATIONS (Cost - $45,039,658)				41,931,243

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.68	11/01/23	$32,949	$32,949
TOTAL SHORT-TERM INVESTMENTS (Cost - $32,949)				32,949

TOTAL INVESTMENTS – 98.5% (Cost - $45,072,607)				$41,964,192
OTHER ASSETS LESS LIABILITIES – 1.5%				646,256
NET ASSETS – 100.0%				$42,610,448

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2023

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bond	1.25	05/15/50	$1,890,000	$831,452
U.S. Treasury Bond	1.38	08/15/50	2,104,200	957,740
U.S. Treasury Bond	1.63	11/15/50	2,078,500	1,017,815
U.S. Treasury Bond	1.88	02/15/51	2,323,900	1,220,229
U.S. Treasury Bond	1.88	11/15/51	2,152,000	1,122,739
U.S. Treasury Bond	2.00	02/15/50	1,596,800	874,248
U.S. Treasury Bond	2.00	08/15/51	2,320,700	1,254,810
U.S. Treasury Bond	2.25	08/15/49	1,356,300	791,846
U.S. Treasury Bond	2.25	02/15/52	1,980,000	1,140,047
U.S. Treasury Bond	2.38	11/15/49	1,284,500	771,703
U.S. Treasury Bond	2.38	05/15/51	2,338,400	1,393,540
U.S. Treasury Bond	2.88	05/15/52	1,856,600	1,239,135
U.S. Treasury Bond	3.00	08/15/52	1,772,600	1,216,308
U.S. Treasury Bond	3.63	02/15/53	1,762,000	1,373,259
U.S. Treasury Strip	ZCP	02/15/44	961,400	331,533
U.S. Treasury Strip	ZCP	11/15/44	736,600	243,927
U.S. Treasury Strip	ZCP	02/15/45	345,000	112,907
U.S. Treasury Strip	ZCP	08/15/45	388,000	123,576
U.S. Treasury Strip	ZCP	02/15/46	714,200	221,793
U.S. Treasury Strip	ZCP	08/15/46	875,000	265,081
U.S. Treasury Strip	ZCP	05/15/47	250,000	73,003
U.S. Treasury Strip	ZCP	08/15/47	1,160,200	335,189
U.S. Treasury Strip	ZCP	11/15/47	925,300	264,614
U.S. Treasury Strip	ZCP	02/15/48	1,126,000	318,095
U.S. Treasury Strip	ZCP	08/15/48	1,276,000	353,641
U.S. Treasury Strip	ZCP	02/15/49	1,721,200	468,926
U.S. Treasury Strip	ZCP	05/15/49	2,066,600	559,839
U.S. Treasury Strip	ZCP	02/15/50	680,000	180,426
U.S. Treasury Strip	ZCP	05/15/50	1,716,400	451,058
U.S. Treasury Strip	ZCP	08/15/50	1,593,000	413,589
U.S. Treasury Strip	ZCP	11/15/50	1,902,100	489,679
U.S. Treasury Strip	ZCP	02/15/51	1,567,000	400,473
U.S. Treasury Strip	ZCP	05/15/51	725,000	183,629
U.S. Treasury Strip	ZCP	08/15/51	900,000	225,984
U.S. Treasury Strip	ZCP	11/15/51	2,026,000	504,561
U.S. Treasury Strip	ZCP	02/15/52	1,784,000	440,669
U.S. Treasury Strip	ZCP	08/15/52	1,751,000	427,730
U.S. Treasury Strip	ZCP	05/15/53	845,000	202,140
TOTAL GOVERNMENT OBLIGATIONS (Cost - $27,731,445)				22,796,933

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
ANZ National Bank, London	4.68	11/01/23	25,018	25,018
TOTAL SHORT-TERM INVESTMENTS (Cost - $25,018)				25,018

TOTAL INVESTMENTS – 98.8% (Cost - $27,756,463)				$22,821,951
OTHER ASSETS LESS LIABILITIES – 1.2%				267,543
NET ASSETS – 100.0%				$23,089,494

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

October 31, 2023

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$40,346,816	$28,955,787	$10,964,495	$29,035,363	$20,322,811
Cash	-	711	1,697	625	310
Receivable for investments sold	721,274	-	-	506,952	754,818
Interest income receivable	683,856	553,347	175,906	486,012	355,266
TOTAL ASSETS	41,751,946	29,509,845	11,142,098	30,028,952	21,433,205
LIABILITIES:
Due to custodian	1,004	-	-	-	-
Payable for investments purchased	893,842	106,277	150,372	614,568	912,040
Management fees payable (Note 3)	12,646	8,795	3,281	8,730	6,077
TOTAL LIABILITIES	907,492	115,072	153,653	623,298	918,117
NET ASSETS	$40,844,454	$29,394,773	$10,988,445	$29,405,654	$20,515,088

COMPONENTS OF NET ASSETS
Paid-in capital	42,397,945	30,698,703	12,313,806	30,399,382	21,058,788
Total distributable earnings/(accumulated loss)	(1,553,491)	(1,303,930)	(1,325,361)	(993,728)	(543,700)
NET ASSETS	$40,844,454	$29,394,773	$10,988,445	$29,405,654	$20,515,088

Shares outstanding	1,150,000	900,000	350,000	850,000	552,500
Net asset value, offering and redemption price per share	$35.52	$32.66	$31.40	$34.59	$37.13
Investment in securities, at cost	$42,088,416	$30,395,006	$11,781,964	$29,988,511	$20,811,420

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2023

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$22,368,727	$10,646,510	$28,601,185	(a)	$12,927,625	$48,200,625
Cash	388	303	32		449	1,870
Receivable for investments sold	39,576	35,222	-		131,496	964,477
Interest income receivable	411,793	150,973	-		220,386	749,266
Due from the Adviser	-	-	38,814		-	-
Due from Transfer Agent	-	-	26,757		-	-
TOTAL ASSETS	22,820,484	10,833,008	28,666,788		13,279,956	49,916,238
LIABILITIES:
Payable for investments purchased	98,376	187,238	-		223,418	832,800
Management fees payable (Note 3)	6,732	3,149	-		3,330	8,661
Administration fees payable (Note 3)	-	-	4,317		-	-
Legal fees payable	-	-	14,155		-	-
Trustees’ fees payable (Note 3)	-	-	4,963		-	-
Other accrued expenses payable	-	-	75,571		-	-
TOTAL LIABILITIES	105,108	190,387	99,006		226,748	841,461
NET ASSETS	$22,715,376	$10,642,621	$28,567,782		$13,053,208	$49,074,777

COMPONENTS OF NET ASSETS
Paid-in capital	23,397,571	11,186,387	88,587,762		13,819,684	51,928,576
Total distributable earnings/(accumulated loss)	(682,195)	(543,766)	(60,019,980)		(766,476)	(2,853,799)
NET ASSETS	$22,715,376	$10,642,621	$28,567,782		$13,053,208	$49,074,777

Shares outstanding	650,000	300,000	2,010,000		350,000	1,300,000
Net asset value, offering and redemption price per share	$34.95	$35.48	$14.21		$37.29	$37.75
Investment in securities, at cost	$23,080,938	$11,178,596	$29,394,815	(a)	$13,543,124	$50,613,128

(a)	For the BondBloxx USD High Yield Bond Sector Rotation ETF, $28,470,152 is invested in affiliated investment companies of the BondBloxx ETF Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2023

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$19,552,094	$180,951,739	$1,118,443,951	$524,097,723	$104,139,650
Cash	456	-	16,860	2,381	632
Foreign currency, at value	-	2	-	-	-
Receivable for investments sold	-	3,595,233	87,892,974	55,133,940	11,982,700
Interest income receivable	510,268	2,259,462	-	2,849,597	558,407
TOTAL ASSETS	20,062,818	186,806,436	1,206,353,785	582,083,641	116,681,389
LIABILITIES:
Due to custodian	-	21,752	-	-	-
Payable for investments purchased	376,991	3,321,267	109,440,989	54,842,696	11,647,273
Management fees payable (Note 3)	5,418	44,649	27,795	14,372	4,586
TOTAL LIABILITIES	382,409	3,387,668	109,468,784	54,857,068	11,651,859
NET ASSETS	$19,680,409	$183,418,768	$1,096,885,001	$527,226,573	$105,029,530

COMPONENTS OF NET ASSETS
Paid-in capital	20,949,221	188,877,985	1,093,229,065	527,382,821	106,587,874
Total distributable earnings/(accumulated loss)	(1,268,812)	(5,459,217)	3,655,936	(156,248)	(1,558,344)
NET ASSETS	$19,680,409	$183,418,768	$1,096,885,001	$527,226,573	$105,029,530

Shares outstanding	550,000	4,750,000	21,810,000	10,600,000	2,150,000
Net asset value, offering and redemption price per share	$35.78	$38.61	$50.29	$49.74	$48.85
Investment in securities, at cost	$20,671,452	$186,402,427	$1,118,870,259	$525,377,550	$105,369,738
Foreign currency, at cost	$-	$709	$-	$-	$-

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2023

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$28,766,077	$36,253,229	$53,049,594	$41,964,192	$22,821,951
Cash	335	204	173	194	151
Receivable for investments sold	2,450,396	2,573,073	2,286,577	3,280,926	3,934,905
Receivable for shares created	-	-	23,488,868	-	-
Interest income receivable	138,836	221,929	504,172	475,691	182,258
TOTAL ASSETS	31,355,644	39,048,435	79,329,384	45,721,003	26,939,265
LIABILITIES:
Payable for investments purchased	2,433,612	2,513,573	25,677,609	3,107,905	3,847,251
Management fees payable (Note 3)	1,201	1,537	1,248	2,650	2,520
TOTAL LIABILITIES	2,434,813	2,515,110	25,678,857	3,110,555	3,849,771
NET ASSETS	$28,920,831	$36,533,325	$53,650,527	$42,610,448	$23,089,494

COMPONENTS OF NET ASSETS
Paid-in capital	29,799,321	38,707,832	56,319,552	46,977,481	30,423,290
Total distributable earnings/(accumulated loss)	(878,490)	(2,174,507)	(2,669,025)	(4,367,033)	(7,333,796)
NET ASSETS	$28,920,831	$36,533,325	$53,650,527	$42,610,448	$23,089,494

Shares outstanding	600,000	780,000	1,190,000	990,000	630,000
Net asset value, offering and redemption price per share	$48.20	$46.84	$45.08	$43.04	$36.65
Investment in securities, at cost	$29,342,699	$37,784,236	$55,216,571	$45,072,607	$27,756,463

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations
For the Year Ended October 31, 2023

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$1,358,158	$1,025,683	$495,310	$913,333	$725,428
Total income	1,358,158	1,025,683	495,310	913,333	725,428
EXPENSES:
Management fees (Note 3)	62,689	40,096	20,209	39,649	35,251
Total Expenses	62,689	40,096	20,209	39,649	35,251
NET INVESTMENT INCOME/(LOSS)	1,295,469	985,587	475,101	873,684	690,177

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(262,560)	(285,345)	(630,266)	(342,114)	(286,942)
Net realized gain/(loss)	(262,560)	(285,345)	(630,266)	(342,114)	(286,942)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(1,326,269)	(950,315)	6,287	(504,288)	(86,272)
Change in unrealized appreciation/(depreciation)	(1,326,269)	(950,315)	6,287	(504,288)	(86,272)
Net Realized and Unrealized Gain/(Loss) on Investments	(1,588,829)	(1,235,660)	(623,979)	(846,402)	(373,214)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(293,360)	$(250,073)	$(148,878)	$27,282	$316,963

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2023

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF(1)(2)	BondBloxx USD High Yield Bond Sector Rotation ETF(2)(3)	BondBloxx B Rated USD High Yield Corporate Bond ETF
INVESTMENT INCOME:
Interest income	$970,795	$395,761	$453,520	$2,258,474	$996,731
Affiliated dividend income	-	-	172,258	-	-
Total income	970,795	395,761	625,778	2,258,474	996,731
EXPENSES:
Management fees (Note 3)	43,109	20,692	45,348	131,659	35,401
Trustees’ fees (Note 3)	-	-	4,569	9,655	-
Administration fees (Note 3)	-	-	1,905	41,854	-
Audit fess	-	-	7,076	57,750	-
Legal fees	-	-	3,680	35,000	-
Pricing fees	-	-	23,726	20,965	-
Custodian fees	-	-	2,282	17,732	-
Registration fees	-	-	(38,308)	13,785	-
Shareholder reporting fees	-	-	4,773	6,903	-
Insurance expense	-	-	1,935	6,896	-
Professional fees	-	-	19,695	6,000	-
Other expenses	-	-	14,417	35,910	-
Total Expenses	43,109	20,692	91,098	384,109	35,401
Fee waiver and expense reimbursement	-	-	(49,340)	(227,045)	-
Net Expenses	43,109	20,692	41,758	157,064	35,401
NET INVESTMENT INCOME/(LOSS)	927,686	375,069	584,020	2,101,410	961,330

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Unaffiliated investments in securities	(578,968)	(360,001)	(471,042)	(2,145,701)	(201,007)
Affiliated investments in securities	-	-	(44,503)	-	-
Net realized gain/(loss)	(578,968)	(360,001)	(515,545)	(2,145,701)	(201,007)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated investments in securities	110,662	64,831	364,570	2,220,850	(194,628)
Affiliated investments in securities	-	-	(793,631)	-	-
Change in unrealized appreciation/(depreciation)	110,662	64,831	(429,061)	2,220,850	(194,628)
Net Realized and Unrealized Gain/(Loss) on Investments	(468,306)	(295,170)	(944,606)	75,149	(395,635)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$459,380	$79,899	$(360,586)	$2,176,559	$565,695

(1)	Fiscal year end changed from June 30, 2023 to October 31, 2023. Disclosed amounts are for the period from July 1, 2023 to October 31, 2023.
(2)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF.
(3)	For the fiscal year July 1, 2022 to June 30, 2023.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2023

	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$3,093,621	$1,269,591	$12,020,443	$24,068,889	$14,554,709
Total income	3,093,621	1,269,591	12,020,443	24,068,889	14,554,709
EXPENSES:
Management fees (Note 3)	93,764	40,283	523,093	143,107	86,782
Total Expenses	93,764	40,283	523,093	143,107	86,782
NET INVESTMENT INCOME/(LOSS)	2,999,857	1,229,308	11,497,350	23,925,782	14,467,927

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(839,618)	(375,809)	(782,115)	(879,120)	(4,456,879)
Foreign currency transactions	-	-	11	-	-
Net realized gain/(loss)	(839,618)	(375,809)	(782,104)	(879,120)	(4,456,879)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(515,770)	(458,130)	3,614,441	(360,110)	(1,080,182)
Foreign currency transactions	-	-	38	-	-
Change in unrealized appreciation/(depreciation)	(515,770)	(458,130)	3,614,479	(360,110)	(1,080,182)
Net Realized and Unrealized Gain/(Loss) on Investments	(1,355,388)	(833,939)	2,832,375	(1,239,230)	(5,537,061)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,644,469	$395,369	$14,329,725	$22,686,552	$8,930,866

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2023

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$3,492,089	$999,368	$1,240,867	$950,555	$986,017
Total income	3,492,089	999,368	1,240,867	950,555	986,017
EXPENSES:
Management fees (Note 3)	40,999	12,194	16,430	12,857	19,007
Total Expenses	40,999	12,194	16,430	12,857	19,007
NET INVESTMENT INCOME/(LOSS)	3,451,090	987,174	1,224,437	937,698	967,010

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(847,127)	(326,389)	(742,194)	(495,159)	(1,342,079)
Net realized gain/(loss)	(847,127)	(326,389)	(742,194)	(495,159)	(1,342,079)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(828,781)	(288,445)	(947,289)	(1,400,117)	(1,910,985)
Change in unrealized appreciation/(depreciation)	(828,781)	(288,445)	(947,289)	(1,400,117)	(1,910,985)
Net Realized and Unrealized Gain/(Loss) on Investments	(1,675,908)	(614,834)	(1,689,483)	(1,895,276)	(3,253,064)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,775,182	$372,340	$(465,046)	$(957,578)	$(2,286,054)

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2023

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$980,751
Total income	980,751
EXPENSES:
Management fees (Note 3)	31,125
Total Expenses	31,125
NET INVESTMENT INCOME/(LOSS)	949,626

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(2,604,799)
Net realized gain/(loss)	(2,604,799)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(2,773,615)
Change in unrealized appreciation/(depreciation)	(2,773,615)
Net Realized and Unrealized Gain/(Loss) on Investments	(5,378,414)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,428,788)

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
OPERATIONS:
Net investment income/(loss)	$1,295,469	$211,122	$985,587	$154,093
Net realized gain/(loss) on investments	(262,560)	(157,974)	(285,345)	(16,556)
Net change in unrealized appreciation/(depreciation) on investments	(1,326,269)	(415,331)	(950,315)	(488,904)
Net increase/(decrease) in net assets resulting from operations	(293,360)	(362,183)	(250,073)	(351,367)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,039,987)	(192,726)	(773,573)	(135,149)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	42,210,745	11,592,075	28,696,710	7,628,270
Cost of shares redeemed	(3,607,670)	(7,462,440)	(1,757,155)	(3,662,890)
Net increase/(decrease) in net assets from capital transactions	38,603,075	4,129,635	26,939,555	3,965,380
Increase/(decrease) in net assets	37,269,728	3,574,726	25,915,909	3,478,864

NET ASSETS:
Beginning of year	3,574,726	-	3,478,864	-
End of year	$40,844,454	$3,574,726	$29,394,773	$3,478,864

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	100,000	-	100,000	-
Shares sold	1,150,000	300,000	850,000	200,000
Shares redeemed	(100,000)	(200,000)	(50,000)	(100,000)
Shares outstanding, end of year	1,150,000	100,000	900,000	100,000

(1)	Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
OPERATIONS:
Net investment income/(loss)	$475,101	$290,762	$873,684	$198,526
Net realized gain/(loss) on investments	(630,266)	(494,318)	(342,114)	(218,621)
Net change in unrealized appreciation/(depreciation) on investments	6,287	(823,756)	(504,288)	(448,860)
Net increase/(decrease) in net assets resulting from operations	(148,878)	(1,027,312)	27,282	(468,955)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(462,631)	(226,994)	(689,760)	(180,578)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,936,130	14,908,080	28,367,350	7,829,930
Cost of shares redeemed	(6,495,240)	(5,494,710)	(1,798,040)	(3,681,575)
Net increase/(decrease) in net assets from capital transactions	3,440,890	9,413,370	26,569,310	4,148,355
Increase/(decrease) in net assets	2,829,381	8,159,064	25,906,832	3,498,822

NET ASSETS:
Beginning of year	8,159,064	-	3,498,822	-
End of year	$10,988,445	$8,159,064	$29,405,654	$3,498,822

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	250,000	-	100,000	-
Shares sold	300,000	400,000	800,000	200,000
Shares redeemed	(200,000)	(150,000)	(50,000)	(100,000)
Shares outstanding, end of year	350,000	250,000	850,000	100,000

(1)	Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
OPERATIONS:
Net investment income/(loss)	$690,177	$288,196	$927,686	$274,094
Net realized gain/(loss) on investments	(286,942)	(14,475)	(578,968)	(32,565)
Net change in unrealized appreciation/(depreciation) on investments	(86,272)	(402,337)	110,662	(822,873)
Net increase/(decrease) in net assets resulting from operations	316,963	(128,616)	459,380	(581,344)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(606,084)	(247,535)	(826,902)	(234,348)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	20,703,110	11,658,325	21,363,810	11,458,995
Cost of shares redeemed	(7,414,975)	(3,866,100)	(5,206,265)	(3,717,950)
Net increase/(decrease) in net assets from capital transactions	13,288,135	7,792,225	16,157,545	7,741,045
Increase/(decrease) in net assets	12,999,014	7,416,074	15,790,023	6,925,353

NET ASSETS:
Beginning of year	7,516,074	100,000 (2)	6,925,353	-
End of year	$20,515,088	$7,516,074	$22,715,376	$6,925,353

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	202,500	2,500	200,000	-
Shares sold	550,000	300,000	600,000	300,000
Shares redeemed	(200,000)	(100,000)	(150,000)	(100,000)
Shares outstanding, end of year	552,500	202,500	650,000	200,000

(1)	Funds commenced operations on February 15, 2022.
(2)	Beginning capital of $100,000 was contributed by BondBloxx Investment Management Corporation, Investment Adviser to the Fund, in exchange for 2,500 Shares of the Fund at a net asset value of $40 per share, in connection with the seeding of the Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx USD High Yield Bond Sector Rotation ETF(3)
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)	For the Period Ended October 31, 2023(4)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
OPERATIONS:
Net investment income/(loss)	$375,069	$212,769	$584,020	$2,101,410	$1,106,815
Net realized gain/(loss) on investments	(360,001)	(41,479)	(515,545)	(2,145,701)	(476,200)
Net change in unrealized appreciation/(depreciation) on investments	64,831	(596,917)	(429,061)	2,220,850	(2,858,784)
Net increase/(decrease) in net assets resulting from operations	79,899	(425,627)	(360,586)	2,176,559	(2,228,169)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(339,571)	(187,215)	(533,623)	(2,101,410)	(1,282,174)
Return of capital	-	-	-	(60,985)	(10,748)
Total distributions	(339,571)	(187,215)	(533,623)	(2,162,395)	(1,292,922)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,148,635	9,715,390	4,410,006	26,591,706	35,681,184
Cost of shares redeemed	(3,594,970)	(3,753,920)	(1,268,145)	(34,058,196)	(41,987,938)
Net increase/(decrease) in net assets from capital transactions	5,553,665	5,961,470	3,141,861	(7,466,490)	(6,306,754)
Increase/(decrease) in net assets	5,293,993	5,348,628	2,247,652	(7,452,326)	(9,827,845)

NET ASSETS:
Beginning of period	5,348,628	-	26,320,130	33,772,456	43,600,301
End of period	$10,642,621	$5,348,628	$28,567,782	$26,320,130	$33,772,456

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,000	-	1,800,000	2,300,000	2,700,000
Shares sold	250,000	250,000	300,000	1,800,000	2,300,000
Shares redeemed	(100,000)	(100,000)	(90,000)	(2,300,000)	(2,700,000)
Shares outstanding, end of period	300,000	150,000	2,010,000	1,800,000	2,300,000

(1)	Funds commenced operations on February 15, 2022.
(3)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF.
(4)	Fiscal year end changed from June 30, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx B Rated USD High Yield Corporate Bond ETF		BondBloxx BB Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(5)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(5)
OPERATIONS:
Net investment income/(loss)	$961,330	$437,741	$2,999,857	$1,116,612
Net realized gain/(loss) on investments	(201,007)	(135,771)	(839,618)	(165,061)
Net change in unrealized appreciation/(depreciation) on investments	(194,628)	(420,871)	(515,770)	(1,896,733)
Net increase/(decrease) in net assets resulting from operations	565,695	(118,901)	1,644,469	(945,182)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(948,646)	(357,380)	(2,930,252)	(891,418)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	1,919,410	13,978,525	17,507,495	44,217,930
Cost of shares redeemed	-	(1,985,495)	(9,528,265)	-
Net increase/(decrease) in net assets from capital transactions	1,919,410	11,993,030	7,979,230	44,217,930
Increase/(decrease) in net assets	1,536,459	11,516,749	6,693,447	42,381,330

NET ASSETS:
Beginning of year	11,516,749	-	42,381,330	-
End of year	$13,053,208	$11,516,749	$49,074,777	$42,381,330

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	300,000	-	1,100,000	-
Shares sold	50,000	350,000	450,000	1,100,000
Shares redeemed	-	(50,000)	(250,000)	-
Shares outstanding, end of year	350,000	300,000	1,300,000	1,100,000

(5)	Funds commenced operations on May 24, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF		BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(5)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(6)
OPERATIONS:
Net investment income/(loss)	$1,229,308	$473,536	$11,497,350	$3,611,435
Net realized gain/(loss) on investments	(375,809)	24,514	(782,104)	(279,512)
Net change in unrealized appreciation/(depreciation) on investments	(458,130)	(661,228)	3,614,479	(9,065,137)
Net increase/(decrease) in net assets resulting from operations	395,369	(163,178)	14,329,725	(5,733,214)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,187,914)	(351,099)	(11,393,515)	(2,662,213)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	12,914,935	13,761,276	11,771,310	177,106,675
Cost of shares redeemed	(3,690,915)	(1,998,065)	-	-
Net increase/(decrease) in net assets from capital transactions	9,224,020	11,763,211	11,771,310	177,106,675
Increase/(decrease) in net assets	8,431,475	11,248,934	14,707,520	168,711,248

NET ASSETS:
Beginning of year	11,248,934	-	168,711,248	-
End of year	$19,680,409	$11,248,934	$183,418,768	$168,711,248

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	300,000	-	4,450,000	-
Shares sold	350,000	350,000	300,000	4,450,000
Shares redeemed	(100,000)	(50,000)	-	-
Shares outstanding, end of year	550,000	300,000	4,750,000	4,450,000

(5)	Funds commenced operations on May 24, 2022.
(6)	Fund commenced operations on June 28, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF		BondBloxx Bloomberg One Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)
OPERATIONS:
Net investment income/(loss)	$23,925,782	$124,097	$14,467,927	$175,542
Net realized gain/(loss) on investments	(879,120)	(9,692)	(4,456,879)	(22,869)
Net change in unrealized appreciation/(depreciation) on investments	(360,110)	(66,198)	(1,080,182)	(199,645)
Net increase/(decrease) in net assets resulting from operations	22,686,552	48,207	8,930,866	(46,972)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(19,195,046)	-	(11,946,611)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	1,561,833,583	50,046,404	1,328,686,554	39,471,361
Cost of shares redeemed	(518,534,699)	-	(837,868,625)	-
Net increase/(decrease) in net assets from capital transactions	1,043,298,884	50,046,404	490,817,929	39,471,361
Increase/(decrease) in net assets	1,046,790,390	50,094,611	487,802,184	39,424,389

NET ASSETS:
Beginning of year	50,094,611	-	39,424,389	-
End of year	$1,096,885,001	$50,094,611	$527,226,573	$39,424,389

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	1,000,000	-	790,000	-
Shares sold	31,150,000	1,000,000	26,690,000	790,000
Shares redeemed	(10,340,000)	-	(16,880,000)	-
Shares outstanding, end of year	21,810,000	1,000,000	10,600,000	790,000

(7)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF		BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)
OPERATIONS:
Net investment income/(loss)	$3,451,090	$166,264	$987,174	$99,501
Net realized gain/(loss) on investments	(847,127)	(31,288)	(326,389)	(73,209)
Net change in unrealized appreciation/(depreciation) on investments	(828,781)	(401,307)	(288,445)	(288,177)
Net increase/(decrease) in net assets resulting from operations	1,775,182	(266,331)	372,340	(261,885)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(3,191,299)	-	(987,439)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	144,785,822	36,889,007	14,840,962	20,407,929
Cost of shares redeemed	(74,962,851)	-	(5,451,076)	-
Net increase/(decrease) in net assets from capital transactions	69,822,971	36,889,007	9,389,886	20,407,929
Increase/(decrease) in net assets	68,406,854	36,622,676	8,774,787	20,146,044

NET ASSETS:
Beginning of year	36,622,676	-	20,146,044	-
End of year	$105,029,530	$36,622,676	$28,920,831	$20,146,044

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	740,000	-	410,000	-
Shares sold	2,930,000	740,000	300,000	410,000
Shares redeemed	(1,520,000)	-	(110,000)	-
Shares outstanding, end of year	2,150,000	740,000	600,000	410,000

(7)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF		BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)
OPERATIONS:
Net investment income/(loss)	$1,224,437	$87,675	$937,698	$86,877
Net realized gain/(loss) on investments	(742,194)	(35,055)	(495,159)	(96,098)
Net change in unrealized appreciation/(depreciation) on investments	(947,289)	(583,718)	(1,400,117)	(766,860)
Net increase/(decrease) in net assets resulting from operations	(465,046)	(531,098)	(957,578)	(776,081)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,188,187)	-	(923,627)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	21,336,190	20,857,369	35,499,443	21,308,037
Cost of shares redeemed	(3,475,903)	-	(499,667)	-
Net increase/(decrease) in net assets from capital transactions	17,860,287	20,857,369	34,999,776	21,308,037
Increase/(decrease) in net assets	16,207,054	20,326,271	33,118,571	20,531,956

NET ASSETS:
Beginning of year	20,326,271	-	20,531,956	-
End of year	$36,533,325	$20,326,271	$53,650,527	$20,531,956

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	420,000	-	430,000	-
Shares sold	430,000	420,000	770,000	430,000
Shares redeemed	(70,000)	-	(10,000)	-
Shares outstanding, end of year	780,000	420,000	1,190,000	430,000

(7)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF		BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(7)
OPERATIONS:
Net investment income/(loss)	$967,010	$85,267	$949,626	$93,182
Net realized gain/(loss) on investments	(1,342,079)	(71,927)	(2,604,799)	(616,657)
Net change in unrealized appreciation/(depreciation) on investments	(1,910,985)	(1,197,430)	(2,773,615)	(2,160,897)
Net increase/(decrease) in net assets resulting from operations	(2,286,054)	(1,184,090)	(4,428,788)	(2,684,372)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(896,889)	-	(948,088)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	25,726,389	21,251,092	22,835,539	24,072,128
Cost of shares redeemed	-	-	(15,756,925)	-
Net increase/(decrease) in net assets from capital transactions	25,726,389	21,251,092	7,078,614	24,072,128
Increase/(decrease) in net assets	22,543,446	20,067,002	1,701,738	21,387,756

NET ASSETS:
Beginning of year	20,067,002	-	21,387,756	-
End of year	$42,610,448	$20,067,002	$23,089,494	$21,387,756

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	430,000	-	490,000	-
Shares sold	560,000	430,000	490,000	490,000
Shares redeemed	-	-	(350,000)	-
Shares outstanding, end of year	990,000	430,000	630,000	490,000

(7)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF			BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.75		$39.89	$34.79		$39.65
Income/(loss) from operations:
Net investment income/(loss)(2)	2.65		1.55	2.92		1.54
Net realized and unrealized gain/(loss) on investments	(0.59	)(15)	(4.25)	(2.60	)(15)	(5.05)
Total income/(loss) from operations	2.06		(2.70)	0.32		(3.51)

Distributions to shareholders:
Net investment income	(2.29)		(1.44)	(2.45)		(1.35)
Total distributions	(2.29)		(1.44)	(2.45)		(1.35)
Net Asset Value, end of year	$35.52		$35.75	$32.66		$34.79
Market Value, end of year	$35.60		$35.71	$32.77		$34.73
Total Return at Net Asset Value(3)	5.77%		(6.81)%	0.89%		(8.96)%
Total Return at Market Value(4)	6.12%		(6.88)%	1.39%		(9.03)%
Net Assets, end of period (millions)	$40.8		$3.6	$29.4		$3.5
Ratios to average net assets:
Expenses(5)	0.35%		0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	7.23%		5.87%	8.60%		5.93%
Portfolio turnover rate(7)	21%		9%	14%		13%

(1)	Funds commenced operations on February 15, 2022. Shares of XHYI and XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(15)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Healthcare Sector ETF			BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$32.64		$39.84	$34.99		$39.74
Income/(loss) from operations:
Net investment income/(loss)(2)	2.70		1.62	2.74		1.46
Net realized and unrealized gain/(loss) on investments	(0.94	)(15)	(7.58)	(0.70	)(15)	(4.86)
Total income/(loss) from operations	1.76		(5.96)	2.04		(3.40)

Distributions to shareholders:
Net investment income	(3.00)		(1.24)	(2.44)		(1.35)
Total distributions	(3.00)		(1.24)	(2.44)		(1.35)
Net Asset Value, end of year	$31.40		$32.64	$34.59		$34.99
Market Value, end of year	$31.49		$32.52	$34.68		$34.99
Total Return at Net Asset Value(3)	5.36%		(15.19)%	5.91%		(8.65)%
Total Return at Market Value(4)	6.03%		(15.47)%	6.17%		(8.72)%
Net Assets, end of period (millions)	$11.0		$8.2	$29.4		$3.5
Ratios to average net assets:
Expenses(5)	0.35%		0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	8.23%		6.39%	7.71%		5.57%
Portfolio turnover rate(7)	18%		37%	32%		21%

(1)	Funds commenced operations on February 15, 2022. Shares of XHYH and XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(15)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx USD High Yield Bond Energy Sector ETF	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.12	$39.62	$34.63	$39.87
Income/(loss) from operations:
Net investment income/(loss)(2)	2.58	1.62	2.70	1.57
Net realized and unrealized gain/(loss) on investments	(0.14	)(15)	(2.74)	0.02	(15)	(5.49)
Total income/(loss) from operations	2.44	(1.12)	2.72	(3.92)

Distributions to shareholders:
Net investment income	(2.43)	(1.38)	(2.40)	(1.32)
Total distributions	(2.43)	(1.38)	(2.40)	(1.32)
Net Asset Value, end of year	$37.13	$37.12	$34.95	$34.63
Market Value, end of year	$37.23	$36.97	$35.03	$34.45
Total Return at Net Asset Value(3)	6.73%	(2.84)%	7.98%	(9.96)%
Total Return at Market Value(4)	7.43%	(3.19)%	8.77%	(10.54)%
Net Assets, end of period (millions)	$20.5	$7.5	$22.7	$6.9
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.35%	0.35%
Net investment income/(loss)(5)(6)	6.85%	6.03%	7.53%	6.05%
Portfolio turnover rate(7)	37%	21%	24%	12%

(1)	Funds commenced operations on February 15, 2022. Shares of XHYE and XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(15)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.66		$39.80
Income/(loss) from operations:
Net investment income/(loss)(2)	2.31		1.44
Net realized and unrealized gain/(loss) on investments	(0.40	)(15)	(4.33)
Total income/(loss) from operations	1.91		(2.89)

Distributions to shareholders:
Net investment income	(2.09)		(1.25)
Total distributions	(2.09)		(1.25)
Net Asset Value, end of year	$35.48		$35.66
Market Value, end of year	$35.62		$35.62
Total Return at Net Asset Value(3)	5.40%		(7.32)%
Total Return at Market Value(4)	5.92%		(7.55)%
Net Assets, end of period (millions)	$10.6		$5.3
Ratios to average net assets:
Expenses(5)	0.35%		0.35%
Net investment income/(loss)(5)(6)	6.34%		5.47%
Portfolio turnover rate(7)	15%		25%

(1)	Funds commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(15)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx USD High Yield Bond Sector Rotation ETF(9)
For the Period Ended October 31, 2023(10)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, beginning of period	$14.62	$14.68	$16.15	$15.72	$17.55	$18.10
Income/(loss) from operations:
Net investment income/(loss)(2)	0.28	1.06	0.43	0.43	0.71	0.89
Net realized and unrealized gain/(loss) on investments	(0.44)	0.00	(11)	(1.38)	0.36	(1.85)	(0.55)
Total income/(loss) from operations	(0.16)	1.06	(0.95)	0.79	(1.14)	0.34

Distributions to shareholders:
Net investment income	(0.25)	(1.09)	(0.52)	(0.36)	(0.67)	(0.89)
Return of capital	-	(0.03)	(0.00	)(11)	-	(0.02)	-
Total distributions	(0.25)	(1.12)	(0.52)	(0.36)	(0.69)	(0.89)
Net Asset Value, end of year	$14.21	$14.62	$14.68	$16.15	$15.72	$17.55
Market Value, end of year	$14.16	$14.66	$14.72	$16.14	$15.75	$17.54
Total Return at Net Asset Value(3)	(1.14)%	7.44%	(6.07)%	5.08%	(6.69)%	1.94%
Total Return at Market Value(4)	(1.70)%	7.44%	(5.76)%	4.82%	(6.45)%	1.94%
Net Assets, end of period (millions)	$28.6	$26.3	$33.8	$43.6	$77.0	$263.3
Ratios to average net assets:
Gross operating expenses	0.90	%(5)(16)	1.31%	0.76%	1.36%	1.12%	0.82%
Excluded from Expense Cap - Expedited settlement facility fees	-%	-%	0.01%	0.11%	0.19%	0.06%
Total operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.41	%(5)(16)	0.55%	0.56%	0.66%	0.75%	0.61%
Net investment income/(loss)(6)	5.80	%(5)	7.18%	2.73%	2.68%	4.13%	4.98%
Portfolio turnover rate(7)	107	%(17)	123%	157%	215%	344%	186%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(9)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF. Prior to September 16, 2023, the Predecessor Fund had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.
(10)	Fiscal year end changed from June 30, 2023 to October 31, 2023.
(11)	Amount represents less than $0.005 per share.
(16)	Does not include expenses of the investment companies in which the fund invests.
(17)	Portfolio turnover rate related to the change in investment strategy and re-balancing is 107%.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx B Rated USD High Yield Corporate Bond ETF		BondBloxx BB Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(12)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(12)
Net Asset Value, beginning of period	$38.39	$40.08	$38.53	$40.17
Income/(loss) from operations:
Net investment income/(loss)(2)	3.13	1.35	2.48	1.04
Net realized and unrealized gain/(loss) on investments	(1.11)	(1.94)	(0.82)	(1.87)
Total income/(loss) from operations	2.02	(0.59)	1.66	(0.83)

Distributions to shareholders:
Net investment income	(3.12)	(1.10)	(2.44)	(0.81)
Total distributions	(3.12)	(1.10)	(2.44)	(0.81)
Net Asset Value, end of year	$37.29	$38.39	$37.75	$38.53
Market Value, end of year	$37.39	$38.33	$37.86	$38.47
Total Return at Net Asset Value(3)	5.35%	(1.45)%	4.33%	(2.07)%
Total Return at Market Value(4)	5.77%	(5.16)%	4.78%	(5.57)%
Net Assets, end of period (millions)	$13.1	$11.5	$49.1	$42.4
Ratios to average net assets:
Expenses(5)	0.30%	0.30%	0.20%	0.20%
Net investment income/(loss)(5)(6)	8.15%	7.87%	6.40%	6.03%
Portfolio turnover rate(7)	31%	8%	29%	13%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(12)	Funds commenced operations on May 24, 2022. Shares of XB and XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF		BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(12)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(13)
Net Asset Value, beginning of period	$37.50	$40.00	$37.91	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	4.56	1.99	2.52	0.83
Net realized and unrealized gain/(loss) on investments	(1.77)	(3.01)	0.68	(2.32)
Total income/(loss) from operations	2.79	(1.02)	3.20	(1.49)

Distributions to shareholders:
Net investment income	(4.51)	(1.48)	(2.50)	(0.60)
Total distributions	(4.51)	(1.48)	(2.50)	(0.60)
Net Asset Value, end of year	$35.78	$37.50	$38.61	$37.91
Market Value, end of year	$35.83	$37.45	$38.61	$37.67
Total Return at Net Asset Value(3)	7.66%	(2.59)%	8.50%	(3.78)%
Total Return at Market Value(4)	7.91%	(5.63)%	9.17%	(4.32)%
Net Assets, end of period (millions)	$19.7	$11.2	$183.4	$168.7
Ratios to average net assets:
Expenses(5)	0.40%	0.40%	0.29%	0.29%
Net investment income/(loss)(5)(6)	12.21%	11.58%	6.37%	6.09%
Portfolio turnover rate(7)	25%	12%	23%	9%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(12)	Funds commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.
(13)	Funds commenced operations on June 28, 2022. Shares of XEMD were listed on the NYSE Arca, Inc. on June 30, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF		BondBloxx Bloomberg One Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$50.09	$50.00	$49.90		$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.53	0.25	2.51		0.27
Net realized and unrealized gain/(loss) on investments	(0.30)	(0.16)	(0.56	)(15)	(0.37)
Total income/(loss) from operations	2.23	0.09	1.95		(0.10)

Distributions to shareholders:
Net investment income	(2.03)	-	(2.11)		-
Total distributions	(2.03)	-	(2.11)		-
Net Asset Value, end of year	$50.29	$50.09	$49.74		$49.90
Market Value, end of year	$50.31	$50.13	$49.76		$49.91
Total Return at Net Asset Value(3)	4.55%	0.18%	4.01%		(0.20)%
Total Return at Market Value(4)	4.50%	0.22%	4.02%		(0.14)%
Net Assets, end of period (millions)	$1,096.9	$50.1	$527.2		$39.4
Ratios to average net assets:
Expenses(5)	0.03%	0.03%	0.03%		0.03%
Net investment income/(loss)(5)(6)	5.02%	3.53%	5.00%		3.83%
Portfolio turnover rate(7)	-%	24%	85%		19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(14)	Funds commenced operations on September 13, 2022. Shares of XHLF and XONE were listed on the NYSE Arca, Inc. on September 15, 2022.
(15)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF		BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$49.49	$49.94	$49.14	$49.86
Income/(loss) from operations:
Net investment income/(loss)(2)	2.09	0.26	1.99	0.28
Net realized and unrealized gain/(loss) on investments	(0.75)	(0.71)	(0.92)	(1.00)
Total income/(loss) from operations	1.34	(0.45)	1.07	(0.72)

Distributions to shareholders:
Net investment income	(1.98)	-	(2.01)	-
Total distributions	(1.98)	-	(2.01)	-
Net Asset Value, end of year	$48.85	$49.49	$48.20	$49.14
Market Value, end of year	$48.87	$49.48	$48.21	$49.12
Total Return at Net Asset Value(3)	2.76%	(0.90)%	2.18%	(1.44)%
Total Return at Market Value(4)	2.82%	(0.74)%	2.24%	(1.25)%
Net Assets, end of period (millions)	$105.0	$36.6	$28.9	$20.1
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.05%	0.05%
Net investment income/(loss)(5)(6)	4.21%	3.74%	4.05%	3.99%
Portfolio turnover rate(7)	68%	12%	80%	20%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(14)	Funds commenced operations on September 13, 2022. Shares of XTWO and XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF		BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$48.40	$49.77	$47.75	$49.70
Income/(loss) from operations:
Net investment income/(loss)(2)	1.83	0.24	1.77	0.23
Net realized and unrealized gain/(loss) on investments	(1.56)	(1.61)	(2.66)	(2.18)
Total income/(loss) from operations	0.27	(1.37)	(0.89)	(1.95)

Distributions to shareholders:
Net investment income	(1.83)	-	(1.78)	-
Total distributions	(1.83)	-	(1.78)	-
Net Asset Value, end of year	$46.84	$48.40	$45.08	$47.75
Market Value, end of year	$46.86	$48.36	$45.13	$47.68
Total Return at Net Asset Value(3)	0.46%	(2.75)%	(2.04)%	(3.92)%
Total Return at Market Value(4)	0.59%	(2.50)%	(1.79)%	(3.75)%
Net Assets, end of period (millions)	$36.5	$20.3	$53.7	$20.5
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.05%	0.05%
Net investment income/(loss)(5)(6)	3.73%	3.49%	3.65%	3.45%
Portfolio turnover rate(7)	88%	8%	64%	19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(14)	Funds commenced operations on September 13, 2022. Shares of XFIV and XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF		BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$46.67	$49.74	$43.65	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	1.81	0.23	1.74	0.23
Net realized and unrealized gain/(loss) on investments	(3.64)	(3.30)	(6.98)	(6.36)
Total income/(loss) from operations	(1.83)	(3.07)	(5.24)	(6.13)

Distributions to shareholders:
Net investment income	(1.80)	-	(1.76)	-
Total distributions	(1.80)	-	(1.76)	-
Net Asset Value, end of year	$43.04	$46.67	$36.65	$43.65
Market Value, end of year	$43.09	$46.60	$36.74	$43.62
Total Return at Net Asset Value(3)	(4.23)%	(6.17)%	(12.73)%	(12.31)%
Total Return at Market Value(4)	(3.98)%	(6.03)%	(12.45)%	(12.66)%
Net Assets, end of period (millions)	$42.6	$20.1	$23.1	$21.4
Ratios to average net assets:
Expenses(5)	0.075%	0.075%	0.125%	0.125%
Net investment income/(loss)(5)(6)	3.82%	3.44%	3.81%	3.54%
Portfolio turnover rate(7)	84%	12%	93%	45%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(14)	Funds commenced operations on September 13, 2022. Shares of XTEN and XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

October 31, 2023

1. ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 17, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of twenty separate series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx USD High Yield Bond Sector Rotation ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF and BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund. The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and generally seeks to track the investment results of each Index (the “Index”). The following table details the Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Sector Rotation ETF	ICE BofA US Cash Pay High Yield Constrained Index	September 16, 2023*
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index	May 24, 2022

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

Fund Name	Actual Index	Commencement of Operations
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury 6 Month Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury 1 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury 2 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury 3 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury 5 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury 7 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury 10 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury 20 Year Duration Index	September 13, 2022

*	Represents the date of BondBloxx USD High Yield Bond Sector Rotation ETF merger into BondBloxx ETF Trust.

The BondBloxx USD High Yield Bond Sector Rotation ETF commenced investment operations on September 16, 2023. As of the close of business on September 15, 2023, the BondBloxx USD High Yield Bond Sector Rotation ETF acquired the assets and assumed the liabilities of the Highland/iBoxx Senior Loan ETF (the “Highland/iBoxx Senior Loan ETF Predecessor Fund”), a series of NexPoint Funds I in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on March 16, 2023, by the NexPoint Funds I on June 2, 2023, and by beneficial owners of the Highland/iBoxx Senior Loan ETF Predecessor Fund on August 30, 2023. The tax-free reorganization was accomplished on September 15, 2023. As a result of the reorganization, BondBloxx USD High Yield Bond Sector Rotation ETF assumed the performance and accounting history of the Highland/iBoxx Senior Loan ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Highland/iBoxx Senior Loan ETF Predecessor Fund.

Prior to September 16, 2023, the Predecessor Fund had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

The net assets contributed to BondBloxx USD High Yield Bond Sector Rotation ETF resulting from this tax-free transaction were $30,655,426, cost of investments transferred of $30,665,582, undistributed income of $9, and accumulated gain loss of $58,804,271 including net unrealized appreciation of $0. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of BondBloxx USD High Yield Bond Sector Rotation ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Highland/iBoxx Senior Loan ETF Predecessor Fund received shares of BondBloxx USD High Yield Bond Sector Rotation ETF representing the same aggregate net asset value contributed as noted below:

Shares Issued	Net Assets
2,100,000	$30,655,426

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 946,“Financial Services – Investment Companies,” for the purpose of financial reporting.

Security transactions and Income recognition

Security transactions are recorded on a trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency transactions on the Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-restricted cash held with a financial institution.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board of Trustees (the “Board” or “Trustees”) and administered by BIM. BIM serves as the Funds’ valuation designee for purposes of compliance with the Rule 24a-5 under the 1940 Act.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Shares of underlying ETFs are valued at their most recent closing price on an exchange.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of October 31, 2023:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$39,934,005	$-	$39,934,005
Time Deposits	-	412,811	-	412,811
Total Investments	$-	$40,346,816	$-	$40,346,816

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$28,657,775	$-	$28,657,775
Time Deposits	-	298,012	-	298,012
Total Investments	$-	$28,955,787	$-	$28,955,787

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,727,818	$-	$10,727,818
Time Deposits	-	236,677	-	236,677
Total Investments	$-	$10,964,495	$-	$10,964,495

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$28,746,329	$-	$28,746,329
Time Deposits	-	289,034	-	289,034
Total Investments	$-	$29,035,363	$-	$29,035,363

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$20,184,675	$-	$20,184,675
Time Deposits	-	138,136	-	138,136
Total Investments	$-	$20,322,811	$-	$20,322,811

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$22,231,775	$-	$22,231,775
Time Deposits	-	136,952	-	136,952
Total Investments	$-	$22,368,727	$-	$22,368,727

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,415,190	$-	$10,415,190
Time Deposits	-	231,320	-	231,320
Total Investments	$-	$10,646,510	$-	$10,646,510

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,470,152	$-	$-	$28,470,152
Time Deposits	-	131,033	-	131,033
Total Investments	$28,470,152	$131,033	$-	$28,601,185

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$12,736,394	$-	$12,736,394
Time Deposits	-	191,231	-	191,231
Total Investments	$-	$12,927,625	$-	$12,927,625

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$47,993,445	$-	$47,993,445
Time Deposits	-	207,180	-	207,180
Total Investments	$-	$48,200,625	$-	$48,200,625

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,053	$-	$-	$3,053
Corporate Bonds	-	19,001,354	-	19,001,354
Time Deposits	-	547,687	-	547,687
Total Investments	$3,053	$19,549,041	$-	$19,552,094

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$20,721,779	$-	$20,721,779
Government Agencies and Obligations	-	159,332,793	-	159,332,793
Time Deposits	-	897,167	-	897,167
Total Investments	$-	$180,951,739	$-	$180,951,739

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$1,117,756,172	$-	$1,117,756,172
Time Deposits	-	687,779	-	687,779
Total Investments	$-	$1,118,443,951	$-	$1,118,443,951

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$522,550,164	$-	$522,550,164
Time Deposits	-	1,547,559	-	1,547,559
Total Investments	$-	$524,097,723	$-	$524,097,723

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$103,825,277	$-	$103,825,277
Time Deposits	-	314,373	-	314,373
Total Investments	$-	$104,139,650	$-	$104,139,650

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$28,658,136	$-	$28,658,136
Time Deposits	-	107,941	-	107,941
Total Investments	$-	$28,766,077	$-	$28,766,077

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$36,124,562	$-	$36,124,562
Time Deposits	-	128,667	-	128,667
Total Investments	$-	$36,253,229	$-	$36,253,229

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$53,000,395	$-	$53,000,395
Time Deposits	-	49,199	-	49,199
Total Investments	$-	$53,049,594	$-	$53,049,594

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$41,931,243	$-	$41,931,243
Time Deposits	-	32,949	-	32,949
Total Investments	$-	$41,964,192	$-	$41,964,192

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$22,796,933	$-	$22,796,933
Time Deposits	-	25,018	-	25,018
Total Investments	$-	$22,821,951	$-	$22,821,951

Bonds

Each Fund invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of October 31, 2023, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions.

There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolio of Investments.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund other than HYSA), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). With respect to HYSA, the Fund pays the adviser a fee based on a percentage of the Fund’s average daily net assets at the annual rate of 0.45%. Pursuant to an expenses limitation agreement with BIM, BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of the Fund’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026, subject to recapture as described below (the “Fee Waiver”). The Fee Waiver may be terminated prior to the anniversary of the listing date of the Fund in 2026 only upon written agreement of the Trust and BIM. The Fee Waiver may be modified by BIM to decrease the Fund’s net total annual operating expenses at any time. BIM is also permitted to recapture amounts waived and/or reimbursed within two years after the fiscal year in which BIM waived fees and/or reimbursed expenses if the Fund’s net total annual operating expenses have fallen to a level below the limit described above. In no case will BIM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s expense ratio exceeding both (1) the expense cap in place at the time such amounts were waived and (2) the Fund’s current expense cap. During the period ended October 31, 2023, HYSA waived $13,667 of affiliated fund fees and expenses, which are not recoupable by HYSA from BIM in future fiscal periods pursuant to the terms of the expense limitation agreement.

As of October 31, 2023, pursuant to the above, fees previously waived and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Adviser were as follows for HYSA:

Expiring Fiscal Year Ending, October 31, 2025
$35,673

Previous fees waived under the previous Investment Advisor through reorganization date are no longer recoupable.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Sector Rotation ETF	0.45%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Pursuant for sub-advisor agreement with Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, Delaware acts as sub-adviser to HYSA. BIM compensates Delaware for its sub-advisory services out of its management fee.

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

The following expense disclosures are applicable only to BondBloxx USD High Yield Bond Sector Rotation ETF.

Administration Fees

Prior to September 16, 2023, SEI Investments Global Funds Services (the “Administrator”) served as the Fund’s Administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, the Administrator received a monthly administration fee from the Fund, calculated and assessed in arrears based on the aggregate net assets of the Fund, subject to an annual minimum fee. For the period from July 1, 2023 to September 15, 2023, the Fund paid $11,871 for these services.

Service and Distribution Fees

Prior to September 16, 2023, SEI Investments Distribution Co. (the “Distributor”) served as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

4. PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc. or Cboe BZX (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities and short-term investments) for the year or period ended October 31, 2023 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$3,657,672	$3,544,943
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	1,449,821	1,461,881
BondBloxx USD High Yield Bond Healthcare Sector ETF	1,040,311	1,124,419
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,281,046	3,391,607
BondBloxx USD High Yield Bond Energy Sector ETF	3,555,716	3,446,666
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	2,808,832	2,924,629
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	882,422	1,008,357
BondBloxx USD High Yield Bond Sector Rotation ETF^	61,895,272	27,810,140
BondBloxx B Rated USD High Yield Corporate Bond ETF	3,468,580	3,664,231
BondBloxx BB Rated USD High Yield Corporate Bond ETF	12,706,030	12,948,210
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	2,438,286	2,715,333
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	38,685,669	40,688,103

^	For the period from July 1, 2023 to October 31, 2023.

The cost of purchases and the proceeds from sales of US government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the year ended October 31, 2023 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$29,667	$29,702
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	109,362	109,943
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	69,187	69,325
BondBloxx USD High Yield Bond Energy Sector ETF	173,374	174,124
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	123,503	124,650
BondBloxx B Rated USD High Yield Corporate Bond ETF	98,888	99,007
BondBloxx BB Rated USD High Yield Corporate Bond ETF	619,849	624,666
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	148,333	149,319
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	1,932,083	2,411,133
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	242,462,045	248,594,284
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	54,379,222	55,454,067
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	19,428,510	20,233,063
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	28,329,227	28,797,490
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	17,442,037	17,827,110
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	20,850,991	21,174,240
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	22,564,958	22,865,085

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

For the year or period ended October 31, 2023, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$41,211,708	$3,474,979
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	27,958,036	1,720,450
BondBloxx USD High Yield Bond Healthcare Sector ETF	9,724,316	6,371,988
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	27,824,873	1,739,468
BondBloxx USD High Yield Bond Energy Sector ETF	20,282,386	7,211,530
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	20,873,230	4,954,820
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	9,004,694	3,495,685
BondBloxx USD High Yield Bond Sector Rotation ETF^	-	1,265,346
BondBloxx B Rated USD High Yield Corporate Bond ETF	1,862,706	-
BondBloxx BB Rated USD High Yield Corporate Bond ETF	16,804,049	9,269,454
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	12,400,302	3,603,427
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	11,259,219	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,546,847,971	441,448,898
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	1,320,207,866	833,914,553
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	142,989,669	74,531,259
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	14,864,140	5,412,838
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	21,080,908	3,462,807
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	35,092,542	423,242
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	25,393,641	-
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	22,445,396	15,465,454

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.

6. AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BondBloxx USD High Yield Bond Sector Rotation ETF

Affiliated Investment Company	Value as of June 30, 2023^	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of October 31, 2023	Dividends
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$-	$4,892,112	$(7,215)	$(114,280)	$(202,341)	$4,568,276	$28,737
BondBloxx USD High Yield Bond Consumer Non- Cyclicals Sector ETF	-	3,672,272	(4,422)	(65,844)	(152,957)	3,449,049	16,290
BondBloxx USD High Yield Bond Energy Sector ETF	-	4,126,049	(5,515)	(70,280)	(193,172)	3,857,082	19,857
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	-	2,447,129	(3,548)	(55,623)	(107,554)	2,280,404	15,058

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

Affiliated Investment Company	Value as of June 30, 2023^	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of October 31, 2023	Dividends
BondBloxx USD High Yield Bond Healthcare Sector ETF	$-	$1,850,421	$(2,799)	$(66,503)	$(75,801)	$1,705,318	$11,572
BondBloxx USD High Yield Bond Industrial Sector ETF	-	7,959,509	(12,328)	(218,765)	(356,874)	7,371,542	43,430
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	-	5,683,462	(8,676)	(202,336)	(233,969)	5,238,481	37,314
	-	30,630,954	(44,503)	(793,631)	(1,322,668)	28,470,152	172,258

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.

7. FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended October 31, 2023, the Funds did not incur any interest or penalties.

At October 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$42,089,151	$25,988	$(1,768,323)	$(1,742,335)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	30,396,536	31,744	(1,472,493)	(1,440,749)
BondBloxx USD High Yield Bond Healthcare Sector ETF	11,781,964	5,777	(823,246)	(817,469)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	29,993,864	26,938	(985,439)	(958,501)
BondBloxx USD High Yield Bond Energy Sector ETF	20,813,306	24,396	(514,891)	(490,495)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	23,080,938	87,342	(799,553)	(712,211)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	11,179,626	12,630	(545,746)	(533,116)
BondBloxx USD High Yield Bond Sector Rotation ETF^	29,395,802	-	(794,617)	(794,617)
BondBloxx B Rated USD High Yield Corporate Bond ETF	13,543,442	45,020	(660,837)	(615,817)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	50,614,041	41,223	(2,454,639)	(2,413,416)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	20,671,452	109,927	(1,229,285)	(1,119,358)

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$186,430,431	$2,664,021	$(8,142,713)	$(5,478,692)
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,118,882,194	1,546	(439,789)	(438,243)
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	525,384,799	5,857	(1,292,933)	(1,287,076)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	105,369,793	176	(1,230,319)	(1,230,143)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	29,348,437	-	(582,360)	(582,360)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	37,784,236		(1,531,007)	(1,531,007)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	55,248,147	-	(2,198,553)	(2,198,553)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	45,075,300	-	(3,111,108)	(3,111,108)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	27,882,180	-	(5,060,229)	(5,060,229)

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2023, the components of distributable earnings/loss on tax basis were as follows:

	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/ (Losses)	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
BondBloxx USD High Yield Bond Industrial Sector ETF	$273,878	$-	$(85,034)	$(1,742,335)	$(1,553,491)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	230,958	-	(94,139)	(1,440,749)	(1,303,930)
BondBloxx USD High Yield Bond Healthcare Sector ETF	76,238	-	(584,130)	(817,469)	(1,325,361)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	201,872	-	(237,099)	(958,501)	(993,728)
BondBloxx USD High Yield Bond Energy Sector ETF	124,754	-	(177,959)	(490,495)	(543,700)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	140,530	-	(110,514)	(712,211)	(682,195)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	61,052	-	(71,702)	(533,116)	(543,766)
BondBloxx USD High Yield Bond Sector Rotation ETF^	50,397	-	(59,275,760)	(794,617)	(60,019,980)
BondBloxx B Rated USD High Yield Corporate Bond ETF	93,045	-	(243,704)	(615,817)	(766,476)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	294,799	-	(735,182)	(2,413,416)	(2,853,799)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	163,831	-	(313,285)	(1,119,358)	(1,268,812)

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/ (Losses)	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$1,053,068	$-	$(1,033,623)	$(5,478,662)	$(5,459,217)
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	4,854,833	-	(760,654)	(438,243)	3,655,936
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	2,696,858	-	(1,566,030)	(1,287,076)	(156,248)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	426,055	-	(754,256)	(1,230,143)	(1,558,344)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	99,236	-	(395,366)	(582,360)	(878,490)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	123,925	-	(767,425)	(1,531,007)	(2,174,507)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	100,948	-	(571,420)	(2,198,553)	(2,669,025)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	155,388	-	(1,411,313)	(3,111,108)	(4,367,033)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	94,720	-	(2,368,287)	(5,060,229)	(7,333,796)

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.

At October 31, 2023, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

	Total Distributable Earnings	Paid-in Capital
BondBloxx USD High Yield Bond Industrial Sector ETF	$199,929	$(199,929)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	206,232	(206,232)
BondBloxx USD High Yield Bond Healthcare Sector ETF	540,454	(540,454)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	158,365	(158,365)
BondBloxx USD High Yield Bond Energy Sector ETF	121,572	(121,572)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	501,019	(501,019)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	328,748	(328,748)
BondBloxx USD High Yield Bond Sector Rotation ETF^	42,951	(42,951)
BondBloxx B Rated USD High Yield Corporate Bond ETF	-	-
BondBloxx BB Rated USD High Yield Corporate Bond ETF	268,584	(268,584)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	86,000	(86,000)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	-	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	116,223	(116,223)
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	2,906,469	(2,906,469)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	124,104	(124,104)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	(1,506)	1,506
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	9,824	(9,824)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	(11,739)	11,739
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	727,452	(727,452)

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

The tax character of distributions paid during the period indicated was as follow:

	Year Ended October 31, 2023		Year Ended October 31, 2022
	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
BondBloxx USD High Yield Bond Industrial Sector ETF	$1,039,987	$-	$192,726	$-
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	773,573	-	135,149	-
BondBloxx USD High Yield Bond Healthcare Sector ETF	462,631	-	226,994	-
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	689,760	-	180,578	-
BondBloxx USD High Yield Bond Energy Sector ETF	606,084	-	247,535	-
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	826,902	-	234,348	-
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	339,571	-	187,215	-

	Period Ended October 31, 2023		Year Ended June 30, 2023			Year Ended June 30, 2022
	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain	Return of Capital	Ordinary Income*	Long-Term Capital Gain	Return of Capital
BondBloxx USD High Yield Bond Sector Rotation ETF^	$533,623	$-	$2,101,410	$-	$60,985	$1,282,174	$-	$10,748

	Year Ended October 31, 2023		Year Ended October 31, 2022
	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
BondBloxx B Rated USD High Yield Corporate Bond ETF	$948,646	$-	$357,380	$-
BondBloxx BB Rated USD High Yield Corporate Bond ETF	2,930,252	-	891,418	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,187,914	-	351,099	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	11,393,515	-	2,662,213	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	19,195,046	-	-	-
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	11,946,611	-	-	-
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	3,191,299	-	-	-
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	987,439	-	-	-
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	1,188,187	-	-	-
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	923,627	-	-	-
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	896,889	-	-	-
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	948,088	-	-	-

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.
*	For tax purpose short-term capital gain distributions are considered ordinary income distributions.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

At October 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$49,425	$35,609	$85,034
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	36,227	57,912	94,139
BondBloxx USD High Yield Bond Healthcare Sector ETF	522,425	61,705	584,130
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	132,354	104,745	237,099
BondBloxx USD High Yield Bond Energy Sector ETF	52,323	125,636	177,959
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	68,328	42,186	110,514
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	42,066	29,636	71,702
BondBloxx USD High Yield Bond Sector Rotation ETF^	31,529,721	27,746,039	59,275,760
BondBloxx B Rated USD High Yield Corporate Bond ETF	164,172	79,532	243,704
BondBloxx BB Rated USD High Yield Corporate Bond ETF	613,275	121,907	735,182
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	279,511	33,774	313,285
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	832,231	201,392	1,033,623
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	760,654	-	760,654
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	1,566,030	-	1,566,030
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	562,011	192,245	754,256
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	368,140	27,226	395,366
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	637,966	129,459	767,425
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	462,168	109,252	571,420
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	981,095	430,218	1,411,313
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	2,360,953	7,334	2,368,287

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.

8. RELATED PARTIES

At October 31, 2023, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

10. INVESTMENT RISKS (Unaudited)

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

High Yield Bonds Risk. Bonds that are rated below investment-grade (sometimes referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or below “Baa3” by Moody’s), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The recent historically low interest rate environment heightens the risks associated with rising interest rates that may result from central bank or government intervention or other inflationary pressures.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Affiliated ETF Risk. The Adviser receives advisory fees from the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds. The Adviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. In addition, the fees payable to the Adviser by certain of the Underlying Funds may be higher than the fee payable by the Fund. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONGOTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investment in the Underlying Funds Risk. The Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, the Fund’s investment performance will be directly related to the performance of the Underlying Funds, and the Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund is exposed more heavily to one or more particular Sectors, its performance will be especially sensitive to risks associated with those Sectors.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has allocated a higher portion of its net assets to a particular Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. The Fund’s ability to achieve its investment objective will depend on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund can be achieved. With respect to the Underlying Funds, which are all designed to track an index, the price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Fund’s NAV will change with changes in the value of the Underlying Funds and other investments based on their market valuations. The Fund’s market price may deviate from value of the Fund’s underlying holdings, particularly in times of market stress, and as a result, investors may pay more or receive less than the underlying value of the Fund’s shares bought or sold. See also “-Exchange-Traded Fund (ETF) and Other Investment Company Risk” below. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

Exchange-Traded Fund (ETF) and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs, including the affiliated Underlying Funds. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Non-Diversification Risk. The Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

LIBOR Transition Risk. The risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, and the remainder of LIBOR publications are expected to end at the end of 2021. Certain instruments held by the Funds may rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invest can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and may result in a reduction in value of certain instruments held by the Funds.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2023

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU 2022-03, “FairValue Measurement (Topic 820): FairValue Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

BondBloxx ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BondBloxx ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the years or periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the years or periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF,	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period from February 15, 2022 (commencement of operations) through October 31, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF,
BondBloxx USD High Yield Bond Energy Sector ETF,
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF,
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period from May 24, 2022 (commencement of operations) through October 31, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period from June 28, 2022 (commencement of operations) through October 31, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF,	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period from September 13, 2022 (commencement of operations) through October 31, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF,
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF,
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF,
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF,
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF,
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm (Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
BondBloxx USD High Yield Bond Sector Rotation ETF	For the period July 1, 2023 through October 31, 2023 and for the year ended June 30, 2023	For the period July 1, 2023 through October 31, 2023 and for the years ended June 30, 2023 and 2022	For the period July 1, 2023 through October 31, 2023 and for the years ended June 30, 2023, 2022, 2021, and 2020

The BondBloxx USD High Yield Bond Sector Rotation ETF’s financial highlights for the year ended June 30, 2019, were audited by other auditors whose report dated August 30, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more of the Funds within BondBloxx ETF Trust since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 22, 2023

BONDBLOXX ETF TRUST

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a written liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved the designation of the Adviser as the Liquidity Program Administrator (“LPA”) to oversee the implementation and monitoring of the Program.

Each of the Funds qualifies as an “In-Kind ETF” under the Liquidity Rule and the Program, which means that it meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. As In-Kind ETFs, the Funds are exempt from certain Liquidity Rule requirements, including classification of portfolio holdings and the requirement to establish a highly liquid investment minimum.

Consistent with the Liquidity Rule, the Program includes provisions that require, no less frequently than annually, assessments of the Funds’ liquidity risks, including a review of specific factors set forth in the Program as applicable to each Fund. In addition, the Program includes provisions designed to comply with the Liquidity Rule’s limitation on investments in “illiquid investments” (as defined in the Liquidity Rule) to no more than 15% of a Fund’s net assets as well as provisions regarding the maintenance and monitoring of In-Kind ETF status and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on November 14, 2023, the LPA provided a written report (the “Report”) to the Board as required by the Liquidity Rule addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from Fund inception through September 30, 2023 (“Reporting Period”). The Report included a discussion of the annual assessment of each Fund’s liquidity risk, including a review, as applicable of the Funds’ investment strategies and liquidity of portfolio investments. In addition, the Board received reports on the arbitrage function and the level of active participation by Authorized Participants and its relationship to each Fund’s liquidity and the effect of pricing/spreads and basket assets on each Fund’s liquidity.

There were no material changes to the Program, there were no significant liquidity events impacting any Fund, and it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report concluded that each Fund qualified as an In-Kind ETF during the Reporting Period and, given the intention to continue to meet redemptions only through in-kind transfers of securities, each Fund will continue to be classified as an In-Kind ETF.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by each Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds’ net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Funds designate the following amounts or, if subsequently determined to be different, the maximum allowable for its year/period ended October 31, 2023.

	Qualified Dividend Income*	Dividends Received Deduction*	Qualified Interest Income
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Funds’ fiscal year/period.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

BondBloxx USD High Yield Bond Sector Rotation ETF

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees of BondBloxx ETF Trust (the “Board”) (the “Trust”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (the “Independent Trustees”), is required to consider and approve the Investment Advisory Agreement between the Trust and BondBloxx Investment Management Corporation (“BondBloxx”) (the “Advisory Agreement”), as well as any sub-advisory agreements.

At a meeting held on March 16, 2023 (the “March Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the Advisory Agreement with respect to the BondBloxx USD High Yield Bond Sector Rotation ETF (the “Sector Rotation Fund”) for an initial two-year period. In addition, the Board approved the Investment Sub-Advisory Agreement among theTrust, on behalf of the Fund, BondBloxx and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (the “Sub-Adviser”), for an initial two-year period (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”).

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with theTrustees’ deliberations, BondBloxx furnished information to theTrustees necessary for a majority of the Independent Trustees to make the determination that the Agreements were in the best interests of the Sector Rotation Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the Agreements with management and their independent legal counsel and received materials from such counsel discussing the legal standards relating to the Agreements for their consideration.

Advisory Agreement

In approving the Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Sector Rotation Fund by BondBloxx; (2) BondBloxx’s proposed compensation under the Advisory Agreement; (3) the estimated expenses of the Sector Rotation Fund; (4) the estimated costs of services to be provided to the Sector Rotation Fund and the anticipated profits to be realized by BondBloxx from its management of the Sector Rotation Fund; (5) the potential for economies of scale and the sharing of any economies of scale with the Sector Rotation Fund’s shareholders; (6) the fees paid by and services provided to comparable high yield bond exchange-traded funds (“ETFs”); and (7) other potential benefits to BondBloxx from its relationships with the Sector Rotation Fund. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by BondBloxx under the Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx’s personnel. The Board also took into account the systems and resources that BondBloxx intended to devote to investment management, oversight of the Sub-Adviser, and legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Sector Rotation Fund by BondBloxx under the Advisory Agreement.

Performance. The Board took into account that BondBloxx does not currently advise any “actively managed” ETFs and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individuals who are expected to serve as portfolio managers to the Sector Rotation Fund, including individuals from the Sub-Adviser. In addition, the Board considered BondBloxx’s investment philosophy and portfolio oversight process and the systems and tools BondBloxx and the Sub-Adviser are expected to use in managing the Sector Rotation Fund in accordance with its investment objective and investment strategies. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage the Sector Rotation Fund’s assets in accordance with the Sector Rotation Fund’s investment objective and investment strategies.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

BondBloxx USD High Yield Bond Sector Rotation ETF

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that the Sector Rotation Fund is required to pay to BondBloxx under the Advisory Agreement and the estimated expense ratios of the Sector Rotation Fund. The Board took into account that BondBloxx has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of the Sector Rotation Fund’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026. The Board noted that under this agreement, BondBloxx is permitted to recapture amounts waived and/or reimbursed within two years after the fiscal year in which BIM waived fees and/or reimbursed expenses if the Fund’s net total annual operating expenses have fallen to a level below the limit described above. The Board also took into account the sub-advisory fees payable to the Sub-Adviser. In addition, the Board took into account the expense ratios of comparable high yield bond ETFs relative to the estimated expense ratios of the Sector Rotation Fund. Based on the foregoing, the Board concluded that the Sector Rotation Fund’s advisory fee is reasonable in view of the services to be received by the Sector Rotation Fund from BondBloxx and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits The Board considered the estimated cost of services to be provided and the profits to be realized by BondBloxx in connection with its provision of services to the Sector Rotation Fund pursuant to the Advisory Agreement. The Board noted potential benefits to BondBloxx that could accrue as a result of managing the Sector Rotation Fund, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx’s anticipated profitability from its relationship with the Sector Rotation Fund was reasonable.

Potential Economies of Scale. The Board considered the proposed reorganization of Highland/iBoxx Senior Loan ETF (the “Target Fund”) with and into the Sector Rotation Fund (the “Reorganization”). The Board noted BondBloxx’s expectations that, assuming the Reorganization is approved by the Board, the board of the Target Fund and the shareholders of the Target Fund, in acquiring the assets of the Target Fund, the Sector Rotation Fund would be able to immediately implement its actively managed high yield sector allocation strategy without a “ramp up” period. The Board noted the competitive environment in which the Sector Rotation Fund will operate. The Board considered the effect of potential future asset growth on the Sector Rotation Fund’s performance and expenses and potential economies of scale to be realized by BondBloxx as the Fund’s assets increase over time. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by the Sector Rotation Fund to BondBloxx is appropriate.

Sub-Advisory Agreement

In approving the Sub-Advisory Agreement, the Board, including the Independent Trustees, considered various additional factors, including: (1) the nature, extent and quality of the services to be provided to the Sector Rotation Fund by the Sub-Adviser; (2) the Sub-Adviser’s proposed compensation under the Sub-Advisory Agreement; and (3) other potential benefits to the Sub-Adviser from its relationships with the Sector Rotation Fund. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Sub-Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement, the Board reviewed information provided by the Sub-Adviser relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of the Sub-Adviser’s personnel. The Board also took into account the systems and resources that the Sub-Adviser intended to devote to investment management, legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Sector Rotation Fund by the Sub-Adviser under the Sub-Advisory Agreement.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

BondBloxx USD High Yield Bond Sector Rotation ETF

Performance. The Board took into consideration the professional experience and investment capabilities of the individuals from the Sub-Adviser who are expected to serve as senior portfolio managers to the Sector Rotation Fund. In addition, the Board considered the Sub-Adviser’s investment philosophy and portfolio construction process and the systems and tools the Sub-Adviser is expected to use to provide a program consisting of asset allocation advisory services to the Sector Rotation Fund. Based on the foregoing, the Board concluded that the Sub-Adviser is qualified to serve as sub-adviser of the Sector Rotation Fund.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that BondBloxx is required to pay the Sub-Adviser under the Sub-Advisory Agreement, which compensation would be based on a percentage of the average daily net assets of the Fund. The Board took into account that under the Sub-Adviser Agreement, the Sub-Adviser will bear all expenses in connection with the performance of its services, excluding those costs of the Fund associated with brokerage activities. The Board noted BondBloxx’s view that the fees to be paid to the Sub-Adviser are priced at competitive levels. Based on the foregoing, the Board concluded that the Sector Rotation Fund’s sub-advisory fee is reasonable in view of the services to be received by the Sector Rotation Fund from the Sub-Adviser and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by the Sub-Adviser in connection with its provision of services to the Sector Rotation Fund pursuant to the Sub-Advisory Agreement. The Board noted potential benefits to the Sub-Adviser that could accrue as a result of the Sub-Adviser’s association with BondBloxx and the Sector Rotation Fund generally, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx’s anticipated profitability from its relationship with the Sector Rotation Fund was reasonable.

Conclusion

The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that terms of Agreements, including the compensation payable to BondBloxx under the Advisory Agreement and the compensation payable to the Sub-Adviser under the Sub-Advisory Agreement, were in the best interests of the Sector Rotation Fund and its shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Agreements, each for an initial two-year period.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Adviser and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The address of each Trustee and officer is c/o BondBloxx ETF Trust, 700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939. The Board has designated Joanna Gallegos as its Board Chair. David Lonergan serves as the Lead Independent Trustee.

Independent Trustees

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Allan Eberhart, (61)	Trustee, Nominating and Governance Committee Chair	2021–present	Professor of Finance, Founding Director (now Senior Associate Dean) of Master of Science in Finance program, McDonough School of Business, Georgetown University, since 1989	20	None
David Lonergan (52)	Lead Independent Trustee	2021–present	Retired; Chief Investment Officer Vista Capital Advisors (2017); Managing Director Global Co-Head Securities Lending and Finance BlackRock (1994–2014)	20	Advisory Board Member, Make-A-Wish Greater Bay Area (since 2017)
Stephen Messinger (60)	Trustee, Audit Committee Chair	2021–present	President, Di Costa Partners, 2019-present (registered fund governance advisory); Managing Director, BlackRock, Inc. (2016–2019); Executive Vice President, iShares ETFs (2016–2019)	20	Director, Ricochet Foundation (since 2018)
H. Michael Williams (62)	Trustee	2021–present	Retired; Educator, Director of Intercollegiate Athletics, University of California (2014–2018)	20	Director, The Spencer Foundation (since 2019)

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Interested Trustee

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Joanna Gallegos (47)	Interested Trustee and Board Chair	2021–present	Chief Operating Officer, BondBloxx Investment Management Corporation, since 2021; Head of Global ETF Strategy (2019–2021), Head of US ETFs (2017–2019) and Head of ETF Product Development (2013–2017), J.P. Morgan Asset Management	20	None

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Joanna Gallegos (47)	Chief Executive Officer, President and Secretary	Chief Operating Officer, BondBloxx Investment Management Corporation, since 2021; Head of Global ETF Strategy (2019–2021), Head of US ETFs (2017–2019) and Head of ETF Product Development (2013–2017), J.P. Morgan Asset Management; Managing Director/Director, BlackRock, Inc. (1999–2013)
Tony Kelly (51)	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer	Head of ETF Product and Capital Markets, BondBloxx Investment Management Corporation, since 2021; Managing Director and Head of ETF Product, Goldman Sachs Asset Management (2015–2021); Managing Director/Director, BlackRock, Inc. (2000–2015)
Kevin Hourihan (44)	Chief Compliance Officer, AML Compliance Officer	Senior Principal Consultant; Fund Chief Compliance Officer – ACA Global, LLC, since 2022; Chief Compliance Officer, Ashmore Funds (2017–2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp. (2014–2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015–2019).

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser
BondBloxx Investment Management Corporation
700 Larkspur Landing Circle, Suite 250
Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Chief Compliance Officer
ACA Group
480 East Swedesford Road, Suite 220
Wayne, PA 19087

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Ropes & Gray LLP
3 Embarcadero Center
San Francisco, CA 94111

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

ITEM 2. CODE OF ETHICS.

As of the period ended October 31, 2023, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the period covered by this report, there have been no changes to, amendments to or waivers from any provision of the code of ethics. The Registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-896-5089.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen A. Messinger possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Messinger as the Registrant’s audit committee financial expert. Mr. Messinger is an “independent” Trustee for purposes of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations or liabilities greater than the duties, obligations and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm (the “Auditor”), are for services rendered for each of the last two fiscal years ended October 31, 2023 and October 31, 2022, the Trust’s first two years of operation.

a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2023 and October 31, 2022, for professional services rendered by the Auditor for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with statutory and regulatory filings or engagements for each of the last two fiscal years, were $300,000 in 2023 and $285,000 in 2022.

b)	Audit Related Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2023 and October 31, 2022, for assurance and related services rendered to the Registrant by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2023 and $15,000 in 2022.

c)	Tax Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2023 and October 31, 2022, for professional services rendered to the Registrant by the Auditor for tax compliance, tax advice and tax planning were $70,000 in 2023 and $66,500 in 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

d)	All Other Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2023 and October 31, 2022, for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2023 and $0 for 2022.

e)

(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall (a) oversee the scope of the Trust’s audit, the Trust’s accounting and financial reporting policies and practices and its internal controls, and enhance the quality and objectivity of the audit function; (b) approve, and recommend to the Board Members for ratification, the selection, appointment, retention or termination of the Trust’s independent auditors, as well as approving the compensation thereof; and (c) approve all audit and non-audit services provided to the Trust and certain other persons by such independent auditors.

(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2023 and 0% for 2022; Tax Fees were 0% for 2023 and 0% for 2022; and Other Fees were 0% for 2023 and 0% for 2022.

f)	Not applicable.

g)	The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant was $70,000 in 2023 and $66,500 in 2022.

h)	The Registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

i)	Not applicable.

j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All the Board’s independent Trustees, Stephen A. Messinger, Allan C. Eberhart, David A. Lonergan and H. Michael Williams, are members of the Audit Committee.

(b)	Not applicable.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics – See Item 2.

(a)(2) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	January 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	January 3, 2024

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer
BondBloxx ETF Trust

Date:	January 3, 2024